                        ----------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                        ----------------------------------




                       ANNUAL REPORT -- SEPTEMBER 30, 1997

                                 Fixed-Income &

                              International-Equity

                                   Investments

              This publication must be accompanied or preceded by a
               prospectus of the Sanford C. Bernstein Fund, Inc.,
                which should be read carefully before investing.

Table of Contents

                             Portfolio Returns .................2

                           To Our Shareholders .................3

          Statements of Assets and Liabilities ................12

                      Statements of Operations ................14

           Statements of Changes in Net Assets ................17

                          Financial Highlights ................20

                 Notes to Financial Statements ................28

                        Directors and Officers ................inside back cover

Portfolio Overviews

                                Foreign Stocks .................8

                                 Taxable Bonds .................9

                               Municipal Bonds ................10

Portfolio Returns(1)

THROUGH SEPTEMBER 30, 1997



                                                       TOTAL RETURNS
                                                    -------------------            COMPOUND ANNUAL RETURNS
                                                    PAST SIX    PAST 12       ---------------------------------
                                                     MONTHS      MONTHS       PAST FIVE YEARS   SINCE INCEPTION      INCEPTION DATE
------------------------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS

  International Value(2)                              13.2%       23.2%            15.5%             13.7%           June 22, 1992

  Emerging Markets Value(2)                                                                                      December 15, 1995
     Before deduction of purchase and
     redemption fees described below                  (5.3)        3.8               --               7.2

     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein               (9.0)       (0.3)              --               4.8

  Intermediate Duration                                6.1         8.7              6.7               8.7         January 17, 1989

  Short Duration Plus                                  3.5         6.2              5.1               7.0        December 12, 1988

  Government Short Duration                            3.4         5.9              4.8               6.6          January 3, 1989

  Diversified Municipal                                4.6         7.0              5.6               6.6          January 9, 1989

  California Municipal                                 4.7         6.8              5.6               6.6           August 6, 1990

  New York Municipal                                   4.5         6.7              5.5               6.7          January 9, 1989

  Short Duration Diversified Municipal                 2.3         4.2               --               4.5          October 3, 1994

  Short Duration California Municipal                  2.1         3.9               --               4.3          October 3, 1994

  Short Duration New York Municipal                    2.2         4.0               --               4.3          October 3, 1994

MARKET BENCHMARKS

  Major Foreign Markets Index (MSCI EAFE)(3)          14.7%       23.7%            15.3%

  MSCI Emerging Markets Free Index                    (1.2)        6.6               --

  Lehman Brothers Aggregate Bond Index                 7.1         9.7              6.9


  Inflation                                            0.8         2.2              2.7

LIPPER MUTUAL-FUND COMPOSITES(4)

  Foreign Stock Composite                             12.2%       18.1%            13.1%

  Emerging-Markets Composite                           7.5        19.6               --

  Intermediate Bond Composite                          6.5         8.9              6.1

  Short-Term Bond Composite                            4.0         6.6              5.1

  Intermediate Municipal Composite                     5.0         7.2              5.9

  Short-Term Municipal Composite                       3.0         4.9               --

 ................................................................................
1 Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

3 Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product.

4 Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.
--------------------------------------------------------------------------------

2    Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

For investors in bonds and foreign stocks, the 12 months through September 30 may have seemed a bit humdrum, what with the surging U.S. stock market stealing the thunder. But the fact is the past year was also an extraordinary period for major foreign stock markets. Most European markets beat U.S. stocks over the past 12 months in local-currency terms, with a number of markets gaining as much as 50%; the main disappointment was Japan (display). Bonds, too, fared well. Emerging markets, however, were if anything too exciting: Dramatic losses in Southeast Asia undercut huge gains in Latin America, the Middle East and emerging Europe.

HIGHLIGHTS:

o Bernstein International Value rose a robust 23.2% during the 12 months, keeping pace with its benchmark and outdistancing the average foreign-stock mutual fund by more than five percentage points (see facing page). Good stock selection within most of the markets, coupled with largely successful currency-hedging strategies, more than offset an emphasis on Japanese stocks. In its five and a quarter years, International Value has compounded
     2.4 percentage points a year faster than the average international fund.

o Emerging Markets Value benefited from strong gains in most of the 16 markets invested in (we've recently added Portugal) but was buffeted by Southeast Asia's market turmoil. The portfolio's 3.8% rise for the 12 months* trailed the benchmark index and the mutual-fund average, as unfavorable country allocation cut into gains from stock selection.

o Bernstein's nine bond portfolios profited from the benign market climate, as interest rates fell, pushing bond prices up. Intermediate Duration returned 8.7% in interest plus capital gains from price appreciation (display, page 6); the intermediate municipal-bond portfolios returned between 6.7 and 7.0%.

============
GLOBAL RALLY
============--------------------------------------------------------------------
Major Stock-Market Returns:
Past 12 Months Ended Sep 30, 1997

Most major markets boomed over the past year, although the strengthening dollar somewhat reduced overseas returns for U.S. investors

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                                  Local Currency      Dollars
                                                  --------------      -------
Italy                                                  51.8            33.9
Germany                                                51.5            30.8
France                                                 41.6            23.2
U.S.                                                                   40.4

U.K.                                                   35.5            40
Japan                                                  -8.8           -15.8

Source: Morgan Stanley Capital International (MSCI) and Standard & Poor's

 ................................................................................
* This excludes the 2% purchase fee that new shareholders pay into the Fund to cover the trading costs incurred in investing their money into emerging markets. A 2% fee is also levied on withdrawals from the portfolio to cover the trading costs incurred in liquidating investments. These fees ensure that shareholders pay their own transaction costs when entering and exiting the Fund, and that long-term shareholders are not affected by these trades.

--------------------------------------------------------------------------------

                                                         1997 Annual Report    3

==============
JAPAN JOINS IN
==============------------------------------------------------------------------

Rising corporate profitability fueled European stock-market gains...

                            Return on Equity: Europe

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Germany      France       Italy
                              -------      ------       -----
                    85         20.41        12.21       11.99
                    86         16.62        14.03       13.26
                    87         12.95        16.87       13.44
                    88         14.36        18.85       14.27
                    89         14.51        17.53       13.39
                    90          12.9        14.67        8.69
                    91         12.14        11.15        4.79
                    92          8.88         8.22        0.35
                    93          3.28         6.18        0.58
                    94          7.58         6.40        3.50
                    95          8.08         3.25        7.87
                    96         13.25         8.74        7.97
                    97E        13.25         9.95        9.92
                    98E        14.38        11.00       10.64

 ...and now Japan seems poised to join the earnings boom

                                Return on Equity

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]



                          Japanese Industrial Companies
                          -----------------------------
                                 85          11.2
                                 86           8.3
                                 87           5.6
                                 88           7.4
                                 89           9.5
                                 90           8.9
                                 91           7.7
                                 92           5.3
                                 93           2.4
                                 94           1.7
                                 95           2.0
                                 96           3.8
                                97E           5.1
                                98E           6.3

Source: MSCI and Bernstein

--------------------------------------------------------------------------------
MAJOR MARKETS RIVAL U.S. RETURNS
 ................................................................................

Even though a strengthening dollar reduced foreign-stock returns for U.S. investors, the European markets did well for us, earning 20-40% in dollar terms. Fueling the continuing stock rally were dramatically higher corporate profits (display). Throughout Europe, American-style capitalism and shareholder-awareness are now "in," bringing a wave of U.S.-style corporate restructurings and mergers. International Value has shared in the fruits of several restructurings.

   The one major country that has seriously lagged the global profit and stock-market boom is Japan. Nonetheless, as of the end of the Fund's fiscal year in September, Japanese stocks appeared to be one of the most attractive investment opportunities in the world. Not only were stock prices low by traditional measures--the market's price-to-book-value ratio was only half the level in the U.S.--but Japanese companies' profits had decisively begun to rise even without a rebound of the economy as a whole. The same kinds of restructuring that have produced spectacular stock gains in the U.S. and Europe are taking root in Japan, and as we've seen in Europe over the past year or so, positive change can come fast in business and quickly propel stock prices. From what we observe, the Japanese are doing the right things to put the economy and profits back on track: We fully expect their efforts to pay off over time.


--------------------------------------------------------------------------------
STOCK SELECTION IS KEY
 ................................................................................

Indeed, these efforts already have paid off among Japan's large exporters. Now domestically oriented Japanese companies are also restructuring to cope with the country's prolonged recession and toughen up to compete in deregulating markets. But stock selection is even more critical under these conditions. We're gratified that the stocks in our portfolio have outperformed the local market by
1.6 percentage points a year over the five and a quarter years since the Fund's inception.

     Across our International Value portfolio, value-oriented stock selection combined with active currency management have made for strong long-term performance. Nor has the portfolio taken undue risk. As of September, its risk-adjusted return had earned a four-star overall rating from

--------------------------------------------------------------------------------

4    Sanford C. Bernstein Fund, Inc.

Morningstar (as ranked against 601 international-equity funds for the past three years and 258 for the past five years).* Of course, international investing involves exposure to special risks, such as currency fluctuations, differences in accounting standards and economic and political instability.


--------------------------------------------------------------------------------
CRISIS IN SOUTHEAST ASIA
 ................................................................................

These risks have been particularly evident in the emerging markets of late. Lackluster performance in Asia turned brutal in July when Thailand devalued the baht, touching off a currency crisis that soon spread to Malaysia, the Philippines and Indonesia: "Bahtulism," one observer aptly called it. The contagion spread to the region's stock markets, as investors perceived the outlook had deteriorated and the risk increased. This combination of plunging markets and currencies--emerging-market currencies are difficult if not impossible to hedge--resulted in losses of 30-60% for dollar-based investors in these markets (display).

   But just as expectations for Southeast Asia were unrealistically high before the crisis, it seems to us that undue pessimism has now set in. In our experience, market overreaction is the source of the best long-term investment returns, since it allows you to buy beneath intrinsic value. Not only do we expect eventual economic and stock-market recoveries along the Pacific Rim, but we're also seeking out companies that should do better than most as recoveries unfold.

   The important thing to remember is that our broadly distributed portfolio is designed to concentrate on finding the best stocks within each market rather than shifting money from one market to another in an attempt to catch the highs and sidestep the lows. Our research and experience suggest the latter is largely futile in these unpredictable parts of the world. We avoid the riskiest markets systematically--less-established markets like Russia and Venezuela that are lacking in liquidity or investor safeguards. This dampened our performance during the period, with some of these markets doing very well, but it should pay off in long-term stability.


 ................................................................................
* The portfolio's overall Morningstar rating derives from its four-star three-year rating (weighted at 40%) and its four-star five-year rating (weighted at 60%). The rating firm ranks portfolios in this investment category by how much their annual returns exceed those of 90-day Treasury bills, with appropriate adjustments for fees, and for a risk factor that takes into account any portfolio returns below those of 90-day T-bills during the rating period. A fund ranked in the top 10% receives five stars; the next 22.5%, four stars; the next 35%, three stars; the next 22.5%, two stars; and the lowest 10%, one star. Ratings are subject to change monthly. Past performance is no guarantee of future results.

=============
MIXED RESULTS
=============-------------------------------------------------------------------

Currency crises in Southeast Asia hit markets hard, dragging down the emerging-markets index despite dramatic gains in Latin America and the Mideast

                             Emerging Stock-Market
                            Returns: Past 12 Months
                               Ended Sep 30, 1997
                                  (in U.S. $)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                  Turkey                              91.3
                  Brazil                              60.8
                  Mexico                              60.2
                  Argentina                           52.1
                  Chile                               12.4
                  Indonesia                          -32.0
                  Malaysia                           -44.6
                  Philippines                        -52.1
                  Thailand                           -60.5
                  Emerging Markets Free Index          6.6

--------------------------------------------------------------------------------

                                                         1997 Annual Report    5

=================
INCOME PLUS GAINS
=================---------------------------------------------------------------

Falling interest rates pushed bond prices higher over the past 12 months, adding capital gains to our bond portfolios' interest income

Example: Taxable Portfolios

(Periods Ended Sep 30, 1997)

                                                INTERMEDIATE DURATION
                                    ............................................
                                    Capital            Income              Total
                                    Return             Return             Return
                                    ............................................
1997                                 1.1%               4.3%               5.3%
                                    ............................................
Past 12 Months                       2.3                6.4                8.7
                                    ............................................
Annual
Since Inception                      1.9                6.9                8.7

                                                 SHORT DURATION PLUS
                                    ............................................
                                    Capital            Income              Total
                                    Return             Return             Return
                                    ............................................
1997                                 0.2%               4.1%               4.3%
                                    ............................................
Past 12 Months                       0.4                5.8                6.2
                                    ............................................
Annual
Since Inception                      0.8                6.2                7.0

Note: Capital and income return may not add exactly to total return due to rounding; inception dates are listed on page 2.

--------------------------------------------------------------------------------
BOND PORTFOLIOS: PUTTING STABILITY FIRST
 ................................................................................

In the bond markets, we've continued to position our portfolios conservatively, preferring to sacrifice the chance of extra return in favor of greater safety. We've kept our durations--sensitivity to interest-rate changes--toward the low end of their always-conservative ranges: Unemployment is near its lowest point since the Vietnam War era, putting upward pressure on wages, and the dollar is no longer rising against other currencies as a group, helping to stabilize once-falling import prices. Thus we remain wary about a rise in inflation that would trigger an increase in interest rates and depress bond prices, especially for long-duration portfolios.

     We've also added a significant share of inflation-protected bonds to our investments, particularly in the taxable portfolios. Not only do these bonds gain in principal value and interest payments to match the inflation rate, they also represent an extraordinary current opportunity, as we see it. As there's been little public concern about inflation, demand for inflation-protected Treasuries has been low, depressing their prices and thereby elevating their yields. If inflation comes in higher than expected--as we anticipate--inflation-protected Treasuries will outperform standard bonds decisively. If inflation is lower than anticipated, of course, these bonds will underperform.



--------------------------------------------------------------------------------
USING RESEARCH TO FIND OPPORTUNITIES
 ................................................................................

We've already had success with mortgage-backed securities and German bonds in our taxable portfolios, and we've reduced these positions and used the profits to triple our holding of corporate bonds. We're emphasizing less risky short-term corporates and relying on our extensive research to identify corporates that are sound but structurally complex or controversial and therefore yield more than their realistic risks warrant. Abroad, we're emphasizing Australian and Canadian bonds and maintaining our reduced position in German bonds; all yield more than similar-maturity U.S. bonds once the currency exposure is hedged (display, facing page).

     Our tilt in municipal bonds has also been conservative. We've kept durations short and maintained our quality focus, considering the extra yield on most lower-rated municipals too modest to justify the additional risk. We've found some exceptions here: Our research suggested, for

--------------------------------------------------------------------------------

6    Sanford C. Bernstein Fund, Inc.

instance, that an upgrade was imminent for New York's state and agency bonds, as the state's fiscal condition had vastly improved, prompting us to increase these holdings in both our New York and our nationally diversified municipal portfolios. In August Standard & Poor's did raise the rating of New York general-obligation and agency bonds, leading to good gains.

     A key point to carry away from this past year is that markets really do diverge, sometimes in extreme fashion. The steady performance of bonds over the past 12 months and the high returns on stocks in Europe and Latin America have been a welcome offset to the troubled Asian markets. This diversity in performance at a single point in time illustrates why we offer the Bernstein Fund portfolios--to give clients easy access to a range of investment alternatives and a chance to better balance portfolios that are often rooted in U.S. stocks. Broad market access is especially important at a time when investment values remain higher outside the U.S. than within it, and our home stock market has resumed its characteristic volatility.

      As always, if you have questions or comments, I'd be happy to hear from you.


============
FOREIGN BOND
ADVANTAGE
============--------------------------------------------------------------------

Australian, Canadian and German bonds were all yielding substantially more than similar-maturity U.S. bonds once the currency exposure was hedged--our practice except where a currency seems poised to rise

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Yield as of Sep 30, 1997*
       Years to
       Maturity         U.S.       Germany    Australia     Canada
       --------         ----       -------    ---------     ------
           1            6.00        6.00        6.00         6.00
           2            6.16        6.48        6.34         6.44
           3            6.25        6.79        6.70         6.70
           4            6.33        7.04        7.01         6.91
           5            6.38        7.26        7.22         6.98

*With currency hedged
Source: Bloomberg L.P. and Bernstein


[PHOTOGRAPH OF
ROGER HERTOG]                 /s/ Roger Hertog
                                  Roger Hertog, President
                                       September 30, 1997





--------------------------------------------------------------------------------

                                                         1997 Annual Report    7

Foreign-Stock Portfolios

================================================================================
                              Country Weightings*
================================================================================
                              (September 30, 1997)

            International Value           Emerging Markets Value
            --------------------          ----------------------
            Japan          30.9%          South Africa       9.6%
            Germany        15.8           Mexico             8.3
            France         11.3           Malaysia           8.2
            Italy           9.5           Brazil             7.7
            Britain         9.4           Taiwan             7.2
            Canada          5.7           South Korea        6.6
            Spain           4.6           Israel             6.1
            Finland         2.6           Thailand           5.8
            Netherlands     2.1           Argentina          5.3
            Austria         1.8           China              5.1

            Switzerland     1.8           India              5.1
            Australia       1.7           Indonesia          5.1
            Hong Kong       0.6           Turkey             5.1
            Sweden          0.3           Chile              4.5
                                          Philippines        3.9
                                          Portugal           2.8

*Excluding cash; figures are rounded

================================================================================
                  Key Currency Hedges for International Value
================================================================================
                              (September 30, 1997)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A CHART IN THE PRINTED MATERIAL.]

0% Hedged:                    50% Hedged:                           100% Hedged:
Full Exposure                 Our Neutral Position                  No Exposure

                    Japanese Yen                 70%
                    German Mark                  51%
                    French Franc                 33%
                    British Pound                Unhedged
                    Italian Lira                 30%
                    Overall Currency Hedge       48%

================================================================================
International Value
================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

Growth of $25,000(1)

        International Value    EAFE Foreign Stock Index     Lipper Foreign Stock
         (after all costs)       (before all costs)             Composite
        -------------------    ------------------------     --------------------
 7/1/92        25000                   25000                      25000
               24179                   23874                      24128
               25280                   24569                      24354
               23979                   23844                      23833
               23419                   23575                      23097
               23499                   24015                      23221
 1/1/93        23754                   24102                      23530
               24184                   24357                      23608
               25128                   25178                      24153
               27419                   26568                      25530
               29208                   28548                      26812
               29854                   28798                      27393
               29128                   28578                      26815
               30537                   29727                      27660
               32261                   31644                      29356
               31280                   30796                      29171
               31986                   31943                      30440

               29954                   29609                      29219
 1/1/94        31953                   31821                      31928
               34245                   34058                      33898
               33820                   33475                      33159
               33942                   32679                      31686
               35041                   34146                      32482
               34733                   33453                      32381
               34142                   32855                      32038
               34883                   33706                      32919
               35351                   34225                      33887
               33957                   32753                      33043
               34140                   33379                      33684
               33059                   32424                      32027
 1/1/95        33177                   32660                      31719
               32358                   31654                      30143
               31758                   31388                      30185
               31758                   31740                      31175
               32769                   33108                      32182
               32746                   32962                      32455
               32488                   32483                      32455
               34252                   34704                      34192
               34360                   34427                      33546
               34575                   34652                      34035
               34315                   33819                      33348
               34423                   34732                      33705
 1/1/96        35854                   36239                      34723
               37333                   37316                      35486
               37267                   37176                      35628
               37928                   37820                      36241
               39453                   39199                      37401
               39518                   38796                      37300
               39960                   39185                      37550
               38436                   37640                      36175
               38591                   37769                      36573
               40048                   39247                      37363
               40004                   38836                      37117
               41726                   40634                      38705
 1/1/97        42115                   40502                      38837
               42091                   40849                      38713
               42681                   41530                      39255
               43601                   42315                      39341
               43884                   42868                      39420
               45300                   44508                      41738
               47258                   47326                      43670
               49688                   49367                      44797
               46574                   45774                      41643
9/30/97        49358                   48549                      44125

================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                              (September 30, 1997)


                                         =======================================
                                                                       EAFE
                                         International            Foreign Stock-
                                            Value                  Market Index
                                         =======================================
Price/Book                                   1.5x                      2.5x
 ................................................................................
Price/Earnings                              19.1x                     26.6x
 ................................................................................
Dividend Yield                               2.6%                      1.8%

================================================================================
Emerging Markets Value
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Emerging Markets Value
             after deduction of 2%
            redemption fees--both
            paid to the portfolio,         MSCI Emerging             Lipper
             not to Bernstein. See      Markets Free Index      Emerging-Markets
              footnote 3 below.         (before all costs)         Composite
            ----------------------      ------------------      ----------------
   1/1/96           25000                      25000                 25000
                    26784                      26777                 27133
                    26760                      26351                 26932
                    27071                      26557                 27053
                    28422                      27618                 28149
                    28266                      27495                 28447
                    27932                      27667                 28606
                    26186                      25776                 26913
                    26174                      26441                 27642
                    26090                      26665                 27819
                    24942                      25954                 27107
                    25803                      26388                 27706
   1/1/97           26226                      26508                 28185
                    28281                      28316                 30448
                    28953                      29528                 31587
                    28593                      28753                 30937
                    28100                      28804                 31128
                    28401                      29628                 32389
                    29230                      31214                 34187
                    30395                      31680                 35195
                    27115                      27648                 32021
  9/30/97           26538                      28414                 33266

================================================================================
                       Portfolio Value Characteristics(2)
================================================================================
                              (September 30, 1997)


                                                ================================
                                                Emerging           MSCI Emerging
                                                 Markets           Markets Free
                                                  Value               Index
                                                ================================
Price/Book                                         1.0x                1.8x
 ................................................................................
Price/Earnings                                    12.9x               17.7x
 ................................................................................
Dividend Yield                                     3.0%                2.0%


 ................................................................................

1 Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.

2 Price/book, price/earnings and dividend yield are valuation measures: The lower a portfolio's average price/book and price/earnings ratios and the higher its dividend yield relative to an index, the cheaper its average stock. The indexes in these tables are the same as those described in the note above.

3 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have grown to $27,632.

--------------------------------------------------------------------------------

8    Sanford C. Bernstein Fund, Inc.

Taxable-Bond Portfolios

================================================================================
Intermediate Duration
================================================================================

Growth of $25,000(1)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                    Lehman Brothers
          Intermediate Duration   Aggregate Bond Index     Lipper Intermediate
            (after all costs)       (before all costs)         Bond Composite
          ---------------------   --------------------     -------------------
2/1/89           25000                    25000                   25000
                 24865                    24820                   24898
                 25000                    24927                   24982
                 25432                    25448                   25397
                 25948                    26117                   25869
                 26694                    26911                   26462
                 27103                    27484                   26919
                 26868                    27077                   26658
                 27003                    27215                   26768
                 27602                    27885                   27228
                 27776                    28150                   27424
1/1/90           27846                    28226                   27501
                 27522                    27890                   27289
                 27602                    27979                   27365
                 27649                    27999                   27409
                 27427                    27741                   27269
                 28083                    28562                   27861
                 28447                    29022                   28207
                 28769                    29424                   28534
                 28480                    29030                   28326
                 28597                    29272                   28447
                 28879                    29645                   28618
                 29443                    30283                   29082
1/1/91           29892                    30757                   29457
                 30044                    31138                   29731
                 30478                    31403                   30004
                 30782                    31620                   30229
                 31132                    31961                   30574
                 31361                    32146                   30773
                 31371                    32130                   30773
                 31798                    32577                   31124
                 32494                    33281                   31749
                 33042                    33956                   32324
                 33469                    34333                   32666
                 33818                    34649                   32987
1/1/92           35005                    35678                   33920
                 34509                    35193                   33533
                 34754                    35422                   33661
                 34594                    35222                   33530
                 34848                    35476                   33764
                 35499                    36146                   34308
                 35991                    36644                   34798
                 36844                    37391                   35592
                 37051                    37770                   35891
                 37443                    38218                   36372
                 36919                    37711                   35830
                 37071                    37719                   35726

1/1/93           37692                    38319                   36222
                 38306                    39054                   36947
                 38962                    39738                   37619
                 39109                    39904                   37766
                 39343                    40182                   38034
                 39503                    40234                   38004
                 40374                    40962                   38676
                 40778                    41195                   38839
                 41611                    41917                   39557
                 41673                    42030                   39712
                 41895                    42187                   39839
                 41396                    41828                   39484
1/1/94           41589                    42055                   39670
                 42150                    42622                   40174
                 41399                    41881                   39459
                 40633                    40846                   38598
                 40296                    40520                   38251
                 40251                    40516                   38194
                 40172                    40426                   38121
                 40833                    41231                   38693
                 40805                    41280                   38770
                 40199                    40674                   38332
                 40152                    40637                   38275
                 40034                    40548                   38164
1/1/95           40276                    40828                   38347
                 41077                    41636                   38956
                 41895                    42626                   39767
                 42115                    42888                   40013
                 42631                    43487                   40530
                 44120                    45170                   41960
                 44477                    45501                   42225
                 44303                    45399                   42111
                 44811                    45947                   42582
                 45353                    46394                   42957
                 46074                    46998                   43490
                 46722                    47702                   44098
1/1/96           47458                    48371                   44658
                 47630                    48692                   44953
                 46700                    47846                   44185
                 46435                    47513                   43884
                 46241                    47246                   43616
                 46218                    47150                   43538
                 46715                    47783                   44034
                 46889                    47914                   44135
                 46899                    47834                   44100
                 47645                    48668                   44819
                 48616                    49746                   45724
                 49536                    50598                   46497
1/1/97           49158                    50127                   46088
                 49215                    50281                   46222
                 49317                    50406                   46314
                 48794                    49847                   45828
                 49429                    50593                   46423
                 49802                    51072                   46823

                 50402                    51678                   47342
                 51431                    53071                   48559
                 51177                    52619                   48132
9/30/97          51772                    53395                   48801

================================================================================
                              Portfolio Profile(2)
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Mortgages                                             30%
           Foreign                                               12%
           Treasury Inflation-Protected Securities               22%
           Corporates                                            13%
           Asset-Backeds                                          2%
           Treasury Securities                                   21%

Average Credit Quality:  AAA
Average Duration:        4.2 yrs.


================================================================================
Short Duration Plus
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 Merrill Lynch 1-3 Year
          Short Duration Plus        Treasury Index         Lipper Short-Term
           (after all costs)       (before all costs)         Bond Composite
          -------------------    ----------------------     -----------------
1/1/89           25000                   25000                    25000
                 25200                   25198                    25208
                 25247                   25198                    25253
                 25372                   25313                    25377
                 25674                   25701                    25671
                 25969                   26086                    26005
                 26366                   26574                    26392
                 26663                   26967                    26727
                 26653                   26800                    26677
                 26826                   26958                    26815
                 27153                   27365                    27161
                 27348                   27610                    27354
1/1/90           27453                   27720                    27480
                 27517                   27743                    27469
                 27637                   27873                    27612
                 27770                   27967                    27739
                 27812                   28022                    27789
                 28152                   28450                    28164
                 28399                   28750                    28431

                 28676                   29109                    28889
                 28799                   29196                    28947
                 28939                   29436                    29112
                 29153                   29760                    29319
                 29391                   30051                    29621
1/1/91           29723                   30416                    29905
                 29845                   30694                    30099
                 30225                   30877                    30340
                 30514                   31085                    30577
                 30847                   31379                    30883
                 31109                   31569                    31099
                 31246                   31698                    31176
                 31533                   31974                    31454
                 31918                   32413                    31882
                 32198                   32763                    32261
                 32575                   33114                    32580
                 32930                   33458                    32887
1/1/92           33404                   33967                    33459
                 33364                   33915                    33372
                 33526                   34033                    33495
                 33521                   34020                    33482
                 33881                   34333                    33713
                 34236                   34645                    34050
                 34608                   34998                    34411
                 34968                   35390                    34848
                 35102                   35702                    35085
                 35287                   36041                    35394
                 35147                   35825                    35153
                 35255                   35766                    35090
1/1/93           35509                   36106                    35374
                 35792                   36482                    35788
                 36056                   36794                    36139
                 36189                   36904                    36258
                 36321                   37133                    36472
                 36434                   37029                    36457
                 36773                   37302                    36760
                 36946                   37388                    36863
                 37200                   37714                    37191
                 37225                   37837                    37325
                 37368                   37911                    37433
                 37275                   37920                    37381
1/1/94           37435                   38060                    37538
                 37690                   38305                    37819
                 37522                   38060                    37543
                 37320                   37870                    37232
                 37293                   37736                    37057
                 37333                   37790                    37071
                 37408                   37902                    37097
                 37682                   38228                    37405
                 37755                   38362                    37532
                 37650                   38275                    37435
                 37740                   38361                    37480
                 37547                   38190                    37386
1/1/95           37640                   38277                    37412

                 38104                   38809                    37786
                 38581                   39343                    38281
                 38736                   39562                    38484
                 39076                   39915                    38842
                 39615                   40612                    39572
                 39835                   40830                    39794
                 39970                   41000                    39885
                 40202                   41243                    40161
                 40422                   41444                    40394
                 40784                   41794                    40721
                 41076                   42163                    41067
1/1/96           41441                   42487                    41391
                 41668                   42848                    41702
                 41521                   42667                    41543
                 41508                   42629                    41506
                 41593                   42665                    41523
                 41676                   42752                    41589
                 41913                   43059                    41876
                 42113                   43229                    42035
                 42298                   43377                    42161
                 42660                   43770                    42541
                 43167                   44263                    42979
                 43454                   44602                    43318
1/1/97           43424                   44602                    43318
                 43663                   44812                    43509
                 43781                   44915                    43635
                 43770                   44897                    43587
                 44072                   45264                    43918
                 44339                   45573                    44217
                 44610                   45887                    44504
                 44949                   46391                    44990
                 45058                   46434                    45012
9/30/97          45308                   46786                    45341

================================================================================
                              Portfolio Profile(2)
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Mortgages                                             11%
           Foreign                                                7%
           Treasury Inflation-Protected Securities               15%
           Corporates                                             8%
           Asset-Backeds                                          3%
           Treasury Securities                                   56%

Average Credit Quality:  AAA
Average Duration:        1.5 yrs.


================================================================================
Government Short Duration

================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              Government          Merrill Lynch 1-3 Year
            Short Duration           Treasury Index            Lipper Short-Term
           (after all costs)       (before all costs)            Bond Composite
           -----------------      ----------------------       -----------------
2/1/89           25000                    25000                     25000
                 25037                    25000                     25045
                 25129                    25115                     25168
                 25460                    25499                     25460
                 25740                    25882                     25791
                 26140                    26366                     26175
                 26441                    26756                     26507
                 26361                    26590                     26457
                 26520                    26747                     26595
                 26880                    27151                     26938
                 27044                    27394                     27129
1/1/90           27176                    27503                     27254
                 27196                    27525                     27243
                 27327                    27654                     27384
                 27434                    27748                     27510
                 27496                    27802                     27560
                 27854                    28227                     27932
                 28097                    28524                     28197
                 28393                    28880                     28651
                 28515                    28967                     28709
                 28718                    29205                     28872
                 28997                    29526                     29077
                 29267                    29816                     29377
1/1/91           29615                    30177                     29659
                 29844                    30454                     29852
                 30055                    30635                     30090
                 30219                    30841                     30325
                 30472                    31133                     30628
                 30636                    31321                     30843
                 30723                    31450                     30920
                 30984                    31724                     31195
                 31393                    32159                     31619
                 31724                    32506                     31996
                 32079                    32854                     32312
                 32424                    33196                     32616
1/1/92           32938                    33700                     33184
                 32804                    33649                     33097
                 32839                    33767                     33220
                 32737                    33753                     33206
                 33115                    34064                     33436
                 33472                    34374                     33770
                 33845                    34724                     34128
                 34198                    35113                     34561
                 34285                    35422                     34796

                 34441                    35759                     35103
                 34362                    35544                     34864
                 34439                    35486                     34801
1/1/93           34707                    35823                     35083
                 34953                    36196                     35493
                 35181                    36505                     35841
                 35253                    36615                     35960
                 35350                    36842                     36172
                 35422                    36739                     36157
                 35715                    37009                     36457
                 35869                    37095                     36559
                 36165                    37419                     36885
                 36200                    37540                     37018
                 36319                    37614                     37125
                 36212                    37623                     37073
1/1/94           36304                    37762                     37229
                 36510                    38005                     37508
                 36334                    37762                     37234
                 36234                    37574                     36925
                 36125                    37441                     36751
                 36150                    37494                     36766
                 36234                    37605                     36792
                 36530                    37928                     37097
                 36624                    38062                     37223
                 36508                    37975                     37127
                 36590                    38061                     37171
                 36428                    37891                     37078
1/1/95           36456                    37977                     37104
                 36932                    38505                     37475
                 37399                    39034                     37966
                 37583                    39252                     38167
                 37914                    39602                     38522
                 38495                    40294                     39247
                 38766                    40510                     39466
                 38855                    40678                     39557
                 39066                    40920                     39830
                 39262                    41119                     40061
                 39568                    41466                     40386
                 39866                    41833                     40729
1/1/96           40142                    42154                     41051
                 40350                    42512                     41359
                 40231                    42332                     41201
                 40246                    42295                     41164
                 40224                    42330                     41181
                 40271                    42417                     41247
                 40527                    42722                     41531
                 40681                    42890                     41689
                 40820                    43037                     41814
                 41133                    43427                     42190
                 41580                    43916                     42625
                 41856                    44253                     42962
1/1/97           41783                    44253                     42962
                 42006                    44460                     43151
                 42113                    44563                     43276

                 42103                    44545                     43228
                 42392                    44909                     43557
                 42650                    45215                     43853
                 42913                    45527                     44138
                 43241                    46027                     44619
                 43314                    46070                     44641
9/30/97          43549                    46419                     44967

================================================================================
                              Portfolio Profile(2)
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Treasury Securities                                   85%
           Treasury Inflation-Protected Securities               15%

Average Credit Quality:  AAA
Average Duration:        1.5 yrs.


 ................................................................................

1 Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

2 Portfolio allocations represent the exposure of the portfolios to various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.

--------------------------------------------------------------------------------

                                                         1997 Annual Report    9

Municipal-Bond Portfolios (Intermediate)

================================================================================
Diversified Municipal
================================================================================


Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                      Lehman Brothers
           Diversified Municipal    Laddered G/O Index       Lipper Intermediate
             (after all costs)      (before all costs)       Municipal Composite
           ---------------------    ------------------       -------------------
2/1/89             25000                   25000                    25000
                   24863                   24768                    24893
                   24736                   24631                    24820
                   25164                   25035                    25212
                   25550                   25458                    25550
                   25878                   25759                    25829
                   26189                   26112                    26128
                   26027                   26020                    26011
                   25973                   26028                    25972
                   26266                   26260                    26203
                   26602                   26583                    26510
1/1/90             26769                   26798                    26743
                   26669                   26814                    26679
                   26843                   26996                    26884
                   26823                   26937                    26868
                   26741                   26864                    26723
                   27152                   27321                    27177
                   27351                   27534                    27405
                   27637                   27842                    27748
                   27510                   27742                    27501
                   27622                   27806                    27592
                   28022                   28195                    27934
                   28403                   28604                    28375
1/1/91             28590                   28713                    28517
                   28933                   29126                    28845
                   29187                   29386                    29096
                   29102                   29347                    29111
                   29448                   29691                    29416
                   29565                   29842                    29622
                   29545                   29836                    29593
                   29774                   30114                    29856
                   30144                   30469                    30166
                   30443                   30822                    30504
                   30652                   31051                    30758
                   30818                   31172                    30841
1/1/92             31500                   31820                    31433
                   31450                   31906                    31521
                   31425                   31922                    31555
                   31229                   31836                    31489
                   31393                   32100                    31732
                   31803                   32389                    32068
                   32239                   32829                    32520
                   33167                   33666                    33486
                   32915                   33407                    33148
                   33154                   33648                    33343
                   32796                   33530                    33067

                   33281                   33926                    33622
1/1/93             33560                   34163                    33915
                   33893                   34515                    34298
                   34711                   35371                    35320
                   34381                   35031                    34938
                   34587                   35259                    35225
                   34642                   35382                    35362
                   35137                   35811                    35875
                   35040                   35836                    35879
                   35639                   36316                    36542
                   36007                   36574                    36966
                   36062                   36632                    37044
                   35883                   36530                    36807
1/1/94             36391                   37034                    37436
                   36706                   37386                    37833
                   36065                   36716                    37008
                   35366                   35942                    35957
                   35368                   36283                    36141
                   35587                   36483                    36408
                   35483                   36406                    36303
                   35871                   36799                    36760
                   36012                   36965                    36903
                   35719                   36714                    36527
                   35420                   36504                    36100
                   35020                   36252                    35562
1/1/95             35475                   36553                    36091
                   36132                   36977                    36799
                   36876                   37528                    37572
                   37259                   38057                    37910
                   37321                   38155                    37974
                   38266                   38985                    38878
                   38107                   38998                    38734
                   38458                   39515                    39094
                   38841                   39922                    39478
                   38993                   40064                    39651
                   39376                   40280                    40032
                   39818                   40637                    40464
1/1/96             40075                   40841                    40735
                   40373                   41274                    41078
                   40264                   41179                    40946
                   39891                   40950                    40483
                   39808                   40904                    40406
                   39813                   40854                    40386
                   40080                   41147                    40629
                   40366                   41433                    40986
                   40331                   41500                    40994
                   40701                   41815                    41343
                   41035                   42198                    41740
                   41640                   42777                    42362
1/1/97             41532                   42721                    42234
                   41687                   42867                    42323
                   41938                   43159                    42632
                   41599                   42733                    42189
                   41851                   42930                    42396

                   42281                   43371                    42900
                   42594                   43735                    43286
                   43376                   44515                    44230
                   43145                   44298                    43867
9/30/97            43532                   44691                    44319

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  66%
                            AA                   18%
                            A                     7%
                            BBB                   6%
                            Other                 3%

Average Credit Quality:  AA+
Average Duration:        4.5 yrs.


================================================================================
California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                    Lehman Brothers
           California Municipal    Laddered G/O Index     Lipper Intermediate
            (after all costs)      (before all costs)     Municipal Composite
           --------------------    ------------------     -------------------
9/1/90            25000                  25000                   25000
                  25155                  25058                   25083
                  25459                  25408                   25394
                  25844                  25777                   25795
1/1/91            26072                  25875                   25924
                  26340                  26247                   26222
                  26649                  26481                   26450
                  26566                  26446                   26463
                  26814                  26756                   26741
                  26937                  26892                   26928
                  26889                  26887                   26901
                  27112                  27137                   27141
                  27378                  27457                   27423
                  27686                  27776                   27730
                  27891                  27981                   27960
                  27989                  28090                   28036
1/1/92            28558                  28675                   28574
                  28610                  28752                   28654
                  28600                  28766                   28686

                  28370                  28689                   28625
                  28578                  28927                   28846
                  28916                  29187                   29152
                  29279                  29584                   29563
                  30091                  30339                   30441
                  29901                  30105                   30133
                  30111                  30322                   30311
                  29803                  30216                   30059
                  30239                  30572                   30564
1/1/93            30500                  30786                   30830
                  30820                  31103                   31179
                  31647                  31875                   32108
                  31314                  31569                   31761
                  31469                  31774                   32021
                  31577                  31885                   32146
                  31950                  32271                   32612
                  31855                  32293                   32616
                  32374                  32726                   33219
                  32702                  32959                   33604
                  32727                  33011                   33675
                  32544                  32919                   33459
1/1/94            33015                  33373                   34032
                  33326                  33690                   34392
                  32694                  33087                   33643
                  32066                  32389                   32687
                  32043                  32697                   32854
                  32213                  32876                   33097
                  32168                  32807                   33001
                  32562                  33162                   33417
                  32664                  33311                   33547
                  32381                  33084                   33205
                  32096                  32896                   32816
                  31737                  32669                   32328
1/1/95            31975                  32940                   32809
                  32592                  33322                   33452
                  33414                  33819                   34155
                  33727                  34296                   34462
                  33804                  34383                   34521
                  34674                  35132                   35342
                  34446                  35143                   35212
                  34807                  35609                   35539
                  35120                  35976                   35887
                  35330                  36104                   36045
                  35701                  36299                   36391
                  36150                  36620                   36784
1/1/96            36362                  36804                   37031
                  36708                  37194                   37342
                  36580                  37109                   37222
                  36160                  36902                   36802
                  36109                  36861                   36732
                  36084                  36816                   36713
                  36350                  37080                   36934
                  36604                  37338                   37259
                  36626                  37398                   37266

                  36955                  37682                   37583
                  37284                  38027                   37944
                  37797                  38549                   38509
1/1/97            37716                  38498                   38394
                  37822                  38630                   38474
                  38042                  38893                   38755
                  37705                  38509                   38352
                  37898                  38687                   38540
                  38309                  39084                   38999
                  38619                  39412                   39349
                  39374                  40115                   40207
                  39162                  39920                   39878
9/30/97           39476                  40274                   40288

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  66%
                            AA                   16%
                            A                    13%
                            BBB                   2%
                            Other                 3%

Average Credit Quality:  AAA-
Average Duration:        4.3 yrs.


================================================================================
New York Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                    Lehman Brothers
            New York Municipal     Laddered G/O Index     Lipper Intermediate
            (after all costs)      (before all costs)     Municipal Composite
            ------------------     ------------------     -------------------
2/1/89             25000                 25000                  25000
                   24881                 24768                  24893
                   24809                 24631                  24820
                   25201                 25035                  25212
                   25589                 25458                  25550
                   26022                 25759                  25829
                   26313                 26112                  26128
                   26154                 26020                  26011
                   26119                 26028                  25972
                   26415                 26260                  26203
                   26731                 26583                  26510

1/1/90             26872                 26798                  26743
                   26733                 26814                  26679
                   26912                 26996                  26884
                   26920                 26937                  26868
                   26800                 26864                  26723
                   27193                 27321                  27177
                   27412                 27534                  27405
                   27703                 27842                  27748
                   27579                 27742                  27501
                   27718                 27806                  27592
                   28096                 28195                  27934
                   28494                 28604                  28375
1/1/91             28658                 28713                  28517
                   28979                 29126                  28845
                   29257                 29386                  29096
                   29267                 29347                  29111
                   29548                 29691                  29416
                   29712                 29842                  29622
                   29717                 29836                  29593
                   29973                 30114                  29856
                   30301                 30469                  30166
                   30585                 30822                  30504
                   30796                 31051                  30758
                   30916                 31172                  30841
1/1/92             31642                 31820                  31433
                   31552                 31906                  31521
                   31632                 31922                  31555
                   31492                 31836                  31489
                   31761                 32100                  31732
                   32079                 32389                  32068
                   32544                 32829                  32520
                   33479                 33666                  33486
                   33211                 33407                  33148
                   33432                 33648                  33343
                   33106                 33530                  33067
                   33551                 33926                  33622
1/1/93             33820                 34163                  33915
                   34138                 34515                  34298
                   35046                 35371                  35320
                   34698                 35031                  34938
                   34941                 35259                  35225
                   35058                 35382                  35362
                   35516                 35811                  35875
                   35424                 35836                  35879
                   35981                 36316                  36542
                   36334                 36574                  36966
                   36393                 36632                  37044
                   36170                 36530                  36807
1/1/94             36714                 37034                  37436
                   37013                 37386                  37833
                   36374                 36716                  37008
                   35650                 35942                  35957
                   35660                 36283                  36141
                   35938                 36483                  36408

                   35864                 36406                  36303
                   36314                 36799                  36760
                   36384                 36965                  36903
                   36038                 36714                  36527
                   35665                 36504                  36100
                   35237                 36252                  35562
1/1/95             35779                 36553                  36091
                   36416                 36977                  36799
                   37197                 37528                  37572
                   37522                 38057                  37910
                   37644                 38155                  37974
                   38626                 38985                  38878
                   38465                 38998                  38734
                   38791                 39515                  39094
                   39206                 39922                  39478
                   39330                 40064                  39651
                   39721                 40280                  40032
                   40171                 40637                  40464
1/1/96             40419                 40841                  40735
                   40725                 41274                  41078
                   40529                 41179                  40946
                   40181                 40950                  40483
                   40131                 40904                  40406
                   40108                 40854                  40386
                   40379                 41147                  40629
                   40673                 41433                  40986
                   40646                 41500                  40994
                   41026                 41815                  41343
                   41401                 42198                  41740
                   41928                 42777                  42362
1/1/97             41845                 42721                  42234
                   41973                 42867                  42323
                   42260                 43159                  42632
                   41887                 42733                  42189
                   42143                 42930                  42396
                   42548                 43371                  42900
                   42870                 43735                  43286
                   43664                 44515                  44230
                   43397                 44298                  43867
9/30/97            43790                 44691                  44319

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  63%
                            AA                   13%
                            A                    12%
                            BBB                  12%

Average Credit Quality:  AA+

Average Duration:        4.4 yrs.

 ................................................................................

1 Past performance is not predictive of future results. The index is the Lehman Brothers 3-5-7 Year Laddered G/O index, which includes general-obligation municipal bonds laddered at three-, five- and seven-year maturities. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Intermediate Municipal Composite is the equal-weighted average return of the funds in Lipper's intermediate municipal category.

--------------------------------------------------------------------------------

10    Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Short-Term)

================================================================================
Short Duration Diversified Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Short Duration         Lehman Brothers One-
          Diversified Municipal      Year Municipal Index      Lipper Short-Term
            (after all costs)        (before all costs)      Municipal Composite
          ---------------------     --------------------     -------------------
 11/1/94          25000                    25000                   25000
                  25015                    25038                   24918
  1/1/95          25112                    25102                   25007
                  25255                    25231                   25187
                  25462                    25402                   25424
                  25617                    25570                   25584
                  25684                    25663                   25669
                  25959                    25904                   25938
                  26072                    25992                   26032
                  26204                    26182                   26185
                  26314                    26321                   26313
                  26366                    26394                   26377
                  26479                    26502                   26503
                  26616                    26628                   26662
  1/1/96          26709                    26728                   26777
                  26844                    26881                   26937
                  26878                    26946                   26970
                  26869                    26964                   26919

                  26901                    27028                   26948
                  26968                    27096                   27007
                  27053                    27228                   27105
                  27168                    27343                   27229
                  27206                    27396                   27289
                  27336                    27520                   27423
                  27441                    27661                   27574
                  27608                    27828                   27745
  1/1/97          27657                    27888                   27789
                  27786                    28049                   27886
                  27854                    28139                   28006
                  27827                    28125                   27934
                  27913                    28238                   28029
                  28058                    28380                   28199
                  28167                    28493                   28343
                  28298                    28668                   28573
                  28335                    28704                   28573
 9/30/97          28477                    28852                   28767

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  57%
                            AA                   25%
                            A                     8%
                            BBB                   8%
                            Other                 2%

Average Credit Quality:  AA+
Average Duration:        1.4 yrs.


================================================================================
Short Duration California Municipal
================================================================================

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Short Duration         Lehman Brothers One-
          California Municipal      Year Municipal Index      Lipper Short-Term
            (after all costs)        (before all costs)      Municipal Composite
          --------------------      --------------------     -------------------

 11/1/94          25000                    25000                   25000
                  24978                    25038                   24918
  1/1/95          25055                    25102                   25007
                  25202                    25231                   25187
                  25451                    25402                   25424

                  25566                    25570                   25584
                  25668                    25663                   25669
                  25915                    25904                   25938
                  26000                    25992                   26032
                  26185                    26182                   26185
                  26267                    26321                   26313
                  26332                    26394                   26377
                  26442                    26502                   26503
                  26554                    26628                   26662
  1/1/96          26631                    26728                   26777
                  26786                    26881                   26937
                  26813                    26946                   26970
                  26793                    26964                   26919
                  26841                    27028                   26948
                  26885                    27096                   27007
                  26990                    27228                   27105
                  27105                    27343                   27229
                  27146                    27396                   27289
                  27256                    27520                   27423
                  27384                    27661                   27574
                  27530                    27828                   27745
  1/1/97          27578                    27888                   27789
                  27683                    28049                   27886
                  27747                    28139                   28006
                  27740                    28125                   27934
                  27824                    28238                   28029
                  27923                    28380                   28199
                  28030                    28493                   28343
                  28178                    28668                   28573
                  28209                    28704                   28573
 9/30/97          28317                    28852                   28767

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  65%
                            AA                   16%
                            A                    18%
                            BBB                   1%

Average Credit Quality:  AA+
Average Duration:        1.2 yrs.


================================================================================
Short Duration New York Municipal
================================================================================

Growth of $25,000(1)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Short Duration         Lehman Brothers One-
           New York Municipal      Year Municipal Index      Lipper Short-Term
            (after all costs)        (before all costs)      Municipal Composite
            ------------------      --------------------     -------------------
 11/1/94          25000                    25000                   25000
                  24970                    25038                   24918
  1/1/95          25062                    25102                   25007
                  25212                    25231                   25187
                  25450                    25402                   25424
                  25582                    25570                   25584
                  25659                    25663                   25669
                  25882                    25904                   25938
                  25984                    25992                   26032
                  26124                    26182                   26185
                  26221                    26321                   26313
                  26284                    26394                   26377
                  26374                    26502                   26503
                  26496                    26628                   26662
  1/1/96          26583                    26728                   26777
                  26736                    26881                   26937
                  26803                    26946                   26970
                  26783                    26964                   26919
                  26806                    27028                   26948
                  26871                    27096                   27007
                  26956                    27228                   27105
                  27075                    27343                   27229
                  27073                    27396                   27289
                  27213                    27520                   27423
                  27350                    27661                   27574
                  27486                    27828                   27745
  1/1/97          27520                    27888                   27789
                  27636                    28049                   27886
                  27707                    28139                   28006
                  27685                    28125                   27934
                  27779                    28238                   28029
                  27890                    28380                   28199
                  28005                    28493                   28343
                  28140                    28668                   28573
                  28158                    28704                   28573
 9/30/97          28300                    28852                   28767

================================================================================
                               Portfolio Profile
================================================================================
                              (September 30, 1997)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                            AAA                  73%
                            AA                   19%
                            A                     7%
                            BBB                   1%


Average Credit Quality:  AAA-
Average Duration:        1.2 yrs.

 ................................................................................
1 Past performance is not predictive of future results. The index is the Lehman Brothers One-Year Municipal index, which includes municipal bonds with maturities of up to 1.99 years. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper Short-Term Municipal Composite is the equal-weighted average return of the funds in Lipper's short-term municipal category.

--------------------------------------------------------------------------------

                                                        1997 Annual Report    11

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--September 30, 1997

                                                                    BERNSTEIN         BERNSTEIN         BERNSTEIN       BERNSTEIN
                                                                  INTERNATIONAL        EMERGING       INTERMEDIATE        SHORT
                                                                      VALUE         MARKETS VALUE       DURATION      DURATION PLUS
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $4,909,344,630    $  411,125,605    $2,358,685,754    $621,008,343
  Investments in securities at value--affiliated issuers(b)          30,319,559        20,172,094                 0               0
  Foreign currency at value(c)                                       44,910,690         6,169,821        28,400,304       6,250,246
  Cash in bank                                                              974               860               872             962
  Receivables:
    Interest                                                             14,001             1,409        22,917,984       8,068,646
    Dividends                                                        14,702,597           917,257                 0               0
    Investment securities sold                                       14,113,796           626,739       142,133,133               0
    Capital shares sold                                               9,830,166         1,140,900         8,074,485       1,294,321
    Foreign withholding tax reclaims                                  3,358,465                 0           144,440          27,950
    Margin due from broker on futures contracts                               0                 0            43,578          54,941
  Unamortized organization expenses (Note 1)                                  0            30,876                 0               0
  Collateral held for securities loaned, at value (Note 1)          863,945,221                 0                 0               0
  Other assets                                                          111,463            16,564            45,763          14,045
  Appreciation on foreign currency contracts (Note 3D)               31,899,349                 0           603,271         117,007
                                                                 --------------    --------------    --------------    ------------
  Total assets                                                    5,922,550,911       440,202,125     2,561,049,584     636,836,461
                                                                 --------------    --------------    --------------    ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                                 0                 0         3,147,384         931,743
    Investment securities purchased                                  41,021,365           874,846       496,393,192      21,613,064
    Capital shares redeemed                                          11,553,786           235,763         1,120,778         945,280
    Management fee (Note 2)                                           3,726,826           450,605           793,114         251,365
    Shareholder servicing and administration fee (Note 2)               989,567            90,121           167,115          50,273
    Accrued expenses                                                    730,577           158,812           274,496          64,407
    Organization costs payable to the manager                                 0            12,742                 0               0
    Foreign withholding taxes                                         1,924,464            71,415                 0               0
    Margin owed to broker on futures contracts                           91,158                 0            26,092          21,876
  Depreciation on foreign currency contracts (Note 3D)               32,570,079             2,773           906,921         214,196
  Securities lending collateral, at value (Note 1)                  863,945,221                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total liabilities                                                 956,553,043         1,897,077       502,829,092      24,092,204
                                                                 --------------    --------------    --------------    ------------
  NET ASSETS(d)                                                  $4,965,997,868    $  438,305,048    $2,058,220,492    $612,744,257
                                                                 ==============    ==============    ==============    ============

  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $20.92            $22.54            $13.38          $12.53
                                                                 ==============    ==============    ==============    ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $      237,368    $       19,447    $      153,833    $     48,894
  Additional paid-in capital                                      3,925,784,801       454,237,824     2,014,789,216     614,788,838
  Undistributed net investment income/(excess distributions)        252,892,059         1,084,293        13,425,164       3,317,626
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                    164,332,746        12,054,439        16,785,105      (5,026,172)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                         624,041,266       (28,992,207)       13,546,980        (219,226)
    Foreign currencies                                               (1,290,372)          (98,748)         (479,806)       (165,703)
                                                                 --------------    --------------    --------------    ------------
                                                                 $4,965,997,868    $  438,305,048    $2,058,220,492    $612,744,257
                                                                 ==============    ==============    ==============    ============

(a)Cost:$4,294,750,275; $440,935,692; $2,345,900,626; $621,112,789;
$142,953,104; $1,071,920,435; $408,427,630; $640,610,953; $151,608,540;
$80,977,355; and $75,119,064, respectively (Note 1) (b) Cost: $20,380,281 and
$19,354,214 (Note 1) (c) Cost: $45,330,345; $6,278,534; $28,548,955; and
$6,314,068, respectively (Note 1) (d) Applicable to: 237,367,711; 19,447,363;
153,832,223; 48,893,478; 11,337,360; 81,114,898; 29,590,176; 49,309,430;
12,089,969; 6,875,216; and 6,105,588 shares of capital stock outstanding, respectively.
See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc.


                                                                   BERNSTEIN         BERNSTEIN          BERNSTEIN        BERNSTEIN
                                                                   GOVERNMENT       DIVERSIFIED        CALIFORNIA        NEW YORK
                                                                 SHORT DURATION      MUNICIPAL          MUNICIPAL        MUNICIPAL
                                                                    PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $  143,666,594    $1,106,723,788    $  420,721,799    $660,777,165
  Investments in securities at value--affiliated issuers(b)                   0                 0                 0               0
  Foreign currency at value(c)                                                0                 0                 0               0
  Cash in bank                                                              908            90,940            71,113             827
  Receivables:
    Interest                                                          1,824,192        15,969,359         6,016,296      11,082,619
    Dividends                                                                 0                 0                 0               0

    Investment securities sold                                                0         4,644,200                 0               0
    Capital shares sold                                                 107,186         2,623,927         2,857,000       1,436,100
    Foreign withholding tax reclaims                                          0                 0                 0               0
    Margin due from broker on futures contracts                           8,594                 0                 0               0
  Unamortized organization expenses (Note 1)                                  0                 0                 0               0
  Collateral held for securities loaned, at value (Note 1)                    0                 0                 0               0
  Other assets                                                            3,270            24,849             8,870          15,245
  Appreciation on foreign currency contracts (Note 3D)                        0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total assets                                                      145,610,744     1,130,077,063       429,675,078     673,311,956
                                                                 --------------    --------------    --------------    ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                           224,299         1,465,440           511,233         895,899
    Investment securities purchased                                   3,073,387        11,689,000        17,103,422               0
    Capital shares redeemed                                             139,051         1,855,766           411,126         303,405
    Management fee (Note 2)                                              58,580           450,175           165,150         274,460
    Shareholder servicing and administration fee (Note 2)                11,716            90,906            33,030          54,892
    Accrued expenses                                                     18,066           151,311            66,688          83,069
    Organization costs payable to the manager                                 0                 0                 0               0
    Foreign withholding taxes                                                 0                 0                 0               0
    Margin owed to broker on futures contracts                            4,375                 0                 0               0
  Depreciation on foreign currency contracts (Note 3D)                        0                 0                 0               0
  Securities lending collateral, at value (Note 1)                            0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
  Total liabilities                                                   3,529,474        15,702,598        18,290,649       1,611,725
                                                                 --------------    --------------    --------------    ------------
  NET ASSETS(d)                                                  $  142,081,270    $1,114,374,465    $  411,384,429    $671,700,231
                                                                 ==============    ==============    ==============    ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $12.53            $13.74            $13.90          $13.62
                                                                 ==============    ==============    ==============    ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $       11,337    $       81,116    $       29,591    $     49,310
  Additional paid-in capital                                        143,279,584     1,079,773,338       399,126,942     651,606,907
  Undistributed net investment income/(excess distributions)             55,344            32,266           (31,860)          9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                     (1,951,188)         (315,608)          (34,413)       (131,717)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                             686,193        34,803,353        12,294,169      20,166,212
    Foreign currencies                                                        0                 0                 0               0
                                                                 --------------    --------------    --------------    ------------
                                                                 $  142,081,270    $1,114,374,465    $  411,384,429    $671,700,231
                                                                 ==============    ==============    ==============    ============


                                                                     BERNSTEIN         BERNSTEIN          BERNSTEIN
                                                                  SHORT DURATION    SHORT DURATION     SHORT DURATION
                                                                   DIVERSIFIED        CALIFORNIA          NEW YORK
                                                                     MUNICIPAL         MUNICIPAL          MUNICIPAL
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO

---------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers(a)    $  152,045,048    $   81,280,860    $   75,130,856
  Investments in securities at value--affiliated issuers(b)                   0                 0                 0
  Foreign currency at value(c)                                                0                 0                 0
  Cash in bank                                                              451            66,504            16,064
  Receivables:
    Interest                                                          2,394,112         1,431,590         1,113,235
    Dividends                                                                 0                 0                 0
    Investment securities sold                                        1,020,000         1,071,000                 0
    Capital shares sold                                                 121,300         5,443,996            74,175
    Foreign withholding tax reclaims                                          0                 0                 0
    Margin due from broker on futures contracts                               0                 0                 0
  Unamortized organization expenses (Note 1)                              8,098             2,793             3,175
  Collateral held for securities loaned, at value (Note 1)                    0                 0                 0
  Other assets                                                            3,411             1,905             1,753
  Appreciation on foreign currency contracts (Note 3D)                        0                 0                 0
                                                                 --------------    --------------    --------------
  Total assets                                                      155,592,420        89,298,648        76,339,258
                                                                 --------------    --------------    --------------

LIABILITIES
  Payables:
    Dividends to shareholders                                           181,439            86,739            87,220
    Investment securities purchased                                   3,217,297         2,108,381                 0
    Capital shares redeemed                                             259,724           731,420            49,178
    Management fee (Note 2)                                              61,890            34,170            31,355
    Shareholder servicing and administration fee (Note 2)                12,378             6,834             6,271
    Accrued expenses                                                     29,104            16,805            19,612
    Organization costs payable to the manager                             9,176             3,448             3,859
    Foreign withholding taxes                                                 0                 0                 0
    Margin owed to broker on futures contracts                                0                 0                 0
  Depreciation on foreign currency contracts (Note 3D)                        0                 0                 0
  Securities lending collateral, at value (Note 1)                            0                 0                 0
                                                                 --------------    --------------    --------------
  Total liabilities                                                   3,771,008         2,987,797           197,495
                                                                 --------------    --------------    --------------
  NET ASSETS(d)                                                  $  151,821,412    $   86,310,851    $   76,141,763
                                                                 ==============    ==============    ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $12.56            $12.55            $12.47
                                                                 ==============    ==============    ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $       12,090    $        6,875    $        6,106
  Additional paid-in capital                                        151,021,152        85,981,094        76,035,519
  Undistributed net investment income/(excess distributions)             (9,678)          (20,838)              172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                        361,340            40,215            88,174
  Unrealized appreciation (depreciation) of:
    Investments and futures                                             436,508           303,505            11,792
    Foreign currencies                                                        0                 0                 0
                                                                 --------------    --------------    --------------

                                                                 $  151,821,412    $   86,310,851    $   76,141,763
                                                                 ==============    ==============    ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       1997 Annual Report     13

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 1997

                                                                 BERNSTEIN          BERNSTEIN        BERNSTEIN
                                                               INTERNATIONAL        EMERGING       INTERMEDIATE
                                                                   VALUE          MARKETS VALUE      DURATION
                                                                 PORTFOLIO          PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                    $  42,007,713    $     419,888    $ 108,701,495
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $8,911,320 and $791,386)                  62,483,215        8,414,240                0
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $289,723)                                    474,792                0                0
                                                                -------------    -------------    -------------
  Total income                                                    104,965,720        8,834,128      108,701,495
                                                                -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                 37,754,997        4,723,410        8,347,557
    Shareholder servicing and administration fee                    9,931,943          947,246        1,743,901
    Custodian and transfer agent fees                               2,058,268          781,187          326,600
    Auditing and tax consulting fees                                  118,930           17,916           56,169
    Insurance                                                          59,154            5,220           27,959
    Directors' fees and expenses                                       67,132            6,605           29,923
    Legal fees                                                          9,361              961            6,078
    Registration fees                                                 434,118          112,280          217,795
    Printing                                                          107,525           16,805           21,685
    Amortization of organization expense                               17,991            9,633                0
    Miscellaneous                                                      51,875            2,561           40,430
                                                                -------------    -------------    -------------
  Total expenses                                                   50,611,294        6,623,824       10,818,097
                                                                -------------    -------------    -------------
  Net investment income                                            54,354,426        2,210,304       97,883,398
                                                                -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Security transactions                                         160,368,510       12,062,290       23,443,959
    Futures transactions                                           11,124,694                0        6,075,801
    Foreign currency transactions                                 230,436,548         (983,289)       7,976,379
                                                                -------------    -------------    -------------

  Net realized gain (loss) on investments,

  futures and foreign currencies                                  401,929,752       11,079,001       37,496,139
                                                                -------------    -------------    -------------
  Net increase (decrease) in unrealized
  appreciation/depreciation of:
    Investments and futures                                       409,778,908      (10,738,278)      10,064,506
    Foreign currencies                                            (20,625,048)         (92,721)        (860,039)
                                                                -------------    -------------    -------------

  Net increase (decrease) in unrealized appreciation/
  depreciation on investments, futures and foreign currencies     389,153,860      (10,830,999)       9,204,467
                                                                -------------    -------------    -------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                     791,083,612          248,002       46,700,606
                                                                -------------    -------------    -------------

  Net increase in net assets
  resulting from operations                                     $ 845,438,038    $   2,458,306    $ 144,584,004
                                                                =============    =============    =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

14 Sanford C. Bernstein Fund, Inc.

                                                               BERNSTEIN       BERNSTEIN     BERNSTEIN    BERNSTEIN       BERNSTEIN
                                                                 SHORT        GOVERNMENT    DIVERSIFIED  CALIFORNIA       NEW YORK
                                                             DURATION PLUS  SHORT DURATION   MUNICIPAL    MUNICIPAL       MUNICIPAL
                                                               PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                 $ 35,118,392    $8,230,292     $49,084,335   $16,725,918   $ 31,136,224
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $8,911,320 and $791,386)                       0             0               0             0              0
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $289,723)                                      0             0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------
  Total income                                                 35,118,392     8,230,292      49,084,335    16,725,918     31,136,224
                                                             ------------    ----------     -----------   -----------   ------------
  Expenses (Notes 1 and 2):
    Management fee                                              2,913,990       684,405       4,812,090     1,695,825      3,013,735
    Shareholder servicing and administration fee                  582,798       136,881         964,627       339,165        602,747
    Custodian and transfer agent fees                             157,563        88,879         284,448       153,359        199,416
    Auditing and tax consulting fees                               22,692         8,307          31,546        13,453         21,128

    Insurance                                                      10,206         2,693          15,631         5,446         10,272
    Directors' fees and expenses                                   10,418         2,693          16,687         6,066         10,661
    Legal fees                                                      2,071           504           3,359         3,945          2,130
    Registration fees                                              45,630        20,899         128,368        36,660         39,641
    Printing                                                        8,950         2,312          14,078         4,726          9,074
    Amortization of organization expense                                0             0               0             0              0
    Miscellaneous                                                  14,097         3,639          15,558         5,532         10,702
                                                             ------------    ----------     -----------   -----------   ------------
  Total expenses                                                3,768,415       951,212       6,286,392     2,264,177      3,919,506
                                                             ------------    ----------     -----------   -----------   ------------
  Net investment income                                        31,349,977     7,279,080      42,797,943    14,461,741     27,216,718
                                                             ------------    ----------     -----------   -----------   ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Security transactions                                       1,780,711       102,439         921,074       672,821      1,118,095
    Futures transactions                                        1,256,116       (68,075)              0             0              0
    Foreign currency transactions                               2,405,385             0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------
  Net realized gain (loss) on investments,
  futures and foreign currencies                                5,442,212        34,364         921,074       672,821      1,118,095
                                                             ------------    ----------     -----------   -----------   ------------
  Net increase (decrease) in unrealized
  appreciation/depreciation of:
    Investments and futures                                    (1,454,162)      525,741      21,574,271     7,475,656     11,126,668
    Foreign currencies                                           (253,130)            0               0             0              0
                                                             ------------    ----------     -----------   -----------   ------------

  Net increase (decrease) in unrealized appreciation/
  depreciation on investments, futures and foreign
  currencies                                                   (1,707,292)      525,741      21,574,271     7,475,656     11,126,668
                                                             ------------    ----------     -----------   -----------   ------------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                   3,734,920       560,105      22,495,345     8,148,477     12,244,763
                                                             ------------    ----------     -----------   -----------   ------------

  Net increase in net assets
  resulting from operations                                  $ 35,084,897    $7,839,185     $65,293,288   $22,610,218   $ 39,461,481
                                                             ============    ==========     ===========   ===========   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           1997 Annual Report 15

Sanford C. Bernstein Fund, Inc.

                                                                                 BERNSTEIN            BERNSTEIN          BERNSTEIN
                                                                              SHORT DURATION       SHORT DURATION     SHORT DURATION
                                                                                DIVERSIFIED          CALIFORNIA          NEW YORK
                                                                                 MUNICIPAL            MUNICIPAL          MUNICIPAL
                                                                                 PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
   Interest                                                                       $ 5,922,097        $ 3,277,115        $ 3,291,349
   Dividends--unaffiliated issuers                                                          0                  0                  0
   Dividends--affiliated issuers                                                            0                  0                  0
                                                                                  -----------        -----------        -----------
  Total income                                                                      5,922,097          3,277,115          3,291,349
                                                                                  -----------        -----------        -----------
  Expenses (Notes 1 and 2):
   Management fee                                                                     671,962            380,701            347,018
   Shareholder servicing and administration fee                                       135,200             76,313             69,521
   Custodian and transfer agent fees                                                  112,482             84,374             87,166
   Auditing and tax consulting fees                                                     7,580              5,874              5,683
   Insurance                                                                            2,247              1,392              1,061
   Directors' fees and expenses                                                         2,642              1,591              1,541
   Legal fees                                                                             236                284                150
   Registration fees                                                                   29,875              5,775              8,730
   Printing                                                                             2,991              1,564              1,941
   Amortization of organization expense                                                 4,038              1,391              1,580
   Miscellaneous                                                                        2,777              2,000              1,752
                                                                                  -----------        -----------        -----------
  Total expenses                                                                      972,030            561,259            526,143
                                                                                  -----------        -----------        -----------
  Net investment income                                                             4,950,067          2,715,856          2,765,206
                                                                                  -----------        -----------        -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
   Security transactions                                                              373,938             40,413             95,685
   Futures transactions                                                                     0                  0                  0
   Foreign currency transactions                                                            0                  0                  0
                                                                                  -----------        -----------        -----------

  Net realized gain (loss) on investments,
  futures and foreign currencies                                                      373,938             40,413             95,685
                                                                                  -----------        -----------        -----------
  Net increase (decrease) in unrealized
  appreciation/depreciation of:
   Investments and futures                                                            105,400            133,566           (167,004)

   Foreign currencies                                                                       0                  0                  0
                                                                                  -----------        -----------        -----------

  Net increase (decrease) in unrealized appreciation/
  depreciation on investments, futures and foreign currencies                         105,400            133,566           (167,004)
                                                                                  -----------        -----------        -----------

  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                         479,338            173,979            (71,319)
                                                                                  -----------        -----------        -----------

  Net increase in net assets
  resulting from operations                                                       $ 5,429,405        $ 2,889,835        $ 2,693,887
                                                                                  ===========        ===========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

16     Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                                     BERNSTEIN                              BERNSTEIN
                                                                INTERNATIONAL VALUE                  EMERGING MARKETS VALUE
                                                                     PORTFOLIO                              PORTFOLIO

                                                             YEAR                YEAR               YEAR                 YEAR
                                                             ENDED               ENDED              ENDED                ENDED
                                                            9/30/97             9/30/96            9/30/97             9/30/96 (a)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                               $    54,354,426     $    35,158,339     $     2,210,304     $     1,307,782
    Net realized gain (loss) on investments
    and futures transactions                                171,493,204          38,194,832          12,062,290             282,239
    Net realized gain (loss) on foreign
    currency transactions                                   230,436,548         142,698,977            (983,289)           (298,151)
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                              409,778,908         145,585,886         (10,738,278)        (18,253,929)
       Foreign currencies                                   (20,625,048)          5,645,925             (92,721)             (6,027)
                                                        ---------------     ---------------     ---------------     ---------------

  Net increase (decrease) in net assets
  resulting from operations                                 845,438,038         367,283,959           2,458,306         (16,968,086)
                                                        ---------------     ---------------     ---------------     ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                   (177,062,085)        (13,729,281)         (1,152,059)                  0
    Distributions from net realized gains                   (39,191,692)        (44,354,187)           (290,473)                  0
    Distributions in excess of net investment
    income due to timing differences                                  0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                                   0                   0                   0                   0
                                                        ---------------     ---------------     ---------------     ---------------
  Total dividends and distributions
  to shareholders                                          (216,253,777)        (58,083,468)         (1,442,532)                  0
                                                        ---------------     ---------------     ---------------     ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                     1,450,373,271       1,016,597,710         179,156,364         293,706,165
    Net proceeds  from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains               206,728,506          57,005,723           1,364,309                   0
                                                        ---------------     ---------------     ---------------     ---------------
  Total proceeds from shares sold                         1,657,101,777       1,073,603,433         180,520,673         293,706,165
    Cost of shares redeemed                                (451,546,431)       (247,657,568)        (17,155,531)         (2,813,947)
                                                        ---------------     ---------------     ---------------     ---------------
  Increase (decrease) in net assets from
  capital-share transactions                              1,205,555,346         825,945,865         163,365,142+        290,892,218+
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets                   1,834,739,607       1,135,146,356         164,380,916         273,924,132

NET ASSETS:
  Beginning of period                                     3,131,258,261       1,996,111,905         273,924,132                   0
                                                        ---------------     ---------------     ---------------     ---------------

  End of period                                         $ 4,965,997,868     $ 3,131,258,261     $   438,305,048     $   273,924,132
                                                        ===============     ===============     ===============     ===============
                                                               (b)                 (c)                 (d)                  (e)


                                                           BERNSTEIN
                                                     INTERMEDIATE DURATION
                                                           PORTFOLIO

                                                     YEAR             YEAR
                                                     ENDED            ENDED
                                                    9/30/97          9/30/96
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                      $   97,883,398    $   78,486,467

    Net realized gain (loss) on investments
    and futures transactions                       29,519,760        11,768,485
    Net realized gain (loss) on foreign
    currency transactions                           7,976,379         3,027,330
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                     10,064,506       (30,777,770)
       Foreign currencies                            (860,039)          383,823
                                               --------------    --------------
  Net increase (decrease) in net assets
  resulting from operations                       144,584,004        62,888,335
                                               --------------    --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income         (104,555,087)      (78,486,467)
    Distributions from net realized gains                   0        (7,269,310)
    Distributions in excess of net investment
    income due to timing differences                        0           (69,275)
    Distributions in excess of net realized
    gains due to timing differences                         0                 0
                                               --------------    --------------
  Total dividends and distributions
  to shareholders                                (104,555,087)      (85,825,052)
                                               --------------    --------------
  Capital-share transactions:
    Net proceeds from sales of shares             822,336,300       588,930,954
    Net proceeds  from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
   and distributions from net realized gains       26,308,709        31,360,356
                                               --------------    --------------
  Total proceeds from shares sold                 848,645,009       620,291,310
    Cost of shares redeemed                      (282,229,570)     (288,346,787)
                                               --------------    --------------
  Increase (decrease) in net assets from
  capital-share transactions                      566,415,439       331,944,523
                                               --------------    --------------
  Net increase (decrease) in net assets           606,444,356       309,007,806

NET ASSETS:
  Beginning of period                           1,451,776,136     1,142,768,330
                                               --------------    --------------
  End of period                                $2,058,220,492    $1,451,776,136
                                               ==============    ==============
                                                     (f)               (g)


(a) Commenced operations December 15, 1995 (b) Includes undistributed net investment income/(excess distributions) of $252,892,059 (c) Includes undistributed net investment income/(excess distributions) of $145,202,508 (d) Includes undistributed net investment income/(excess distributions) of $1,084,293 (e) Includes undistributed net investment income/(excess distributions) of $1,009,720 (f) Includes undistributed net investment income/(excess distributions) of $13,425,164 (g) Includes undistributed net investment income/(excess distributions) of $6,044,673
+Includes effect of portfolio transaction fee in the amounts of $3,912,648 and $5,919,045 for the years ended September 30, 1997 and September 30, 1996, respectively.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           1997 Annual Report 17

Sanford C. Bernstein Fund, Inc.

                                                                        BERNSTEIN                             BERNSTEIN
                                                                      SHORT DURATION                      GOVERNMENT SHORT
                                                                      PLUS PORTFOLIO                     DURATION PORTFOLIO

                                                                  YEAR               YEAR               YEAR              YEAR
                                                                  ENDED              ENDED              ENDED             ENDED
                                                                 9/30/97            9/30/96            9/30/97           9/30/96
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                                    $  31,349,977      $  29,122,645      $   7,279,080      $   7,567,228
    Net realized gain (loss) on investments
    and futures transactions                                     3,036,827          2,810,078             34,364            161,742
    Net realized gain (loss) on foreign
    currency transactions                                        2,405,385            575,974                  0                  0
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                                  (1,454,162)        (3,996,149)           525,741         (1,057,875)
       Foreign currencies                                         (253,130)            85,565                  0                  0
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets
  resulting from operations                                     35,084,897         28,598,113          7,839,185          6,671,095
                                                             -------------      -------------      -------------      -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                       (32,676,633)       (29,116,334)        (7,279,080)        (7,567,228)
    Distributions from net realized gains                                0                  0                  0                  0
    Distributions in excess of net investment
    income due to timing differences                                     0                  0                  0                  0
    Distributions in excess of net realized
    gains due to timing differences                                      0                  0                  0                  0
                                                             -------------      -------------      -------------      -------------

  Total dividends and distributions
  to shareholders                                              (32,676,633)       (29,116,334)        (7,279,080)        (7,567,228)
                                                             -------------      -------------      -------------      -------------
  Capital-share transactions:
    Net proceeds from sales of shares                          251,630,940        183,232,878         53,364,135         51,431,688
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains                   11,982,008         11,284,547          3,198,539          3,746,091
                                                             -------------      -------------      -------------      -------------
  Total proceeds from shares sold                              263,612,948        194,517,425         56,562,674         55,177,779
    Cost of shares redeemed                                   (191,524,695)      (190,213,256)       (54,843,647)       (58,202,076)
                                                             -------------      -------------      -------------      -------------
  Increase (decrease) in net assets from
  capital-share transactions                                    72,088,253          4,304,169          1,719,027         (3,024,297)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets                         74,496,517          3,785,948          2,279,132         (3,920,430)
                                                             -------------      -------------      -------------      -------------

NET ASSETS:
  Beginning of period                                          538,247,740        534,461,792        139,802,138        143,722,568
                                                             -------------      -------------      -------------      -------------
  End of period                                              $ 612,744,257      $ 538,247,740      $ 142,081,270      $ 139,802,138
                                                             =============      =============      =============      =============
                                                                  (h)                (i)                (j)                (j)

                                                             BERNSTEIN
                                                       DIVERSIFIED MUNICIPAL
                                                             PORTFOLIO

                                                        YEAR             YEAR
                                                        ENDED            ENDED
                                                       9/30/97          9/30/96
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                        $   42,797,943   $  34,321,282
    Net realized gain (loss) on investments
    and futures transactions                            921,074       1,750,391
    Net realized gain (loss) on foreign
    currency transactions                                     0               0
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                       21,574,271      (5,364,065)
       Foreign currencies                                     0               0
                                                 --------------   -------------
  Net increase (decrease) in net assets
  resulting from operations                          65,293,288      30,707,608
                                                 --------------   -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income            (42,797,943)    (34,321,282)

    Distributions from net realized gains              (787,195)       (306,492)
    Distributions in excess of net investment
    income due to timing differences                          0               0
    Distributions in excess of net realized
    gains due to timing differences                           0        (469,648)
                                                 --------------   -------------
  Total dividends and distributions
  to shareholders                                   (43,585,138)    (35,097,422)
                                                 --------------   -------------
  Capital-share transactions:
    Net proceeds from sales of shares               412,440,715     295,868,386
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains        10,732,504       9,562,660
                                                 --------------   -------------
  Total proceeds from shares sold                   423,173,219     305,431,046
    Cost of shares redeemed                        (150,902,213)   (141,460,386)
                                                 --------------   -------------
  Increase (decrease) in net assets from
  capital-share transactions                        272,271,006     163,970,660
                                                 --------------   -------------
  Net increase (decrease) in net assets             293,979,156     159,580,846


NET ASSETS:
  Beginning of period                               820,395,309     660,814,463
                                                 --------------   -------------
  End of period                                  $1,114,374,465   $ 820,395,309
                                                 ==============   =============
                                                       (k)             (l)

(h) Includes undistributed net investment income/(excess distributions) of $3,317,626 (i) Includes undistributed net investment income/(excess distributions) of $959,835 (j) Includes undistributed net investment income/(excess distributions) of $55,344 (k) Includes undistributed net investment income/(excess distributions) of $32,266 (l) Includes undistributed net investment income/(excess distributions) of $52,427
See Notes to Financial Statements.

--------------------------------------------------------------------------------

18 Sanford C. Bernstein Fund, Inc.

                                                                                                                   BERNSTEIN
                                                        BERNSTEIN                    BERNSTEIN                  SHORT DURATION
                                                    CALIFORNIA MUNICIPAL         NEW YORK MUNICIPAL           DIVERSIFIED MUNICIPAL
                                                        PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                                    YEAR           YEAR           YEAR         YEAR           YEAR         YEAR
                                                    ENDED          ENDED          ENDED        ENDED          ENDED        ENDED
                                                   9/30/97        9/30/96        9/30/97      9/30/96        9/30/97      9/30/96
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                       $ 14,461,741   $ 11,043,785  $ 27,216,718  $ 23,548,419  $  4,950,067  $  4,291,998
    Net realized gain (loss) on investments
    and futures transactions                         672,821        135,416     1,118,095        13,310       373,938       110,414
    Net realized gain (loss) on foreign
    currency transactions                                  0              0             0             0             0             0
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                     7,475,656       (408,331)   11,126,668    (3,027,322)      105,400      (693,123)
       Foreign currencies                                  0              0             0             0             0             0
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets
  resulting from operations                       22,610,218     10,770,870    39,461,481    20,534,407     5,429,405     3,709,289
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Dividends and distributions to shareholders:
    Dividends from net investment income         (14,461,741)   (11,043,785)  (27,216,718)  (23,548,419)   (4,950,067)   (4,291,998)
    Distributions from net realized gains                  0              0             0      (822,385)     (123,013)     (388,194)
    Distributions in excess of net investment
    income due to timing differences                       0              0             0             0             0             0
    Distributions in excess of net realized
    gains due to timing differences                        0              0             0    (1,256,955)            0             0
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Total dividends and distributions
  to shareholders                                (14,461,741)   (11,043,785)  (27,216,718)  (25,627,759)   (5,073,080)   (4,680,192)
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Capital-share transactions:
    Net proceeds from sales of shares            179,166,284    132,430,542   211,956,842   172,804,818   124,984,043    73,713,818
    Net proceeds from sales of shares
    issued to shareholders on
    reinvestment of dividends from net
    investment income and distributions
    from net realized gains                        3,573,855      3,072,406     8,095,579    10,023,482     1,725,958     1,748,058
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Total proceeds from shares sold                182,740,139    135,502,948   220,052,421   182,828,300   126,710,001    75,461,876
    Cost of shares redeemed                      (65,262,022)   (63,423,107)  (99,813,691)  (97,061,014)  (94,340,876)  (56,720,363)
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Increase (decrease) in net assets from
  capital-share transactions                     117,478,117     72,079,841   120,238,730    85,767,286    32,369,125    18,741,513
                                                ------------   ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets          125,626,594     71,806,926   132,483,493    80,673,934    32,725,450    17,770,610


NET ASSETS:
  Beginning of period                            285,757,835    213,950,909   539,216,738   458,542,804   119,095,962   101,325,352
                                                ------------   ------------  ------------  ------------  ------------  ------------

  End of period                                 $411,384,429   $285,757,835  $671,700,231  $539,216,738  $151,821,412  $119,095,962
                                                ============   ============  ============  ============  ============  ============
                                                    (m)            (m)           (n)           (n)           (o)           (o)

                                                                          BERNSTEIN                           BERNSTEIN
                                                                        SHORT DURATION                      SHORT DURATION
                                                                      CALIFORNIA MUNICIPAL                NEW YORK MUNICIPAL
                                                                           PORTFOLIO                         PORTFOLIO

                                                                      YEAR              YEAR             YEAR             YEAR
                                                                     ENDED             ENDED            ENDED            ENDED
                                                                    9/30/97           9/30/96          9/30/97          9/30/96
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                                       $   2,715,856    $   2,695,258    $   2,765,206    $   2,176,199
    Net realized gain (loss) on investments
    and futures transactions                                           40,413           80,991           95,685          201,709
    Net realized gain (loss) on foreign
    currency transactions                                                   0                0                0                0
    Increase (decrease) in unrealized
    appreciation/depreciation of:
       Investments and futures                                        133,566         (443,925)        (167,004)        (495,760)
       Foreign currencies                                                   0                0                0                0
                                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets
  resulting from operations                                         2,889,835        2,332,324        2,693,887        1,882,148
                                                                -------------    -------------    -------------    -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                           (2,715,856)      (2,695,258)      (2,765,206)      (2,176,199)
    Distributions from net realized gains                             (72,490)        (254,565)        (201,609)         (43,798)
    Distributions in excess of net investment
    income due to timing differences                                        0                0                0                0
    Distributions in excess of net realized
    gains due to timing differences                                         0                0                0                0
                                                                -------------    -------------    -------------    -------------
  Total dividends and distributions
  to shareholders                                                  (2,788,346)      (2,949,823)      (2,966,815)      (2,219,997)
                                                                -------------    -------------    -------------    -------------
  Capital-share transactions:
    Net proceeds from sales of shares                              62,920,253       49,356,157       60,404,681       34,970,413
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains                       1,103,952        1,282,316        1,353,366          976,885
                                                                -------------    -------------    -------------    -------------
  Total proceeds from shares sold                                  64,024,205       50,638,473       61,758,047       35,947,298
    Cost of shares redeemed                                       (50,740,111)     (40,625,428)     (44,093,590)     (32,080,549)
                                                                -------------    -------------    -------------    -------------

  Increase (decrease) in net assets from
  capital-share transactions                                       13,284,094       10,013,045       17,664,457        3,866,749
                                                                -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                            13,385,583        9,395,546       17,391,529        3,528,900

NET ASSETS:
  Beginning of period                                              72,925,268       63,529,722       58,750,234       55,221,334
                                                                -------------    -------------    -------------    -------------
  End of period                                                 $  86,310,851    $  72,925,268    $  76,141,763    $  58,750,234
                                                                =============    =============    =============    =============
                                                                      (p)              (p)              (q)              (q)

(m) Includes undistributed net investment income/(excess distributions) of $(31,860) (n) Includes undistributed net investment income/(excess distributions) of $9,519 (o) Includes undistributed net investment income/(excess distributions) of $(9,678) (p) Includes undistributed net investment income/(excess distributions) of $(20,838) (q) Includes undistributed net investment income/(excess distributions) of $172
See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           1997 Annual Report 19

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                           BERNSTEIN INTERNATIONAL VALUE PORTFOLIO


                                                      YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                        9/30/97           9/30/96           9/30/95          9/30/94        9/30/93
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $18.14            $16.08             $16.57          $15.39        $11.98
                                                      ----------        ----------        -----------      ----------      --------
  Income from investment operations:
    Investment income, net                                  0.26              0.23               0.18            0.19          0.05
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies             3.73              2.26               0.07            1.13          3.54
                                                      ----------        ----------        -----------      ----------      --------

  Total from investment operations                          3.99              2.49               0.25            1.32          3.59
                                                      ----------        ----------        -----------      ----------      --------
  Less distributions:
    Dividends from taxable net investment income           (0.99)            (0.10)             (0.11)          (0.02)        (0.05)
    Dividends from tax-exempt net
    investment income                                          0                 0                  0               0             0
    Distributions from net realized gains                  (0.22)            (0.33)             (0.63)          (0.12)        (0.13)
    Distributions in excess of net investment
    income due to timing differences                           0                 0                  0               0             0
    Distributions in excess of net realized
    gains due to timing differences                            0                 0                  0               0             0
                                                      ----------        ----------        -----------      ----------      --------
  Total distributions                                      (1.21)            (0.43)             (0.74)          (0.14)        (0.18)
                                                      ----------        ----------        -----------      ----------      --------

  Portfolio transaction fee                                    0                 0                  0               0             0
                                                      ----------        ----------        -----------      ----------      --------

  Net asset value, end of period                          $20.92            $18.14             $16.08          $16.57        $15.39
                                                      ==========        ==========        ===========      ==========      ========

  Total return                                             23.25%            15.83%              1.84%           8.55%        30.45%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $4,965,998        $3,131,258        $ 1,996,112      $1,343,266      $539,936
    Average net assets (000 omitted)                  $3,977,823        $2,569,586        $ 1,591,703      $  948,563      $235,839
    Ratio of expenses to average net assets                 1.27%             1.31%              1.35%           1.39%         1.53%

    Ratio of net investment income to average
    net assets                                              1.37%             1.37%              1.17%           1.13%         1.27%
    Portfolio turnover rate                                26.24%            21.89%             29.53%          23.78%        21.22%
    Average commission rate per share                      0.0247            0.0234               N/A             N/A           N/A


See Notes To Financial Statements.

--------------------------------------------------------------------------------

20 Sanford C. Bernstein Fund, Inc.

                                                                                BERNSTEIN EMERGING                   BERNSTEIN
                                                                                   MARKETS VALUE                   INTERMEDIATE
                                                                                     PORTFOLIO                  DURATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED           YEAR ENDED               YEAR ENDED
                                                                             9/30/97            9/30/96 (a)                9/30/97
  Net asset value, beginning of period                                        $21.82                 $20.00                 $13.08
                                                                       -------------          -------------          -------------
  Income from investment operations:
    Investment income, net                                                      0.14                   0.18                   0.75
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                                 0.44                   0.83                   0.35
                                                                       -------------          -------------          -------------

  Total from investment operations                                              0.58                   1.01                   1.10
                                                                       -------------          -------------          -------------
  Less distributions:
    Dividends from taxable net investment income                               (0.08)                     0                  (0.80)
    Dividends from tax-exempt net
    investment income                                                              0                      0                      0
    Distributions from net realized gains                                      (0.02)                     0                      0
    Distributions in excess of net investment
    income due to timing differences                                               0                      0                      0
    Distributions in excess of net realized
    gains due to timing differences                                                0                      0                      0
                                                                       -------------          -------------          -------------

  Total distributions                                                          (0.10)                     0                  (0.80)
                                                                       -------------          -------------          -------------

  Portfolio transaction fee                                                     0.24                   0.81                      0
                                                                       -------------          -------------          -------------

  Net asset value, end of period                                              $22.54                 $21.82                 $13.38
                                                                       =============          =============          =============


  Total return                                                                 (0.32)%+                4.80%+                 8.66%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                            $     438,305          $     273,924          $   2,058,220
    Average net assets (000 omitted)                                   $     379,351          $     165,362          $   1,745,554
    Ratio of expenses to average net assets                                     1.75%                  1.92%*                 0.62%
    Ratio of net investment income to average
    net assets                                                                  0.58%                  1.01%*                 5.61%
    Portfolio turnover rate                                                    32.45%                  9.81%                238.04%
    Average commission rate per share                                          0.0022                 0.0027                   N/A

                                                                             BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                                                YEAR ENDED          YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                                   9/30/96             9/30/95            9/30/94           9/30/93
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                             $13.30              $12.54              $13.92            $13.82
                                                            -------------       -------------       -------------     -------------
  Income from investment operations:
    Investment income, net                                           0.80                0.78                0.68              0.76
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies                     (0.14)               0.77               (1.15)             0.68
                                                            -------------       -------------       -------------     -------------

  Total from investment operations                                   0.66                1.55               (0.47)             1.44
                                                            -------------       -------------       -------------     -------------
  Less distributions:
    Dividends from taxable net investment income                    (0.80)              (0.76)              (0.70)            (0.76)
    Dividends from tax-exempt net
    investment income                                                   0                   0                   0                 0
    Distributions from net realized gains                           (0.08)                  0               (0.08)            (0.58)
    Distributions in excess of net investment
    income due to timing differences                                    0               (0.03)                  0                 0
    Distributions in excess of net realized
    gains due to timing differences                                     0                   0               (0.13)                0
                                                            -------------       -------------       -------------     -------------

  Total distributions                                               (0.88)              (0.79)              (0.91)            (1.34)
                                                            -------------       -------------       -------------     -------------

  Portfolio transaction fee                                             0                   0                   0                 0
                                                            -------------       -------------       -------------     -------------

  Net asset value, end of period                                   $13.08              $13.30              $12.54            $13.92
                                                            =============       =============       =============     =============

  Total return                                                       5.05%              12.82%              (3.54)%           11.30%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                 $   1,451,776       $   1,142,768       $     848,529     $     693,772

    Average net assets (000 omitted)                        $   1,310,208       $     957,247       $     764,519     $     595,273
    Ratio of expenses to average net assets                          0.63%               0.64%               0.65%             0.66%
    Ratio of net investment income to average
    net assets                                                       5.99%               6.11%               5.14%             5.59%
    Portfolio turnover rate                                        141.04%             212.40%             203.73%            60.77%
    Average commission rate per share                                 N/A                 N/A                 N/A               N/A

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending September 30, 1997 and September 30, 1996, without taking account of these transaction fees would have been 3.79% and 9.10%, respectively.
*Annualized
(a) Commenced operations December 15, 1995
See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           1997 Annual Report 21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                     BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                                    YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                      9/30/97         9/30/96        9/30/95          9/30/94         9/30/93
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.48          $12.49          $12.32          $12.89          $13.14
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.67            0.69            0.70            0.55            0.59
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.08           (0.01)           0.18           (0.40)           0.10
                                                   -----------     -----------     -----------     -----------     -----------

  Total from investment operations                        0.75            0.68            0.88            0.15            0.69
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.70)          (0.69)          (0.69)          (0.56)          (0.59)
    Dividends from tax-exempt net
    investment income                                        0               0               0               0               0

    Distributions from net realized gains                    0               0               0               0           (0.35)
    Distributions in excess of net investment
    income due to timing differences                         0               0           (0.02)              0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0           (0.16)              0
                                                   -----------     -----------     -----------     -----------     -----------

  Total distributions                                    (0.70)          (0.69)          (0.71)          (0.72)          (0.94)
                                                   -----------     -----------     -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0               0               0
                                                   -----------     -----------     -----------     -----------     -----------

  Net asset value, end of period                        $12.53          $12.48          $12.49          $12.32          $12.89
                                                   ===========     ===========     ===========     ===========     ===========

  Total return                                            6.21%           5.54%           7.36%           1.14%           5.49%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   612,744     $   538,248     $   534,462     $   550,415     $   508,959
    Average net assets (000 omitted)               $   583,003     $   532,094     $   536,042     $   529,892     $   535,889
    Ratio of expenses to average net assets               0.65%           0.65%           0.65%           0.65%           0.66%
    Ratio of net investment income to average
    net assets                                            5.38%           5.47%           5.69%           4.30%           4.52%
    Portfolio turnover rate                             118.58%         169.96%          61.03%         285.80%         112.87%
    Average commission rate per share                      N/A             N/A             N/A             N/A             N/A

See Notes to Financial Statements.

--------------------------------------------------------------------------------

22 Sanford C. Bernstein Fund, Inc.


                                                                  BERNSTEIN GOVERNMENT SHORT DURATION PORTFOLIO

                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED        YEAR ENDED
                                                      9/30/97         9/30/96         9/30/95        9/30/94           9/30/93
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.48          $12.55          $12.34          $12.87          $13.14
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.67            0.65            0.69            0.49            0.44
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.05           (0.07)           0.21           (0.38)           0.20
                                                   -----------     -----------     -----------     -----------     -----------

  Total from investment operations                        0.72            0.58            0.90            0.11            0.64
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.67)          (0.65)          (0.69)          (0.49)          (0.44)
    Dividends from tax-exempt net
    investment income                                        0               0               0               0               0
    Distributions from net realized gains                    0               0               0               0           (0.47)

    Distributions in excess of net investment
    income due to timing differences                         0               0               0               0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0           (0.15)              0
                                                   -----------     -----------     -----------     -----------     -----------

  Total distributions                                    (0.67)          (0.65)          (0.69)          (0.64)          (0.91)
                                                   -----------     -----------     -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0               0               0
                                                   -----------     -----------     -----------     -----------     -----------

  Net asset value, end of period                        $12.53          $12.48          $12.55          $12.34          $12.87
                                                   ===========     ===========     ===========     ===========     ===========

  Total return                                            5.88%           4.76%           7.55%           0.85%           5.11%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   142,081     $   139,802     $   143,723     $   185,028     $   212,531
    Average net assets (000 omitted)               $   136,888     $   145,268     $   145,710     $   188,013     $   239,462
    Ratio of expenses to average net assets               0.69%           0.69%           0.69%           0.68%           0.68%
    Ratio of net investment income to average
    net assets                                            5.32%           5.21%           5.58%           3.85%           3.40%
    Portfolio turnover rate                              80.11%         155.29%          49.34%         213.02%         130.40%
    Average commission rate per share                      N/A             N/A             N/A             N/A             N/A



                                                       BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO

                                                     YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       9/30/97           9/30/96           9/30/95
---------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.44            $13.50          $12.99
                                                   -------------     -------------   -------------
  Income from investment operations:
    Investment income, net                                  0.60              0.63            0.65
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies             0.31             (0.04)           0.51
                                                   -------------     -------------   -------------

  Total from investment operations                          0.91              0.59            1.16
                                                   -------------     -------------   -------------
  Less distributions:
    Dividends from taxable net investment income           (0.02)            (0.01)          (0.02)
    Dividends from tax-exempt net
    investment income                                      (0.58)            (0.62)          (0.63)
    Distributions from net realized gains                  (0.01)            (0.02)              0
    Distributions in excess of net investment
    income due to timing differences                           0                 0               0

    Distributions in excess of net realized
    gains due to timing differences                            0                 0               0
                                                   -------------     -------------   -------------

  Total distributions                                      (0.61)            (0.65)          (0.65)
                                                   -------------     -------------   -------------

  Portfolio transaction fee                                    0                 0               0
                                                   -------------     -------------   -------------

  Net asset value, end of period                          $13.74            $13.44          $13.50
                                                   =============     =============   =============

  Total return                                              6.95%             4.38%           9.16%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   1,114,374     $     820,395   $     660,814
    Average net assets (000 omitted)               $     965,455     $     744,452   $     572,769
    Ratio of expenses to average net assets                 0.65%             0.66%           0.66%
    Ratio of net investment income to average
    net assets                                              4.43%             4.61%           4.89%
    Portfolio turnover rate                                24.65%            25.22%          42.55%
    Average commission rate per share                        N/A               N/A             N/A


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           1997 Annual Report 23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                       BERNSTEIN DIVERSIFIED                   BERNSTEIN CALIFORNIA
                                                        MUNICIPAL PORTFOLIO                     MUNICIPAL PORTFOLIO

                                                   YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                     9/30/94           9/30/93         9/30/97        9/30/96         9/30/95
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.78          $13.40          $13.58          $13.58          $13.06

                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.61            0.63            0.59            0.61            0.64
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies          (0.72)           0.49            0.32               0            0.52
                                                   -----------     -----------     -----------     -----------     -----------

  Total from investment operations                       (0.11)           1.12            0.91            0.61            1.16
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.01)          (0.01)          (0.03)          (0.03)          (0.05)
    Dividends from tax-exempt net
    investment income                                    (0.60)          (0.62)          (0.56)          (0.58)          (0.59)
    Distributions from net realized gains                (0.03)          (0.11)              0               0               0
    Distributions in excess of net investment
    income due to timing differences                         0               0               0               0               0
    Distributions in excess of net realized
    gains due to timing differences                      (0.04)              0               0               0               0
                                                   -----------     -----------     -----------     -----------     -----------

  Total distributions                                    (0.68)          (0.74)          (0.59)          (0.61)          (0.64)
                                                   -----------     -----------     -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0               0               0
                                                   -----------     -----------     -----------     -----------     -----------

  Net asset value, end of period                        $12.99          $13.78          $13.90          $13.58          $13.58
                                                   ===========     ===========     ===========     ===========     ===========

  Total return                                           (0.80)%          8.61%           6.82%           4.60%           9.11%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   552,134     $   449,668     $   411,384     $   285,758     $   213,951
    Average net assets (000 omitted)               $   509,380     $   375,576     $   339,514     $   246,410     $   185,990
    Ratio of expenses to average net assets               0.67%           0.69%           0.67%           0.68%           0.69%
    Ratio of net investment income to average
    net assets                                            4.57%           4.64%           4.26%           4.48%           4.78%
    Portfolio turnover rate                              34.45%          34.74%          41.32%          23.87%          63.89%
    Average commission rate per share                      N/A             N/A             N/A             N/A             N/A

See Notes to Financial Statements.

--------------------------------------------------------------------------------

24 Sanford C. Bernstein Fund, Inc.


                                                      BERNSTEIN CALIFORNIA
                                                       MUNICIPAL PORTFOLIO

                                                    YEAR ENDED      YEAR ENDED
                                                      9/30/94         9/30/93
------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.83          $13.38
                                                   -----------     -----------
  Income from investment operations:
    Investment income, net                                0.61            0.60
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies          (0.74)           0.52
                                                   -----------     -----------

  Total from investment operations                       (0.13)           1.12
                                                   -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.02)          (0.02)
    Dividends from tax-exempt net
    investment income                                    (0.59)          (0.58)
    Distributions from net realized gains                    0           (0.07)
    Distributions in excess of net investment
    income due to timing differences                         0               0
    Distributions in excess of net realized
    gains due to timing differences                      (0.03)              0
                                                   -----------     -----------

  Total distributions                                    (0.64)          (0.67)
                                                   -----------     -----------

  Portfolio transaction fee                                  0               0
                                                   -----------     -----------

  Net asset value, end of period                        $13.06          $13.83
                                                   ===========     ===========

  Total return                                           (0.98)%          8.60%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   192,993     $   150,115
    Average net assets (000 omitted)               $   168,797     $   116,301
    Ratio of expenses to average net assets               0.70%           0.73%
    Ratio of net investment income to average
    net assets                                            4.51%           4.36%
    Portfolio turnover rate                              24.55%          23.79%
    Average commission rate per share                      N/A             N/A

                                                                     BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO

                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     9/30/97         9/30/96         9/30/95         9/30/94         9/30/93
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $13.35          $13.48          $12.98          $13.80          $13.47
                                                   -----------     -----------     -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.61            0.64            0.65            0.64            0.67
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.27           (0.07)           0.50           (0.75)           0.46
                                                   -----------     -----------     -----------     -----------     -----------

  Total from investment operations                        0.88            0.57            1.15           (0.11)           1.13
                                                   -----------     -----------     -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.01)          (0.02)          (0.02)          (0.02)          (0.01)
    Dividends from tax-exempt net
    investment income                                    (0.60)          (0.62)          (0.63)          (0.62)          (0.66)
    Distributions from net realized gains                    0           (0.06)              0           (0.03)          (0.13)
    Distributions in excess of net investment
    income due to timing differences                         0               0               0               0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0           (0.04)              0
                                                   -----------     -----------     -----------     -----------     -----------

  Total distributions                                    (0.61)          (0.70)          (0.65)          (0.71)          (0.80)
                                                   -----------     -----------     -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0               0               0
                                                   -----------     -----------     -----------     -----------     -----------

  Net asset value, end of period                        $13.62          $13.35          $13.48          $12.98          $13.80
                                                   ===========     ===========     ===========     ===========     ===========

  Total return                                            6.73%           4.31%           9.14%          (0.81)%          8.68%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   671,700     $   539,217     $   458,543     $   408,021     $   336,101
    Average net assets (000 omitted)               $   603,119     $   497,391     $   413,892     $   381,144     $   277,930
    Ratio of expenses to average net assets               0.65%           0.66%           0.66%           0.67%           0.69%
    Ratio of net investment income to average
    net assets                                            4.51%           4.73%           4.95%           4.78%           4.91%
    Portfolio turnover rate                              25.94%          26.19%          44.84%          22.45%          34.58%
    Average commission rate per share                      N/A             N/A             N/A             N/A             N/A

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           1997 Annual Report 25

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                   BERNSTEIN
                                                                SHORT DURATION
                                                             DIVERSIFIED MUNICIPAL
                                                                   PORTFOLIO

                                                   YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                     9/30/97         9/30/96        9/30/95(b)
-----------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.52          $12.63          $12.50
                                                   -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.46            0.52            0.55
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.05           (0.06)           0.13
                                                   -----------     -----------     -----------

  Total from investment operations                        0.51            0.46            0.68
                                                   -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.02)          (0.02)          (0.04)
    Dividends from tax-exempt net
    investment income                                    (0.44)          (0.50)          (0.51)
    Distributions from net realized gains                (0.01)          (0.05)              0
    Distributions in excess of net investment
    income due to timing differences                         0               0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0
                                                   -----------     -----------     -----------

  Total distributions                                    (0.47)          (0.57)          (0.55)
                                                   -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0
                                                   -----------     -----------     -----------

  Net asset value, end of period                        $12.56          $12.52          $12.63
                                                   ===========     ===========     ===========

  Total return                                            4.17%           3.68%           5.55%

RATIOS/SUPPLEMENTAL DATA

    Net assets, end of period (000 omitted)        $   151,821     $   119,096     $   101,325
    Average net assets (000 omitted)               $   135,288     $   105,467     $    85,893
    Ratio of expenses to average net assets               0.72%           0.71%           0.72%*
    Ratio of net investment income to average
    net assets                                            3.66%           4.07%           4.32%*
    Portfolio turnover rate                              68.25%          63.40%          73.50%
    Average commission rate per share                      N/A             N/A             N/A

*Annualized
(b) Commenced operations October 3, 1994
See Notes to Financial Statements.

--------------------------------------------------------------------------------

26 Sanford C. Bernstein Fund, Inc.

                                                                   BERNSTEIN
                                                                SHORT DURATION
                                                             CALIFORNIA MUNICIPAL
                                                                   PORTFOLIO

                                                   YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                     9/30/97         9/30/96        9/30/95(b)
----------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.53          $12.65          $12.50
                                                   -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.45            0.50            0.53
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies           0.03           (0.07)           0.15
                                                   -----------     -----------     -----------

  Total from investment operations                        0.48            0.43            0.68
                                                   -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.04)          (0.05)          (0.06)
    Dividends from tax-exempt net
    investment income                                    (0.41)          (0.45)          (0.47)
    Distributions from net realized gains                (0.01)          (0.05)              0
    Distributions in excess of net investment
    income due to timing differences                         0               0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0
                                                   -----------     -----------     -----------

  Total distributions                                    (0.46)          (0.55)          (0.53)
                                                   -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0
                                                   -----------     -----------     -----------

  Net asset value, end of period                        $12.55          $12.53          $12.65
                                                   ===========     ===========     ===========

  Total return                                            3.89%           3.50%           5.58%


RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $    86,311     $    72,925     $    63,530
    Average net assets (000 omitted)               $    76,339     $    68,060     $    49,944
    Ratio of expenses to average net assets               0.74%           0.72%           0.73%*
    Ratio of net investment income to average
    net assets                                            3.56%           3.96%           4.12%*
    Portfolio turnover rate                              75.36%          60.76%          89.33%
    Average commission rate per share                      N/A             N/A             N/A

                                                                  BERNSTEIN
                                                               SHORT DURATION
                                                             NEW YORK MUNICIPAL
                                                                  PORTFOLIO

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    9/30/97          9/30/96        9/30/95(b)
-----------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.52          $12.60          $12.50
                                                   -----------     -----------     -----------
  Income from investment operations:
    Investment income, net                                0.50            0.51            0.54
    Net realized and unrealized gain (loss) on
    investments, futures and foreign currencies          (0.01)          (0.07)           0.10
                                                   -----------     -----------     -----------

  Total from investment operations                        0.49            0.44            0.64
                                                   -----------     -----------     -----------
  Less distributions:
    Dividends from taxable net investment income         (0.08)          (0.02)          (0.05)
    Dividends from tax-exempt net
    investment income                                    (0.42)          (0.49)          (0.49)
    Distributions from net realized gains                (0.04)          (0.01)              0
    Distributions in excess of net investment
    income due to timing differences                         0               0               0
    Distributions in excess of net realized
    gains due to timing differences                          0               0               0
                                                   -----------     -----------     -----------

  Total distributions                                    (0.54)          (0.52)          (0.54)
                                                   -----------     -----------     -----------

  Portfolio transaction fee                                  0               0               0
                                                   -----------     -----------     -----------

  Net asset value, end of period                        $12.47          $12.52          $12.60
                                                   ===========     ===========     ===========

  Total return                                            3.99%           3.53%           5.24%


RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $    76,142     $    58,750     $    55,221
    Average net assets (000 omitted)               $    69,567     $    54,087     $    50,642
    Ratio of expenses to average net assets               0.76%           0.74%           0.73%*
    Ratio of net investment income to average
    net assets                                            3.97%           4.02%           4.23%*
    Portfolio turnover rate                              98.01%          55.81%         112.15%
    Average commission rate per share                      N/A             N/A             N/A

*Annualized
(b) Commenced operations October 3, 1994
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                           1997 Annual Report 27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements

NOTE 1.   Organization and Significant Accounting Policies

          Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 11 series of shares (the "Portfolios"), each with its own investment objectives. At September 30, 1997, the two International Equity Portfolios are Bernstein International Value and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

     A.   Portfolio Valuation

          The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

     B.   Foreign Currency Translation

          The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

          Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities at the current exchange rate are reflected as part of unrealized appreciation/depreciation on investments and foreign currencies.

          The International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

     C.   Security Transactions and Related Investment Income

          Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

     D.   Futures Contracts

          Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

--------------------------------------------------------------------------------

28   Sanford C. Bernstein Fund, Inc.

     E.   Written Options

          When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

     F.   Federal Income Taxes

          Each of the 11 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

     G.   Repurchase Agreements

          Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

     H.   Securities Transactions on a When-Issued or Delayed-Delivery Basis

          Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time the Fund commits to purchase a security on a when-issued basis, the Fund will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time the Fund commits to sell a security on a delayed-delivery basis, the Fund will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

     I.   Distribution of Income and Gains

          Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

          Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

--------------------------------------------------------------------------------

                                                        1997 Annual Report    29

Sanford C. Bernstein Fund, Inc.

     The effect on each Portfolio is reflected as an adjustment to the components of capital for the year ended September 30, 1997, as shown below:

                                                              INCREASE (DECREASE) TO
                                                             ACCUMULATED UNDISTRIBUTED         INCREASE (DECREASE)
                                   INCREASE (DECREASE)        NET REALIZED GAIN(LOSS)             TO ACCUMULATED
                                      TO ADDITIONAL           ON INVESTMENTS, FUTURES           UNDISTRIBUTED NET
                                     PAID-IN CAPITAL          AND FOREIGN CURRENCIES         INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------------------------
  International Value                     $0                      $(230,397,210)                  $230,397,210

  Emerging Markets Value                   0                            983,672                       (983,672)

  Intermediate Duration                    0                        (14,052,180)                    14,052,180

  Short Duration Plus                      0                         (3,684,447)                     3,684,447

  Diversified Municipal                    0                             20,161                        (20,161)


     J.   Expenses

          Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

     K.   Organization Costs


          Costs incurred in connection with the organization of the International Value Portfolio ($124,816), Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

     L.   Use of Estimates

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     M.   Portfolio Transaction Fee

          The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

     N.   Securities Lending

          Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure collateral levels are maintained. Cash collateral received is invested by the securities lending agent pursuant to investment guidelines set forth by the Fund. Collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. The International Value Portfolio earned $3,513,802 from securities lending transactions for the year ended September 30, 1997. This amount is reflected in the Statement of Operations as a component of interest income.

--------------------------------------------------------------------------------

30   Sanford C. Bernstein Fund, Inc.

NOTE 2. Investment Management and Transactions with Affiliated Persons

     A.   Management Fee


          Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets. Through the period ending October 31, 1996, the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio do not pay any portion of the fee that, together with other operating expenses of the Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of .79% per annum of the Portfolios' average daily net assets. In addition, the Management Agreements for the aforementioned Portfolios provide that the Manager will pay any operating expenses of such Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of .79% per annum of such Portfolio's average daily net assets. Through the period ending December 31, 1997, the Emerging Markets Value Portfolio will not pay any portion of the fee that, together with other operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of 2.00% per annum of such Portfolio's average daily net assets. In addition, the Management Agreement for the Emerging Markets Value Portfolio provides that the Manager will pay any operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of 2.00% per annum of the Portfolio's average daily net assets.

     B.   Shareholder Servicing and Administrative Fee

          Under agreements (the "Shareholder Servicing and Administrative

          Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

     C.   Distribution

          Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 11 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

     D.   Directors and Officers

          Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

     E.   Transactions with Affiliates

          The International Value Portfolio and the Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amounts of $2,082 and $81,471, respectively, for the year ended September 30, 1997.

--------------------------------------------------------------------------------

                                                        1997 Annual Report    31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

NOTE 3. Investment Security Transactions

     A.   Purchases and Sales

          For the period from October 1, 1996 through September 30, 1997, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                         PURCHASES                                     SALES
                                      EXCLUDING U.S.        PURCHASES OF          EXCLUDING U.S.          SALES OF

                                        GOVERNMENT         U.S. GOVERNMENT          GOVERNMENT         U.S. GOVERNMENT
                                        SECURITIES           SECURITIES             SECURITIES           SECURITIES
----------------------------------------------------------------------------------------------------------------------
  International Value                 $2,245,925,740                    0         $1,017,641,146                    0

  Emerging Markets Value                 276,217,103                    0            120,212,757                    0

  Intermediate Duration                3,065,130,814       $1,358,549,176          2,670,626,285       $1,209,993,551

  Short Duration Plus                    304,461,682          467,473,006            261,028,465          417,673,223

  Government Short Duration                        0          112,953,802                      0          107,566,299

  Diversified Municipal                  447,487,495           66,586,016            185,770,683           46,890,329

  California Municipal                   184,375,107           77,684,113             64,750,338           66,528,937

  New York Municipal                     226,626,371           46,517,237            112,606,748           39,898,477

  Short Duration Diversified Municipal   110,107,142           18,546,836             79,451,334            9,429,871

  Short Duration California Municipal     48,221,111           12,318,789             29,357,252           20,028,985

  Short Duration New York Municipal       47,593,385           24,705,614             33,676,354           28,022,404


     B.   Transactions in Securities of Affiliated Issuers

          Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers for the year ended September 30, 1997 is set forth below:

BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                            ACQUISITIONS           DISPOSITIONS
                        BEGINNING        ------------------       --------------      ENDING      REALIZED    INTEREST
                          SHARE          SHARE                    SHARE               SHARE         GAIN    AND DIVIDEND   ENDING
  AFFILIATE               AMOUNT         AMOUNT        COST       AMOUNT    COST      AMOUNT       (LOSS)      INCOME       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Magneti Marelli           2,267,500         0           $0           0        $0      2,267,500       $0     $117,959    $2,419,683
   S.p.A. RNC
Vallourec                   412,460         0            0           0         0        412,460        0      356,833    27,899,876
                                                       ---                   ---                     ---     --------   -----------
                                                        $0                    $0                      $0     $474,792   $30,319,559
                                                       ===                   ===                     ===     ========   ===========

BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                           ACQUISITIONS            DISPOSITIONS
                        BEGINNING        ------------------       --------------      ENDING      REALIZED    INTEREST
                          SHARE          SHARE                    SHARE               SHARE         GAIN    AND DIVIDEND   ENDING
  AFFILIATE               AMOUNT         AMOUNT        COST       AMOUNT    COST      AMOUNT       (LOSS)      INCOME       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Israel Land               1,999,527             0             0      0       $0      1,999,527       $0          $0     $12,119,038
   Development
Robinson's Land          23,351,000    33,757,500    $6,153,791      0        0     57,108,500        0           0       3,277,531
   Corp. - Series'B'
Shenzhen China           15,739,145       611,744       155,494      0        0     16,350,889        0           0       4,775,525
   Bicycles Co., Ltd.                                ----------             ---                     ---         ---     -----------
                                                     $6,309,285              $0                      $0          $0     $20,172,094
                                                     ==========             ===                     ===         ===     ===========


--------------------------------------------------------------------------------

32   Sanford C. Bernstein Fund, Inc.

     C.   Federal Income Tax Status

          At September 30, 1997, the Short Duration Plus Portfolio, Government Short Duration Portfolio and Diversified Municipal Portfolio had capital loss carryforwards as follows:


                                               CAPITAL LOSS
                                            CARRYFORWARD AMOUNT       EXPIRATION
--------------------------------------------------------------------------------
  Short Duration Plus Portfolio                 $5,096,709            9/30/2003
  Government Short Duration Portfolio            1,967,096            9/30/2003
  Diversified Municipal Portfolio                   34,001            9/30/2005
--------------------------------------------------------------------------------

          For the year ended September 30, 1997, the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio and California Municipal Portfolio utilized capital loss carryforwards as follows:

                                               CAPITAL LOSS
                                            CARRYFORWARD UTILIZED
--------------------------------------------------------------------------------
  Intermediate Duration Portfolio               $4,529,039
  Short Duration Plus Portfolio                  1,515,060
  Government Short Duration Portfolio               18,456
  California Municipal Portfolio                   464,232
--------------------------------------------------------------------------------


          Additionally, the Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio and California Municipal Portfolio had post October loss deferrals of $106,578; $10,499; $15,113; and $260,619, respectively. The Emerging Markets Value Portfolio had post October FX loss deferrals of $958,343. For tax purposes, these losses are deemed to arise on October 1, 1997.

     D.   Foreign Currency Contracts

          At September 30, 1997, the International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:

FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                               VALUE RECEIVABLE AT          CURRENT                CONTRACT            CONTRACT
  FOREIGN CURRENCY                               SETTLEMENT DATE             VALUE               APPRECIATION       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Settlement 12/01/97 through 12/31/97
 Deutschemarks                                      $31,462,071            $32,250,560               $788,489                    0
                                                    -----------            -----------            -----------          -----------
Total                                               $31,462,071            $32,250,560               $788,489                    0
                                                    ===========            ===========            ===========          ===========

FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                               VALUE RECEIVABLE AT          CURRENT                CONTRACT            CONTRACT
  FOREIGN CURRENCY                               SETTLEMENT DATE             VALUE               APPRECIATION       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Settlement 12/01/97 through 12/31/97
 Australian Dollars                              $   84,482,800         $   84,376,646         $      106,154                    0
 Austrian Schillings                                 83,982,684             86,193,359                      0       $   (2,210,675)
 Canadian Dollars                                    30,793,812             30,814,356                      0              (20,544)
 Deutschemarks                                      428,307,855            443,658,499                      0          (15,350,644)
 Finnish Markka                                     107,457,276            110,329,562                      0           (2,872,286)
 French Francs                                      180,823,182            185,823,355                      0           (5,000,173)
 Hong Kong Dollars                                   34,785,962             34,841,227                      0              (55,265)
 Italian Lira                                       135,644,735            139,376,006                      0           (3,731,271)
 Japanese Yen                                     1,086,994,775          1,055,990,069             31,004,706                    0
 Spanish Pesetas                                     51,638,270             52,851,921                      0           (1,213,651)
 Swedish Krona                                       12,349,014             12,687,559                      0             (338,545)
 Swiss Francs                                        85,156,993             86,934,018                      0           (1,777,025)
                                                 --------------         --------------         --------------       --------------
Total                                            $2,322,417,358         $2,323,876,577         $   31,110,860       $  (32,570,079)
                                                 ==============         ==============         ==============       ==============


--------------------------------------------------------------------------------

                                                        1997 Annual Report    33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


FOREIGN CURRENCY BUY CONTRACTS--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                             VALUE RECEIVABLE AT         CURRENT             CONTRACT           CONTRACT
  FOREIGN CURRENCY                             SETTLEMENT DATES           VALUE            APPRECIATION      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Settlement 10/01/97 through 10/31/97
  Malaysian Ringgits                               $154,322             $154,119                    0             $   (203)
  Philippine Pesos                                   88,757               86,957                    0               (1,800)
  Thailand Bahts                                     55,866               55,096                    0                 (770)
                                                   --------             --------             --------             --------
Total                                              $298,945             $296,172                    0             $ (2,773)
                                                   ========             ========             ========             ========
FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO

                                              VALUE PAYABLE AT         CURRENT             CONTRACT            CONTRACT
  FOREIGN CURRENCY                            SETTLEMENT DATES          VALUE            APPRECIATION       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Settlement 10/01/97 through 10/31/97
 Canadian Dollars                              $ 77,996,351         $ 77,393,080         $    603,271                    0
 Deutschemarks                                   63,456,597           64,363,518                    0         $   (906,921)
                                               ------------         ------------         ------------         ------------
Total                                          $141,452,948         $141,756,598         $    603,271         $   (906,921)
                                               ============         ============         ============         ============

FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                              VALUE PAYABLE AT         CURRENT              CONTRACT             CONTRACT
  FOREIGN CURRENCY                            SETTLEMENT DATES          VALUE             APPRECIATION        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Settlement 10/01/97 through 10/31/97
 Canadian Dollars                               $15,127,737          $15,010,730          $   117,007                    0
 Deutschemarks                                   14,987,152           15,201,348                    0          $  (214,196)
                                                -----------          -----------          -----------          -----------
Total                                           $30,114,889          $30,212,078          $   117,007          $  (214,196)

                                                ===========          ===========          ===========          ===========


NOTE 4.   Concentration of Credit Risk

          The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.   Risks Involved in Futures and Foreign Currency Contracts

          All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

          Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

--------------------------------------------------------------------------------

34   Sanford C. Bernstein Fund, Inc.

NOTE 6.   Capital-Share Transactions

          The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 1997, 1,250 million are divided into 11 Portfolios, allocated 300 million to the Bernstein International Value Portfolio, 200 million to the Bernstein Intermediate Duration Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein

          Diversified Municipal Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 1997, and September 30, 1996, were as follows:


                                                 BERNSTEIN                      BERNSTEIN                        BERNSTEIN
                                             INTERNATIONAL VALUE          EMERGING MARKETS VALUE            INTERMEDIATE DURATION
                                                 PORTFOLIO                      PORTFOLIO                        PORTFOLIO

                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           9/30/97         9/30/96        9/30/97        9/30/96(a)        9/30/97        9/30/96
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                              76,579,608      59,526,336       7,748,663      12,938,295      62,200,789      44,452,465
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                           11,725,832       3,459,081          63,046               0       1,985,098       2,361,018
Shares redeemed                         (23,582,282)    (14,461,352)       (918,731)       (383,910)    (21,358,980)    (21,720,787)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)
in shares outstanding                    64,723,158      48,524,065       6,892,978      12,554,385      42,826,907      25,092,696
Shares outstanding at
beginning of period                     172,644,553     124,120,488      12,554,385               0     111,005,316      85,912,620
                                       ------------    ------------    ------------    ------------    ------------    ------------
Shares outstanding at
end of period                           237,367,711     172,644,553      19,447,363      12,554,385     153,832,223     111,005,316
                                       ============    ============    ============    ============    ============    ============

                                                 BERNSTEIN                      BERNSTEIN                        BERNSTEIN
                                            SHORT DURATION PLUS              GOVERNMENT SHORT              DIVERSIFIED MUNICIPAL
                                                 PORTFOLIO                  DURATION PORTFOLIO                   PORTFOLIO

                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           9/30/97         9/30/96        9/30/97          9/30/96         9/30/97        9/30/96
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                              20,114,755      14,658,652       4,264,809       4,098,904      30,378,901      21,871,096
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                              957,167         902,905         255,433         298,893         790,315         707,494
Shares redeemed                         (15,307,647)    (15,212,925)     (4,381,871)     (4,646,753)    (11,115,453)    (10,454,791)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)

in shares outstanding                     5,764,275         348,632         138,371        (248,956)     20,053,763      12,123,799
Shares outstanding at
beginning of period                      43,129,203      42,780,571      11,198,989      11,447,945      61,061,135      48,937,336
                                       ------------    ------------    ------------    ------------    ------------    ------------
Shares outstanding at
end of period                            48,893,478      43,129,203      11,337,360      11,198,989      81,114,898      61,061,135
                                       ============    ============    ============    ============    ============    ============

(a) Commenced operations December 15, 1995

--------------------------------------------------------------------------------

                                                        1997 Annual Report    35

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)



                                                  BERNSTEIN                      BERNSTEIN                 BERNSTEIN SHORT DURATION
                                            CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL              DIVERSIFIED MUNICIPAL
                                                  PORTFOLIO                      PORTFOLIO                       PORTFOLIO

                                         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                          9/30/97          9/30/96         9/30/97         9/30/96         9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                              13,046,313       9,712,613      15,729,863      12,846,371       9,964,084       5,868,769
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                              260,098         225,514         600,550         744,678         137,634         139,065
Shares redeemed                          (4,762,980)     (4,648,754)     (7,417,377)     (7,209,521)     (7,527,905)     (4,512,344)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)
in shares outstanding                     8,543,431       5,289,373       8,913,036       6,381,528       2,573,813       1,495,490
Shares outstanding at
beginning of period                      21,046,745      15,757,372      40,396,394      34,014,866       9,516,156       8,020,666
                                       ------------    ------------    ------------    ------------    ------------    ------------
Shares outstanding at
end of period                            29,590,176      21,046,745      49,309,430      40,396,394      12,089,969       9,516,156
                                       ============    ============    ============    ============    ============    ============


                                          BERNSTEIN SHORT DURATION        BERNSTEIN SHORT DURATION
                                             CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL
                                                  PORTFOLIO                       PORTFOLIO

                                          YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                           9/30/97         9/30/96          9/30/97        9/30/96
---------------------------------------------------------------------------------------------------
Shares sold                               5,015,641       3,924,117       4,862,743       2,783,281
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                               87,998         101,928         108,413          77,743
Shares redeemed                          (4,047,977)     (3,229,468)     (3,559,396)     (2,550,234)
                                         ----------      ----------      ----------      ----------
Net increase (decrease)
in shares outstanding                     1,055,662         796,577       1,411,760         310,790
Shares outstanding at
beginning of period                       5,819,554       5,022,977       4,693,828       4,383,038
                                         ----------      ----------      ----------      ----------
Shares outstanding at
end of period                             6,875,216       5,819,554       6,105,588       4,693,828
                                         ==========      ==========      ==========      ==========

--------------------------------------------------------------------------------

36   Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
 ................................................................................

      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co., Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Director--
      Fixed-Income Investments and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Vice President and General Counsel,
      Sanford C. Bernstein & Co., Inc.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
 ................................................................................

      Price Waterhouse LLP
      1177 Avenue of the Americas
      New York, New York 10036


--------------------------------------------------------------------------------
LEGAL COUNSEL
 ................................................................................

      Shereff, Friedman, Hoffman & Goodman, LLP
      919 Third Avenue
      New York, New York 10022

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
 ................................................................................

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
 ................................................................................

      Sanford C. Bernstein & Co., Inc.

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401


* Not related to Zalman C. Bernstein, Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

                         Sanford C. Bernstein Fund, Inc.
                   767 Fifth Avenue, New York, New York 10153
                                 (212) 756-4097

                       Sanford C. Bernstein Fund, Inc.

                                ANNUAL REPORT
                              SEPTEMBER 30, 1997

                           Schedule of Investments
                               Stock Portfolios

                           -----------------------

                             International Value
                            Emerging Markets Value

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein International Value Portfolio and Bernstein Emerging Markets Value Portfolio (two of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 18, 1997

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein International Value Portfolio
                               September 30, 1997

Shares                    Description                              Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 97.70%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.65%
--------------------------------------------------------------------------------
Broadcasting & Publishing
   5,369,581              PMP Communications Limited              $   13,058,462
                          (Note A, p. 5)

Building Materials
   1,770,388              Boral Limited (Note A, p. 5)                 5,373,477

Food & Household Products
   2,202,270              Burns, Philp & Company Limited               1,630,713

Paper & Forest Products
   4,499,941              Amcor Limited (Note A, p. 5)                28,384,643

Real Estate
   4,134,000              Schroders Property Fund                      7,295,621
     821,756              Westfield America                              751,658
  12,189,517              Westfield Trust                             24,697,509
     486,117              Westfield Trust RFD (02/01/1998)               935,176
                          (Note C, p. 5)
                                                                  --------------
Total Australian Stocks
(Cost $82,342,255)                                                    82,127,259
                                                                  --------------
--------------------------------------------------------------------------------
AUSTRIA:                                                                   1.76%
--------------------------------------------------------------------------------
Banking
     319,372              Creditanstalt-Bankverein AG                 20,114,364

Construction & Housing
     136,850              Wienerberger Baustoffindustrie AG           28,535,409

Food & Household Products
     225,465              Brau-Union Goess-Reinighaus                 13,460,273
     181,650              Oesterreichische                             9,933,015
                          Brau-Beteiligungs AG

Metal-Steel
     314,400              Voest-Alpine Stahl AG                       15,220,041
                                                                  --------------
Total Austrian Stocks
(Cost $83,413,257)                                                    87,263,102
                                                                  --------------
--------------------------------------------------------------------------------
CANADA:                                                                    5.67%
--------------------------------------------------------------------------------
Banking
     750,000              Canadian Imperial Bank of Commerce          21,652,617
   2,706,600              National Bank of Canada                     37,894,946

Broadcasting & Publishing
     771,200              Torstar Corp. (Class B)                     26,756,658

Conglomerates
     260,000              Edperbrascan Corp. (Class A)                 4,505,626

Energy Sources
     984,350              Nova Scotia Power Inc.                      10,505,526

   1,608,000              Suncor Inc.                              $  58,407,149

Food & Household Products
      20,000              Imasco Ltd.                                    606,346
     930,100              Saskatchewan Wheat Pool (Class B)           12,753,080

Metal-Steel
   3,138,900              Dofasco Inc.                                59,391,654

Paper & Forest Products
     275,900              Donohue Inc. (Class A)                       6,288,376

Telecommunications
   1,371,700              Telus Corp.                                 28,782,823

Textiles/Apparel
   1,575,200              Dominion Textile Inc.                       13,905,025
                                                                  --------------
Total Canadian Stocks
(Cost $179,202,361)                                                  281,449,826
                                                                  --------------
--------------------------------------------------------------------------------
FINLAND:                                                                   2.58%
--------------------------------------------------------------------------------
Health & Personal Care
   2,719,000              Tamro Oy (Note A, p. 5)                     17,215,528

Insurance
     411,275              Sampo Insurance Co-'A' Free                 44,307,119

Machinery & Engineering
     229,800              Rauma Oy                                     4,777,592
     588,900              Valmet Oy (Note A, p. 5)                     9,627,732

Merchandising
     424,900              Kesko Ltd.                                   5,982,867

Paper & Forest Products
      25,000              Enso Oy 'A' (Note A, p. 5)                     253,735
   4,491,100              Enso Oy 'R' (Note A, p. 5)                  46,006,411
                                                                  --------------
Total Finnish Stocks
(Cost $100,824,783)                                                  128,170,984
                                                                  --------------
--------------------------------------------------------------------------------
FRANCE:                                                                   11.26%
--------------------------------------------------------------------------------
Automobiles
     300,830              Peugeot S.A. (Note A, p. 5)                 39,653,285
      47,000              Sylea                                        4,476,077

Banking
     540,796              Credit National (Note A, p. 5)              39,908,049
     180,415              Societe Generale (Note A, p. 5)             26,122,641

Broadcasting & Publishing
       7,500              Metropole S.A.                                 758,514
     601,845              Television Francaise 1 (TF1)                52,041,918
                          (Note A, p. 5)

Building Materials
     208,000              Lafarge                                     15,244,183

Business & Public Services
     283,052              Compagnie Generale des Eaux                 33,302,200

Construction & Housing
     135,195              Eiffage (Note C, p. 5)                       6,722,548

Electrical & Electronics
     364,891              Alcatel Alsthom                             48,527,892

*See Note 1, page 28 in Notes to Financial Statements.

                                    Schedule of Investments--Stock Portfolios  1

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Energy Sources
      93,702              ESSO SAF                                 $   8,844,803
     545,626              Societe Nationale Elf Aquitaine             72,840,264
                          (Note A, p. 5)

Food & Household Products
     362,935              Eridania Beghin-Say S.A.                    56,281,797

Machinery & Engineering
     412,460              Vallourec (Notes A & D, p. 5)               27,899,876

Merchandising
      16,817              Galeries Lafayette                           8,305,531

Metal-Steel
   3,544,098              Usinor, S.A. (Note A, p. 5)                 71,626,904

Real Estate
     258,705              Sefimeg                                     16,352,621
     334,408              Simco                                       25,027,121

Utilities-Electric, Gas & Water
      48,780              Suez Lyonnaise des Eaux                      5,443,159
                                                                  --------------
Total French Stocks
(Cost $494,059,002)                                                  559,379,383
                                                                  --------------
--------------------------------------------------------------------------------
GERMANY:                                                                  15.80%
--------------------------------------------------------------------------------
Banking
   3,114,730              Commerzbank (Note A, p. 5)                 112,288,577
   1,059,650              Dresdner Bank (Note A, p. 5)                48,696,104
   2,752,660              IKB Deutsche Industriebank                  58,887,092
                          (Note A, p. 5)

Building Materials
      43,033              Dyckerhoff AG (Vorzug)                      15,367,624

Chemicals
   1,973,500              BASF AG (Note A, p. 5)                      71,257,987
   1,482,700              Bayer AG (Note A, p. 5)                     59,032,765

Electrical & Electronics
   1,234,300              Siemens AG (Stamm) (Note A, p. 5)           83,371,745

Food & Household Products
       6,250              Sudzucker AG (Stamm) (Note A, p. 5)          3,034,891
      16,475              Sudzucker AG (Vorzug)                        8,307,663

Health & Personal Care
     622,660              Dragerwerk AG (Vorzug)                      14,166,180
     399,100              Merck KGaA                                  15,246,187
      22,800              Wella AG (Stamm)                            16,194,007
      11,275              Wella AG (Vorzug) (Note A, p. 5)             8,435,751

Machinery & Engineering
      64,200              MAN AG (Stamm) (Note A, p. 5)               20,263,358
     116,750              MAN AG (Vorzug)                             28,676,250

Merchandising
      57,450              Herlitz AG (Stamm) (Note A, p. 5)            4,259,289
      79,600              Herlitz AG (Vorzug)                          5,766,320
      79,680              Metro AG (Stamm) (Note A, p. 5)              3,661,686
     947,635              Metro AG (Vorzug)                           33,519,447

Non-Financial
      61,470              Grohe (Friedrich) AG (NVP)               $  17,533,535

Textiles/Apparel
      10,085              Hugo Boss AG                                13,698,180

Utilities-Electric, Gas & Water
   2,047,000              VEBA AG (Note A, p. 5)                     119,614,449
      51,920              Viag AG (Note A, p. 5)                      23,236,841
                                                                  --------------
Total German Stocks
(Cost $606,917,310)                                                  784,515,928
                                                                  --------------
--------------------------------------------------------------------------------
HONG KONG:                                                                 0.64%
--------------------------------------------------------------------------------
Real Estate
   5,056,146              Great Eagle Holdings (Note A, p. 5)         13,950,467
   5,899,000              Hang Lung Development Company               11,092,072
   9,720,000              Tai Cheung Holdings                          6,845,955
                                                                  --------------
Total Hong Kong Stocks
(Cost $34,580,149)                                                    31,888,494
                                                                  --------------

--------------------------------------------------------------------------------
ITALY:                                                                     9.50%
--------------------------------------------------------------------------------
Automobiles
  14,676,478              Magneti Marelli S.p.A. ORD                  27,947,503
                          (Note A, p. 5)
   2,267,500              Magneti Marelli S.p.A. RNC                   2,419,683
                          (Note D, p. 5)

Banking
  18,692,000              Banca Commerciale Italiana                  53,158,200
                          (Note A, p. 5)
   1,819,200              Banca Popolare di Bergamo                   26,874,605
                          (Note A, p. 5)
   3,422,000              Banca Popolare di Milano                    19,911,692
                          (Note A, p. 5)
   4,149,750              Istituto Mobiliare Italiano                 44,316,247
                          (Note A, p. 5)

Chemicals
   4,110,000              Montefibre S.p.A. ORD                        3,423,908
                          (Note A, p. 5)
     740,000              Montefibre S.p.A. RNC                          434,273

Energy Sources
  12,702,580              ENI S.p.A. (Note A, p. 5)                   79,969,258

Machinery & Engineering
   6,090,000              Finmeccanica S.p.A. ORD                      4,050,239
                          (Note C, p. 5)
     750,000              Finmeccanica S.p.A. RNC                        434,493
                          (Note C, p. 5)

Telecommunications
  24,303,055              Telecom Italia S.p.A. ORD                  162,377,041
                          (Note A, p. 5)
  11,910,673              Telecom Italia S.p.A. RNC                   46,396,527
                                                                  --------------
Total Italian Stocks
(Cost $320,109,568)                                                  471,713,669
                                                                  --------------

2  Sanford C. Bernstein Fund, Inc.--1997 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
JAPAN:                                                                    30.67%
--------------------------------------------------------------------------------
Appliances & Household Durables
   4,796,000              Matsushita Electric Industrial           $  86,643,575
                          Co., Ltd. (Note A, p. 5)

Automobiles
   1,282,000              Aisin Seiki Co., Ltd. (Note A, p. 5)        17,529,627
     393,000              Toyoda Gosei Co., Ltd. (Note A, p. 5)        2,348,164

Banking
     413,490              Bank of Iwate (Note A, p. 5)                23,986,327
   1,540,000              Biwako Bank                                  5,870,556
   1,250,000              Daiwa Bank (Note A, p. 5)                    5,521,256
   3,381,000              Higo Bank (Note A, p. 5)                    20,873,830
   2,194,000              Hyakugo Bank                                11,454,546
     207,000              Hyakujushi Bank                              1,217,950
   2,896,000              Kagoshima Bank (Note A, p. 5)               17,519,516
   2,801,000              Michinoku Bank                              17,176,929
   1,961,120              Miyazaki Bank                                7,817,177
   1,733,000              Oita Bank                                   11,187,595
   4,650,000              Sakura Bank (Note A, p. 5)                  22,234,607
   6,078,000              Toho Bank                                   34,754,455
     162,300              Yamagata Bank (Note A, p. 5)                   794,889

Business & Public Services
   1,254,000              Toppan Printing Co., Ltd. (Note A, p. 5)    17,354,604

Chemicals
   2,553,000              Fuji Photo Film Co., Ltd.                  105,361,235
   1,393,000              Kansai Paint Co., Ltd.                       3,555,515

Construction & Housing
   1,261,400              Daito Trust Construction Co., Ltd.          13,171,161
                          (Note A, p. 5)
   4,677,000              Sekisui House Ltd. (Note A, p. 5)           44,572,388

Electrical & Electronics
  12,394,000              Hitachi Ltd. (Note A, p. 5)                107,845,365
   2,612,000              Mitsubishi Electric Corp.                   10,281,760
  11,756,000              Toshiba Corp. (Note A, p. 5)                59,622,708

Energy Sources
   2,651,000              General Sekiyu Group (Note A, p. 5)         15,070,739

Financial Services
   2,709,000              Hitachi Credit (Note A, p. 5)               53,654,679
     767,140              Promise Co., Ltd. (Note A, p. 5)            40,051,231

Food & Household Products
      15,000              Chukyo Coca-Cola Bottling Co., Ltd.            118,091
     191,400              Ezaki Glico Co., Ltd. (Note A, p. 5)         1,435,460
     422,000              Hokkaido Coca-Cola Bottling Co., Ltd.        4,581,255
   1,106,000              Kinki Coca-Cola Bottling Co., Ltd.          13,473,274
                          (Note A, p. 5)
     371,400              Kita Kyushu Coca-Cola Bottling               8,248,546
                          Co., Ltd.
     158,000              Mikuni Coca-Cola Bottling Co., Ltd.          2,225,905
     650,000              Sanyo Coca-Cola Bottling Co., Ltd.           7,810,558
                          (Note A, p. 5)
     687,000              Shikoku Coca-Cola Bottling Co., Ltd.         7,287,313
                          (Note A, p. 5)

Health & Personal Care
   5,827,000              Chugai Pharmaceutical Co., Ltd.          $  50,220,271
                          (Note A, p. 5)
   1,367,000              Daiichi Pharmaceutical Co., Ltd.            20,164,581
                          (Note A, p. 5)
   1,341,000              Yamanouchi Pharmaceutical Co.,              33,116,600
                          Ltd. (Note A, p. 5)

Insurance (Non-Life)
   5,247,900              Chiyoda Fire & Marine (Note A, p. 5)        20,092,234
   6,945,000              Dai-Tokyo Fire & Marine (Note A, p. 5)      31,366,744
   2,249,000              KOA Fire & Marine (Note A, p. 5)            12,095,807
     664,000              Mitsui Marine & Fire                         3,851,827
                          (Note A, p. 5)
   6,961,000              Nippon Fire & Marine                        30,516,028
     700,000              Sumitomo Marine & Fire                       4,843,789
                          (Note A, p. 5)
   1,432,000              Yasuda Fire & Marine                         8,437,491
                          (Note A, p. 5)

Leisure
   1,710,000              Heiwa Corp. (Note A, p. 5)                  32,734,732

Machinery & Engineering
   6,250,000              Makita Corp. (Note A, p. 5)                 85,460,348
     973,000              Sintokogio (Note A, p. 5)                    5,241,153

Merchandising
   1,043,900              Aoki International Co., Ltd.                13,149,317
   2,649,800              Aoyama Trading Co., Ltd.                    75,978,355

Metal-Steel
   4,504,000              Kurimoto Ltd. (Note A, p. 5)                30,793,072
   2,946,000              Maruichi Steel Tube Ltd. (Note A, p. 5)     45,165,328
   1,483,000              Yamato Kogyo Co., Ltd. (Note A, p. 5)       13,149,996
   4,420,000              Yodogawa Steel Works Ltd.                   23,332,560
                          (Note A, p. 5)

Miscellaneous Materials
   2,709,000              Yamamura Glass Co., Ltd.                     6,847,145

Real Estate
   6,377,000              Daiwa Kosho Lease Co., Ltd.                 35,777,153
                          (Note A, p. 5)
     681,000              Toc Co. (Note A, p. 5)                       6,659,319

Textiles/Apparel
   1,345,000              Gunze Limited                                4,246,665
     858,000              Tokyo Style Co., Ltd. (Note A, p. 5)         8,603,464
     970,000              Wacoal Corp.                                10,691,141
     350,400              World Co., Ltd. (Note A, p. 5)              13,705,876

Transportation-Road & Rail
   3,276,000              Seino Transportation Co., Ltd.              29,591,780
                          (Note A, p. 5)
       3,086              West Japan Railway Co.                      10,408,569
                          (Note A, p. 5)

Utilities-Electric, Gas & Water
   1,165,000              Hokkaido Electric Power Co., Inc.           18,729,593
                          (Note A, p. 5)
     401,800              Hokuriku Electric Power Co., Inc.            6,459,700
                          (Note A, p. 5)

                                    Schedule of Investments--Stock Portfolios  3

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
     833,000              Kyushu Electric Power Co., Inc.          $  13,737,217
                          (Note A, p. 5)
     317,200              Shikoku Electric Power Co., Inc.             5,073,308
                          (Note A, p. 5)
     617,400              Tohoku Electric Power Co., Inc.              9,977,045
                          (Note A, p. 5)
                                                                  --------------
Total Japanese Stocks
(Cost $1,675,467,221)                                              1,522,870,994
                                                                  --------------

--------------------------------------------------------------------------------
NETHERLANDS:                                                               2.13%
--------------------------------------------------------------------------------
Chemicals
      67,872              DSM NV                                       6,629,311

Energy Sources
   1,093,372              Royal Dutch Petroleum                       61,197,629

Food & Household Products
     775,000              Unilever plc                                22,631,842

Real Estate
     127,529              Wereldhave NV                                8,163,189

Telecommunications
     178,578              Koninklijke PTT Nederland NV                 7,016,429
                                                                  --------------
Total Netherlands Stocks
(Cost $66,010,630)                                                   105,638,400
                                                                  --------------
--------------------------------------------------------------------------------
SPAIN:                                                                     4.61%
--------------------------------------------------------------------------------
Banking
   1,516,180              Argentaria S.A.                             90,704,676

Construction & Housing
   1,227,455              Dragados Y Construcciones S.A.              27,423,878
                          (Note A, p. 5)

Energy Sources
     460,150              Repsol S.A. (Note A, p. 5)                  19,883,215

Utilities-Electric, Gas & Water
   2,601,907              Fuerzas Electricas de Cataluna S.A.         21,875,750
   7,931,704              Union Electrica Fenosa S.A.                 68,811,927
                                                                  --------------
Total Spanish Stocks
(Cost $159,653,576)                                                  228,699,446
                                                                  --------------
--------------------------------------------------------------------------------
SWEDEN:                                                                    0.27%
--------------------------------------------------------------------------------
Appliances & Household Durables
     111,150              Electrolux AB (Class B)                      8,686,913

Paper & Forest Products
      25,000              Svenska Cellulosa AB                           630,972

Real Estate
      56,080              Nackebro Fastighets AB                         783,457
     253,190              Tornet Fastighets AB                         3,370,305
                                                                  --------------
Total Swedish Stocks
(Cost $7,437,276)                                                     13,471,647
                                                                  --------------
--------------------------------------------------------------------------------
SWITZERLAND:                                                               1.83%
--------------------------------------------------------------------------------
Banking
     168,964              Swiss Bank Corporation                   $  45,656,526

Food & Household Products
      21,849              Nestle S.A.                                 30,435,969

Health & Personal Care
       3,250              Sulzer Medica AG Registered                    868,142
                          (Note C, p. 5)

Machinery & Engineering
       7,350              Bobst AG Bearer                             11,623,350
       3,115              Bobst AG Registered                          2,505,879
                                                                  --------------
Total Swiss Stocks
(Cost $61,000,731)                                                    91,089,866
                                                                  --------------
--------------------------------------------------------------------------------
UNITED KINGDOM:                                                            9.33%
--------------------------------------------------------------------------------
Automobiles
   4,633,398              Lex Service plc                             33,396,956

Beverage &Tobacco
     707,158              Imperial Tobacco Group plc                   4,241,888
     450,000              Matthew Clark plc                            1,756,013

Broadcasting & Publishing
   3,268,211              United News and Media plc                   41,053,226

Building Materials
     364,434              Hanson plc                                   1,721,814
     359,333              Redland plc                                  1,338,471

Construction & Housing
   9,415,494              Tarmac plc                                  19,964,968

Energy Sources
   1,694,000              Premier Oil plc                              1,406,761
   6,179,400              Shell Transport & Trading Co., plc          45,496,927

Food & Household Products
  11,102,960              Hazlewood Foods plc                         26,318,180
   4,038,269              Hillsdown Holdings plc                      11,004,788

Health & Personal Care
   6,250,000              Smith & Nephew plc                          18,997,267

Insurance
   2,136,626              Commercial Union plc                        27,717,516
   1,988,100              General Accident plc                        34,943,345
   5,171,622              Guardian Royal Exchange plc                 26,352,001
   2,986,503              Royal & Sun Alliance Insurance              28,152,800
                          Group plc

Merchandising
     358,491              J. Sainsbury plc                             2,679,339
     279,399              Safeway plc                                  1,808,882
   5,081,600              Somerfield plc                              16,552,043

Metal-Steel
   4,143,900              British Steel plc                           12,007,624

Miscellaneous Materials
   6,257,500              BTR plc                                     25,427,353
   1,664,900              Powell Duffryn plc                          11,812,466

4  Sanford C. Bernstein Fund, Inc.--1997 Annual Report

--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------
Textiles/Apparel
   2,250,000              Courtaulds Textiles plc                  $  13,315,220

Utilities-Electric, Gas & Water
     724,600              Anglian Water plc                            9,563,498
   3,262,480              South West Water plc                        46,452,415
                                                                  --------------
Total United Kingdom Stocks
(Cost $356,455,437)                                                  463,481,761
                                                                  --------------
Total Equities
(Cost $4,227,473,556)                                              4,851,760,759
                                                                  --------------

--------------------------------------------------------------------------------
WARRANTS--FRANCE BUSINESS &
PUBLIC SERVICES (Note C, below):                                           0.00%
--------------------------------------------------------------------------------
     456,869              Compagnie Generale des Eaux                    246,430
                          (Expiration 05/01/2002)
                                                                  --------------
Total Warrants
(Cost $0)                                                                246,430
                                                                  --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      1.77%
--------------------------------------------------------------------------------
  87,657,000              State Street Bank & Trust Co.,              87,657,000
                          Repurchase Agreement,
                          Dated 09/30/1997, 5.75%,
                          maturing 10/01/1997 for $87,671,001,
                          Collateral 73,570,000 principal
                          amount U.S. Treasury Bond,
                          8.00%, 11/15/2021,
                          Value $89,410,577
                                                                  --------------
Total Repurchase Agreement
(Cost $87,657,000)                                                    87,657,000
                                                                  --------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $4,315,130,556)            99.47%         $4,939,664,189
(Note E, below)
Cash and Other Assets, Less Liabilities             0.53              26,333,679
(Note F, below)
                                                  ------          --------------
Net Assets (Equivalent to $20.92
per share based on 237,367,711
shares of capital stock outstanding)              100.00%         $4,965,997,868
                                                  ======          ==============
--------------------------------------------------------------------------------
LONG FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                  Contract           Unrealized
Quantity     Description                           Amount           Depreciation
--------------------------------------------------------------------------------
100          Japanese Topix                     $12,074,108        $     492,367
             Stock Index
             December 1997
                                                                  --------------
Total Long Futures Contract                                        $     492,367
                                                                  --------------

--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                       Description                          Market Value
--------------------------------------------------------------------------------
745,552                        Australian Dollar                   $     541,234
10,748,848                     Austrian Schilling                        864,368
3,814,679                      British Pound                           6,151,171
935,145                        Canadian Dollar                           676,636
15,679,366                     Deutschemark                            8,873,690
370,110                        Finnish Markka                             69,952
27,158,673                     French Franc                            4,577,831
9,417,634                      Hong Kong Dollar                        1,217,063
383,031,266                    Italian Lira                              221,899
2,120,225,159                  Japanese Yen                           17,570,442
3,274,182                      Netherlands Guilder                     1,645,070
195,957,407                    Spanish Peseta                          1,312,771
871,258                        Swedish Krona                             114,828
1,561,640                      Swiss Franc                             1,073,735
                                                                   -------------
Total Foreign Currencies                                           $  44,910,690
                                                                   -------------
--------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Vorzug-German Preferred Share
    Stamm-German Ordinary Share
    NVP-Non-Voting Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(C) Non-income-producing security
(D) Affiliated company (see Note 3B of Notes to Financial Statements)
(E) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Includes $11,908,511 U.S. dollar equivalent of Japanese yen pledged as collateral for futures transactions.

                                    Schedule of Investments--Stock Portfolios  5

(G) Allocation of net assets by industry as of September 30, 1997:
    Appliances & Household Durables             1.92%
    Automobiles                                 2.57
    Banking                                    16.64
    Beverage & Tobacco                          0.12
    Broadcasting & Publishing                   2.69
    Building Materials                          0.79
    Business & Public Services                  1.02
    Chemicals                                   5.03
    Conglomerates                               0.09
    Construction & Housing                      2.83
    Electrical & Electronics                    6.24
    Energy Sources                              7.52
    Financial Services                          1.89
    Food & Household Products                   4.86
    Health & Personal Care                      3.92
    Insurance                                   3.25
    Insurance (Non-Life)                        2.24
    Leisure                                     0.66
    Machinery & Engineering                     4.04
    Merchandising                               3.46
    Metal-Steel                                 5.45
    Miscellaneous Materials                     0.89
    Non-Financial                               0.35
    Paper & Forest Products                     1.64
    Real Estate                                 3.26
    Telecommunications                          4.92
    Textiles/Apparel                            1.57
    Transportation-Road & Rail                  0.81
    Utilities-Electric, Gas & Water             7.03
    Repurchase Agreement                        1.77
    Cash and Other Assets, Less Liabilities     0.53
                                              ------
    Total                                     100.00%
                                              ======
See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                               September 30, 1997

Shares                    Description                              Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.38%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 5.22%
--------------------------------------------------------------------------------
Beverage & Tobacco
      50,082              Nobleza Piccardo S.A.I.C.               $      310,571

Energy Sources
   2,490,600              Astra Cia Argentina de Petroleo S.A.         4,708,176
      25,000              YPF S.A. ADR                                   921,875

Metal-Steel
   3,342,088              Siderca S.A.I.C.                             9,994,842

Real Estate
     332,300              IRSA Inversiones y                           1,462,412
                          Representaciones S.A.
       3,700              IRSA Inversiones y                             163,725
                          Representaciones S.A. GDR

Utilities-Electric, Gas & Water
   1,943,759              Central Puerto S.A.                          5,326,965
                                                                  --------------
Total Argentine Stocks (Cost $15,893,494)                             22,888,566
                                                                  --------------
--------------------------------------------------------------------------------
BRAZIL:                                                                    7.62%
--------------------------------------------------------------------------------
Financial Services
   4,406,000              Itausa Investimentos Itau S.A.               4,021,724

Food & Household Products
   1,073,000              Santista Alimentos S.A.                      2,301,630

Metal-Steel
  67,700,000              Companhia Siderurgica de Tubarao             1,143,216
                          (PFD) (Class B)
   4,714,293              Gerdau Metalurgica S.A.                        125,006
  83,558,114              Gerdau Metalurgica S.A. (PFD)                3,737,253
 191,486,156              Gerdau S.A. (PFD)                            4,369,635

Paper & Forest Products
 148,663,014              Votorantim Celulose Papel S.A. (PFD)         4,138,763
                          (Note B, p. 10)

Utilities-Electric, Gas & Water
     522,000              Centrais Eletricas Brasileiras ADR          13,572,000
                                                                  --------------
Total Brazilian Stocks (Cost $19,248,283)                             33,409,227
                                                                  --------------
--------------------------------------------------------------------------------
CHILE:                                                                     4.43%
--------------------------------------------------------------------------------
Banking
      28,000              Banco BHIF S.A. ADR                            574,000
      71,800              Banco de Santiago S.A. ADR                   1,714,225

Beverage & Tobacco
     178,000              Compania Cervecerias Unidas S.A. ADR         5,117,500

*See Note 1, page 28 in Notes to Financial Statements.

6  Sanford C. Bernstein Fund, Inc.--1997 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Telecommunications
     155,550              Compania de Telecomunicaciones de        $   5,035,931
                          Chile S.A. ADR

Utilities-Electric, Gas & Water
     254,959              Chilgener S.A. ADR                           6,995,438
                                                                  --------------
Total Chilean Stocks (Cost $15,914,310)                               19,437,094
                                                                  --------------
--------------------------------------------------------------------------------
CHINA:                                                                     5.02%
--------------------------------------------------------------------------------
Appliances & Household Durables
  16,350,889              Shenzhen China Bicycles Co., Ltd.            4,775,525
                          (Notes C & D, p. 10)

Chemicals
  40,300,000              Jilin Chemical Industrial Co., Ltd.          9,114,112
  13,600,000              Shanghai Petrochemical Co., Ltd.             4,349,961
                          (Note C, p. 10)

Metal-Steel
   4,968,000              Maanshan Iron & Steel Co., Ltd.              1,226,270

Utilities-Electric, Gas & Water
     104,000              Huaneng Power International Inc.,            2,522,000
                          Ltd. ADR (Note C, p. 10)
                                                                  --------------
Total Chinese Stocks (Cost $16,535,064)                               21,987,868
                                                                  --------------
--------------------------------------------------------------------------------
INDIA:                                                                     5.30%
--------------------------------------------------------------------------------
Automobiles
     572,200              Ashok Leyland Ltd. (Note C, p. 10)           1,044,247
     310,000              Ashok Leyland Ltd. GDR                       1,548,450

Chemicals
   1,035,700              Indo Gulf Fertilisers &                      1,138,368
                          Chemicals Corp., Ltd.
     110,000              Indo Gulf Fertilisers & Chemicals              132,000
                          Corp., Ltd. GDR (Note B, p. 10)
     175,000              Indo Gulf Fertilisers & Chemicals              210,000
                          Corp., Ltd. GDR (Note B, p. 10)
     601,200              Southern Petrochemical Industries              398,971
                          Corp., Ltd. (Note C, p. 10)
     914,000              Southern Petrochemical Industries            2,924,800
                          Corp., Ltd. GDS (Note C, p. 10)

Financial Services
   1,486,150              Industrial Credit & Investment               3,636,784
                          Corp. of India Ltd. (Note C, p. 10)
      17,000              Industrial Credit & Investment Corp.           266,560
                          of India Ltd. GDR (Note B, p. 10)
     303,000              Industrial Credit & Investment Corp.         4,751,040
                          of India Ltd. GDR (Note B, p. 10)

Health & Personal Care
     578,950              Cheminor Drugs Ltd. (Note C, p. 10)          1,989,065

Utilities-Electric, Gas & Water
     374,000              BSES Ltd.                                    1,998,493
     157,000              BSES Ltd. GDR                                3,218,500
                                                                  --------------
Total Indian Stocks (Cost $25,012,088)                                23,257,278
                                                                  --------------
--------------------------------------------------------------------------------
INDONESIA:                                                                 4.83%
--------------------------------------------------------------------------------
Automobiles
   8,000,500              PT Gadjah Tunggal (Foreign)              $   2,370,969

Food & Household Products
  10,125,000              PT Sinar Mas Agro Resources &                4,077,698
                          Technology Corp. (Foreign)
      62,500              PT Sinar Mas Agro Resources &                   28,096
                          Technology Corp. (Local)
                          (Note C, p. 10)

Miscellaneous Materials
  11,862,500              GT Kabelmetal Indonesia (Foreign)            2,884,499

Paper & Forest Products
   6,985,000              PT Inti Indorayon Utama (Foreign)            2,547,720
                          (Note C, p. 10)

Real Estate
   6,348,500              PT Dharmala Intiland (Foreign)               5,547,701

Telecommunications
   1,410,500              PT Indosat (Foreign)                         3,569,122
       5,500              PT Indosat ADR                                 144,375
                                                                  --------------
Total Indonesian Stocks (Cost $31,074,039)                            21,170,180
                                                                  --------------
--------------------------------------------------------------------------------
ISRAEL:                                                                    6.05%
--------------------------------------------------------------------------------
Banking
   2,430,000              Bank Hapoalim                                5,634,199
   1,543,430              Israel Discount Bank                         1,685,603

Electrical & Electronics
     556,991              Israel Electric Wire & Cable                 1,829,672

Health & Personal Care
      12,300              Elscint Ltd. (Note C, p. 10)                    93,788

Multi-Industry
   1,999,527              Israel Land Development                     12,119,038
                          (Notes C & D, p. 10)
       8,500              Israel Land Development ADR                    146,625
                          (Note C, p. 10)

Telecommunications
     570,000              Bezeq Israeli Telecommunication              1,668,706
                          Corp., Ltd.

Textiles/Apparel
   2,913,527              Kitan Consolidated Ltd. (Note C, p. 10)      3,331,839
                                                                  --------------
Total Israeli Stocks (Cost $19,370,154)                               26,509,470
                                                                  --------------

--------------------------------------------------------------------------------
MALAYSIA:                                                                  8.10%
--------------------------------------------------------------------------------
Automobiles
     376,600              Oriental Holdings Berhad                     1,532,287
   2,696,000              Tan Chong Motor Berhad                       2,218,793

Building Materials
   3,386,500              Cement Industries of Malaysia                4,864,326
                          Berhad

Miscellaneous Materials
   2,910,000              Golden Hope Plantations Berhad               4,233,706

                                    Schedule of Investments--Stock Portfolios  7

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
   1,822,000              Kuala Lumpur Kepong Berhad               $   4,492,872
   7,243,800              Malaysia Mining Corp. Berhad                 5,403,404

Real Estate
   2,101,000              Bolton Properties Berhad                     1,295,215

Transportation-Airlines
   2,539,000              Malaysian Airline System Berhad              4,069,600

Utilities-Electric, Gas & Water
   2,739,000              Tenaga Nasional Berhad                       7,387,301
                                                                  --------------
Total Malaysian Stocks (Cost $50,356,438)                             35,497,504
                                                                  --------------
--------------------------------------------------------------------------------
MEXICO:                                                                    8.27%
--------------------------------------------------------------------------------
Banking
   2,530,000              Grupo Financiero Bancomer S.A. de C.V.       1,725,740
   4,254,000              Grupo Financiero Serfin S.A. de C.V.         1,746,494
                          (Note C, p. 10)

Food & Household Products
     494,000              Grupo Minsa S.A. de C.V. ADR                 6,340,540
                          (Note C, p. 10)

Merchandising
   4,265,000              Controladora Comercial Mexicana              5,456,126
                          S.A. de C.V.
      98,000              Controladora Comercial Mexicana              2,486,750
                          S.A. de C.V. GDR

Metal-Nonferrous
     253,000              Grupo Mexico S.A.                              887,291
     197,144              Grupo Mexico S.A. (NVP)                        796,695

Metal-Steel
      85,000              Hylsamex S.A.                                  732,947

Multi-Industry
   2,306,200              Cydsa S.A.                                   7,865,418

Telecommunications
     165,000              Telefonos de Mexico S.A.                       430,019
     150,325              Telefonos de Mexico S.A. ADR                 7,779,319
                                                                  --------------
Total Mexican Stocks (Cost $27,318,270)                               36,247,339
                                                                  --------------
--------------------------------------------------------------------------------
PHILIPPINES:                                                               3.80%
--------------------------------------------------------------------------------
Banking
   1,435,177              Philippine National Bank (Note C, p. 10)     3,078,351

Conglomerates
  15,209,000              JG Summit Holding Inc.                       2,292,371

Food & Household Products
  16,323,500              Universal Robina Corp.                       2,342,067

Real Estate
  57,108,500              Robinson's Land Corp. - Series 'B'           3,277,531
                          (Notes C & D, p. 10)

Telecommunications
     143,940              Philippine Long Distance                     3,880,122
                          Telephone Co.
      59,400              Philippine Long Distance                     1,611,225
                          Telephone Co. ADR

Transportation-Shipping
   3,747,000              William Gothong & Aboitiz                $     165,085
                          (Note C, p. 10)
                                                                  --------------
Total Philippine Stocks (Cost $41,704,500)                            16,646,752
                                                                  --------------
--------------------------------------------------------------------------------
PORTUGAL:                                                                  2.79%
--------------------------------------------------------------------------------
Banking
     255,000              Banco Totta & Acores S.A.                    5,378,042

Utilities-Electric, Gas & Water
     398,000              Electricidade de Portugal S.A.               6,841,557
                                                                  --------------
Total Portuguese Stocks (Cost $11,797,805)                            12,219,599
                                                                  --------------
--------------------------------------------------------------------------------
SOUTH AFRICA:                                                             10.08%
--------------------------------------------------------------------------------
Automobiles
     452,300              Toyota South Africa Ltd.                     3,008,540

Banking
   1,050,362              ABSA Group Ltd.                              7,155,669
     295,500              First National Bank Holdings Ltd.            2,345,993

Beverage & Tobacco
     611,800              Rembrandt Group Ltd.                         5,539,740

Chemicals
   1,424,300              AECI Ltd.                                    7,487,469

Food & Household Products
     221,000              Foodcorp Ltd.                                1,422,594

Metal-Steel
  12,213,694              S.A. Iron & Steel Industrial Corp., Ltd.     7,783,429

Mining
     193,900              De Beers Consolidated Mines Ltd.             5,658,277
       2,500              De Beers Consolidated Mines Ltd. ADR            73,594
     549,800              Free State Consolidated Gold                 3,244,180
                          Mines Ltd.
      75,000              Free State Consolidated Gold                   457,031
                          Mines Ltd. ADR
                                                                  --------------
Total South African Stocks (Cost $48,323,836)                         44,176,516
                                                                  --------------
--------------------------------------------------------------------------------
SOUTH KOREA:                                                               6.56%
--------------------------------------------------------------------------------
Banking
     227,579              Daegu Bank                                   1,355,525
     428,060              Jeon Buk Bank                                2,105,213
     544,350              Kwang Ju Bank                                2,403,469
     248,140              Kyung Nam Bank                               1,776,303
     351,830              Pusan Bank                                   1,922,568

Beverage & Tobacco
      86,618              Cho Sun Brewery Co., Ltd.                    1,609,296

Building Materials
      82,430              Asia Cement Manufacturing Co., Ltd.          2,612,536

Energy Sources
      76,000              Ssangyong Oil Refining Co., Ltd.             1,470,164

Food & Household Products
     350,920              Haitai Confectionary Co., Ltd.               2,047,992

8  Sanford C. Bernstein Fund, Inc.--1997 Annual Report

--------------------------------------------------------------------------------
Shares                    Description                               Market Value
--------------------------------------------------------------------------------
Metal-Steel
      97,692              Inchon Iron & Steel Co., Ltd.            $   1,505,418

Multi-Industry
     391,640              Daewoo Corp.                                 2,760,741

Textiles/Apparel
      99,348              Hyosung T&C Co., Ltd.                        2,464,699

Tires & Rubber
     225,610              Korea Kumho Petrochemical Co.                1,306,812

Utilities-Electric, Gas & Water
     154,000              Korea Electric Power Corp.                   3,416,612
                                                                  --------------
Total South Korean Stocks (Cost $41,453,902)                          28,757,348
                                                                  --------------
--------------------------------------------------------------------------------
TAIWAN:                                                                    7.29%
--------------------------------------------------------------------------------
Building Materials
   3,412,500              Pacific Construction (Note C, p. 10)         2,993,840

Electrical & Electronics
     322,069              Teco Electric & Machinery Ltd. GDR           5,845,552
                          (Note C, p. 10)

Financial Services
   1,861,524              China Bills Finance Corp.                    1,112,620
                          (Note C, p. 10)
   1,771,000              International Bills Finance Corp.            1,033,754
                          (Note C, p. 10)

Food & Household Products
   5,627,700              Great Wall Enterprises Co.                   3,796,386
                          (Note C, p. 10)

Metal-Steel
     440,750              China Steel Corp.                              415,947
     360,902              China Steel Corp. GDS                        7,263,153

Textiles/Apparel
   6,219,430              Far Eastern Textile                          9,173,713
     594,000              Shinkong Synthetic Fibers Corp.                338,420
                          (Note C, p. 10)
                                                                  --------------
Total Taiwanese Stocks (Cost $28,789,731)                             31,973,385
                                                                  --------------
--------------------------------------------------------------------------------
THAILAND:                                                                  5.85%
--------------------------------------------------------------------------------
Banking
   5,834,900              First Bangkok City Bank Public               3,134,450
                          Co., Ltd. (Foreign)

Building Materials
   4,727,800              Thai-German Ceramic Industry Co.,            2,051,318
                          Ltd. (Foreign) (Note C, p. 10)

Financial Services
   3,993,200              Dhana Siam Finance & Securities              2,887,644
                          Public Co., Ltd. (Foreign)
   3,019,200              National Finance & Securities                2,557,587
                          Public Co., Ltd. (Foreign)
   1,027,800              Phatra Thanakit Public Co., Ltd.             1,528,958
                          (Foreign) (Note C, p. 10)
   2,550,000              Industrial Finance Corporation               3,319,215
                          of Thailand (Foreign) (Note C, p. 10)

--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------
Insurance
     260,000              Ayudhya Insurance Public Co.,            $   1,339,394
                          Ltd. (Foreign) (Note B, p. 10)
     146,000              Bangkok Insurance Public Co.,                2,043,195
                          Ltd. (Foreign)

Merchandising
   1,552,300              Saha Pathana Inter-Holding Ltd.              2,865,127
                          (Foreign) (Note B, p. 10)

Telecommunications
   3,785,800              Jasmine International Public Co.,            2,815,884
                          Ltd. (Foreign)
   2,617,900              Thai Telephone & Telecommunication           1,081,777
                          Public Co., Ltd. (Foreign)
                          (Note C, p. 10)
                                                                  --------------
Total Thai Stocks (Cost $43,907,286)                                  25,624,549
                                                                  --------------
--------------------------------------------------------------------------------
TURKEY:                                                                    5.17%
--------------------------------------------------------------------------------
Banking
 554,795,933              Yapi ve Kredi Bankasi A.S.                  13,850,794

Building Materials
  48,650,000              Baticim Bati Anadolu Cimento                 6,491,692
                          Sanayii A.S.

Chemicals
  19,500,000              Sasa Sun'i Ve Sentetik Elyaf                 1,018,422

Multi-Industry
     120,000              Haci Omer Sabanci Holding A.S. ADR           1,290,000
                          (Note C, p. 10)
                                                                  --------------
Total Turkish Stocks (Cost $14,743,608)                               22,650,908
                                                                  --------------
Total Equities
(Cost $451,442,808)                                                  422,453,583
                                                                  --------------
--------------------------------------------------------------------------------
WARRANTS--MALAYSIA REAL ESTATE
(Note C, p. 10):                                                           0.01%
--------------------------------------------------------------------------------
      87,500              Bolton Properties Berhad                        22,116
                          (Expiration 9/15/2001)
                                                                  --------------
Total Warrants
(Cost $25,098)                                                            22,116
                                                                  --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      2.01%
--------------------------------------------------------------------------------
   8,822,000              State Street Bank & Trust Co.,               8,822,000
                          Repurchase Agreement,
                          Dated 09/30/1997, 5.75%
                          maturing 10/01/1997 for
                          $8,823,409, Collateral
                          8,970,000 principal amount
                          U.S. Treasury Note, 6.00%,
                          09/30/1998, Value $8,999,431
                                                                  --------------
Total Repurchase Agreement
(Cost $8,822,000)                                                      8,822,000
                                                                  --------------

                                    Schedule of Investments--Stock Portfolios  9

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $460,289,906)                     98.40%    $431,297,699
(Note E, below)

Cash and Other Assets, Less Liabilities                   1.60         7,007,349
                                                        ------      ------------
Net Assets (Equivalent to $22.54
per share based on 19,447,363
shares of capital stock outstanding)                    100.00%     $438,305,048
                                                        ======      ============
--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                  Description                               Market Value
--------------------------------------------------------------------------------
292,764                   Argentine Peso                           $     292,823
1,431,941                 Hong Kong Dollar                               185,053
5,626,741                 Indian Rupee                                   155,585
571,415,184               Indonesian Rupiah                              173,682
1,313,489                 Israeli Shekel                                 375,519
461,511                   Malaysian Ringgit                              142,255
80,971                    Mexican Peso                                    10,421
5,414,219                 New Taiwan Dollar                              189,243
2,743,731                 Philippine Peso                                 79,528
11,157,079                Portuguese Escudo                               62,004
1,112,209                 South African Rand                             238,646
2,668,750,184             South Korean Won                             2,916,668
3,631,904                 Thai Baht                                      100,052
217,511,197,210           Turkish Lira                                 1,248,342
                                                                  --------------
Total Foreign Currencies                                          $    6,169,821
                                                                  --------------

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    ADR-American Depository Receipts
    GDR-Global Depository Receipts
    PFD-Preferred Share
    GDS-Global Depository Share
    NVP-Non-Voting Preference Share
(B) Fair-valued security
(C) Non-income-producing security
(D) Affiliated company (see Note 3B of Notes to Financial Statements)
(E) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Allocation of net assets by industry as of September 30, 1997:
    Appliances & Household Durables             1.09%
    Automobiles                                 2.67
    Banking                                    13.14
    Beverage & Tobacco                          2.87
    Building Materials                          4.34
    Chemicals                                   6.11
    Conglomerates                               0.52
    Electrical & Electronics                    1.75
    Energy Sources                              1.62
    Financial Services                          5.73
    Food & Household Products                   5.10
    Health & Personal Care                      0.48
    Insurance                                   0.77
    Merchandising                               2.47
    Metal-Nonferrous                            0.38
    Metal-Steel                                 8.74
    Mining                                      2.15
    Miscellaneous Materials                     3.88
    Multi-Industry                              5.52
    Paper & Forest Products                     1.53
    Real Estate                                 2.68
    Telecommunications                          6.39
    Textiles/Apparel                            3.49
    Tires & Rubber                              0.30
    Transportation-Airlines                     0.93
    Transportation-Shipping                     0.04
    Utilities-Electric, Gas & Water            11.70
    Repurchase Agreement                        2.01
    Cash and Other Assets, Less Liabilities     1.60
                                              -------
    Total                                     100.00%
                                              =======
See Notes to Financial Statements.

10  Sanford C. Bernstein Fund, Inc.--1997 Annual Report

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

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

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
                       Sanford C. Bernstein Fund, Inc.

                                ANNUAL REPORT
                              SEPTEMBER 30, 1997

                           Schedule of Investments
                           Taxable Bond Portfolios

                          -------------------------

                            Intermediate Duration
                             Short Duration Plus
                          Government Short Duration

                       Sanford C. Bernstein Fund, Inc.
                      Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 18, 1997

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                               September 30, 1997

Principal Amount   Description                                   Market Value*
------------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                                  107.24%
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (Note A, p. 5):                                  20.43%
------------------------------------------------------------------------------
Commercial Paper: 3.43%
   70,641,000      Prudential Funding Corp.,                     $  70,641,000
                   10/01/1997
                                                                 -------------
Total Commercial Paper (Cost $70,641,000)                           70,641,000
                                                                 -------------
U.S. Treasury Bills: 17.00%
  126,870,000      05/28/1998                                      122,582,809
  163,935,000      06/25/1998                                      157,734,158
   72,625,000      07/23/1998                                       69,566,108
                                                                 -------------
Total U.S. Treasury Bills (Cost $349,442,310)                      349,883,075
                                                                 -------------
Total Short-Term Investments
(Cost $420,083,310)                                                420,524,075
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     6.16%
------------------------------------------------------------------------------
   19,575,000      5.875%, 04/30/1998                               19,623,937
   58,640,000      5.00%, 02/15/1999                                58,071,896
   14,180,000      6.25%, 05/31/1999                                14,286,350
    9,445,000      6.75%, 05/31/1999                                 9,586,675
   24,130,000      7.75%, 01/31/2000                                25,110,281
                                                                 -------------
Total U.S. Treasury Notes (Cost $125,929,284)                      126,679,139
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITIES:                          21.65%
------------------------------------------------------------------------------
  324,970,134      3.625%, 07/15/2002                              324,157,709
                   (Notes B & C, p. 5)
  123,782,665      3.375%, 01/15/2007                              121,500,360
                                                                 -------------
Total U.S. Treasury Inflation Protection Securities
(Cost $446,720,161)                                                445,658,069
                                                                 -------------

------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                    14.92%
------------------------------------------------------------------------------
  259,630,000      7.50%, 11/15/2016 (Notes D & E, p. 5)           288,919,379
   14,330,000      8.875%, 08/15/2017                               18,158,790
                                                                 -------------
Total U.S. Treasury Bonds (Cost $296,029,638)                      307,078,169
                                                                 -------------
------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                    3.21%
------------------------------------------------------------------------------
   15,200,000      Federal National Mortgage                        15,439,187
                   Association Series 1997-M5 Class C,
                   6.74%, 08/25/2007 (Note F, p. 5)
    8,215,244      Federal National Mortgage                         8,529,255
                   Association Series 1993-215 Class H,
                   9.00%, 08/25/2017
    9,977,013      Federal National Mortgage                        10,210,874
                   Association Remic Trust Series
                   1992-10 Class ZA, 8.00%, 09/25/2018
                   (Note F, p. 5)
    4,700,000      G.E. Capital Mortgage Services,               $   4,188,123
                   Inc. Series 1993-10 Class A15,
                   6.50%, 09/25/2023
    1,878,775      G.E. Capital Mortgage Services,                   1,885,238
                   Inc. Series 1994-11 Class A1,
                   6.50%, 03/25/2024
    2,835,000      Federal National Mortgage                         2,976,271
                   Association Series 1994-G6 Class
                   PY, 7.75%, 05/17/2024
    2,324,578      Prudential Home Mortgage                          2,368,698
                   Securities Series 1994-15
                   Class A1, 8.00%, 05/25/2024
      874,991      Residential Funding Mortgage Inc.,                  882,525
                   Securities 1, Series 1994-S15
                   Class A8, 7.75%, 07/25/2024
    2,307,000      Citicorp Mortgage Securities, Inc.                2,067,003
                   Series 1994-11 Class A9,
                   6.25%, 08/25/2024
    4,741,748      Ryland Mortgage Securities Corp.                  4,791,380
                   Series 1993-4 Class A2,
                   7.50%, 08/25/2024
          173      Residential Funding Mortgage Inc.,                      173
                   Securities 1, Series 1995-S3
                   Class A1, 7.65%, 04/25/2025
    1,998,793      Asset Securitization Corp. Series                 2,035,211
                   1996-D3 Class A1A,
                   7.01%, 10/13/2026 (Note F, p. 5)
    4,014,195      Asset Securitization Corp. Series                 4,156,579
                   1997-MD7 Class A1A,
                   7.32%, 01/13/2030 (Note F, p. 5)

    6,733,949      Federal National Mortgage                         6,587,357
                   Association Series 1997-M2 Class Z,
                   7.35%, 01/17/2037 (Note F, p. 5)
                                                                 -------------
Total Mortgage Derivatives (Cost $64,923,737)                       66,117,874
                                                                 -------------
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                 26.59%
------------------------------------------------------------------------------
    1,448,389      Federal National Mortgage                         1,506,248
                   Association DUS Pool #073565,
                   7.31%, 07/01/2003 (Note F, p. 5)
    1,504,132      Federal National Mortgage                         1,561,614
                   Association DUS Pool #073712,
                   7.235%, 10/01/2003 (Note F, p. 5)
    1,974,294      Federal Home Loan Mortgage Corp.                  2,006,422
                   Pool #W20002,
                   6.775%, 11/01/2003 (Note F, p. 5)
    1,976,281      Federal National Mortgage                         2,034,899
                   Association DUS Pool #073733,
                   7.06%, 11/01/2003 (Note F, p. 5)
    1,545,092      Federal National Mortgage                         1,574,721
                   Association DUS Pool #073789,
                   6.85%, 12/01/2003 (Note F, p. 5)
    1,913,096      Federal National Mortgage                         1,963,822
                   Association DUS Pool #073798,
                   6.94%, 12/01/2006 (Note F, p. 5)

* See Note 1, page 28 in Notes to Financial Statements.

                           Schedule of Investments--Taxable Bond Portfolios  1

------------------------------------------------------------------------------
Principal Amount   Description                                    Market Value
------------------------------------------------------------------------------
    2,711,842      Federal National Mortgage                     $   2,800,717
                   Association DUS Pool #073980,
                   7.04%, 03/01/2007 (Note F, p. 5)
   24,981,489      Federal National Mortgage                        25,593,785
                   Association DUS Pool #313709,
                   6.907%, 06/01/2007 (Note F, p. 5)
   11,654,742      Federal National Mortgage                        11,991,226
                   Association DUS Pool #313543,
                   6.98%, 06/01/2007 (Note F, p. 5)
   19,404,117      Federal National Mortgage                        20,000,464
                   Association Mega DUS Pool #313672,
                   7.033%, 06/01/2007 (Note F, p. 5)
    2,179,839      Federal National Mortgage                         2,508,491
                   Association Pool #303305,
                   12.00%, 05/01/2016

      248,552      Federal Home Loan Mortgage Corp.                    259,892
                   Pool #293246,
                   8.50%, 05/01/2017
    6,819,064      Government National Mortgage                      7,435,365
                   Association Pool #267832,
                   9.50%, 11/15/2017
    2,088,688      Federal Home Loan Mortgage Corp.                  2,189,716
                   Pool #304272,
                   8.50%, 06/01/2018
    4,016,173      Government National Mortgage                      4,334,611
                   Association Pool #312952,
                   9.00%, 08/15/2021
    4,723,726      Government National Mortgage                      5,135,205
                   Association Pool #780118,
                   9.50%, 08/15/2021
    6,242,449      Government National Mortgage                      6,786,223
                   Association Pool #780049,
                   9.50%, 11/15/2021
    6,062,718      Government National Mortgage                      6,590,835
                   Association Pool #780254,
                   9.50%, 11/15/2021
    4,666,112      Federal Home Loan Mortgage Corp.                  5,032,350
                   Gold Pool #G00391,
                   9.00%, 06/01/2022
    5,830,238      Government National Mortgage                      6,045,076
                   Association Pool #392349,
                   8.00%, 07/15/2024
    7,208,333      Government National Mortgage                      7,448,940
                   Association II ARM Pool #008484,
                   7.125%, 08/20/2024
    4,576,760      Government National Mortgage                      4,973,881
                   Association Pool #780012,
                   9.50%, 10/15/2024
       67,303      Federal Home Loan Mortgage Corp.                     71,656
                   Gold Pool #C80286,
                   9.00%, 03/01/2025
       30,901      Federal Home Loan Mortgage Corp.                     32,899
                   Gold Pool #D59810,
                   9.00%, 04/01/2025
    4,718,038      Government National Mortgage                      4,878,965
                   Association II ARM Pool #008621,
                   7.375%, 04/20/2025
          253      Federal Home Loan Mortgage Corp.                        265
                   Pool #C80297,
                   8.50%, 05/01/2025
       31,925      Federal Home Loan Mortgage Corp.                     33,990
                   Gold Pool #G00350,
                   9.00%, 05/01/2025
    6,222,548      Government National Mortgage                      6,434,793
                   Association II ARM Pool #008643,
                   7.375%, 06/20/2025

    7,659,629      Government National Mortgage                      7,911,853
                   Association II ARM Pool #008660,
                   7.125%, 07/20/2025
    5,603,906      Government National Mortgage                      5,709,198
                   Association Pool #409928,
                   7.50%, 08/15/2025
    2,669,701      Government National Mortgage                      2,719,862
                   Association Pool #410088,
                   7.50%, 08/15/2025
    5,184,025      Government National Mortgage                      5,281,428
                   Association Pool #409946,
                   7.50%, 09/15/2025
    7,568,096      Government National Mortgage                      7,710,293
                   Association Pool #413123,
                   7.50%, 09/15/2025
    7,976,919      Government National Mortgage                      8,239,591
                   Association II ARM Pool #008703,
                   7.125%, 09/20/2025
    6,213,448      Government National Mortgage                      6,330,193
                   Association Pool #387136,
                   7.50%, 11/15/2025
    3,258,510      Government National Mortgage                      3,319,734
                   Association Pool #418352,
                   7.50%, 11/15/2025
    6,999,276      Government National Mortgage                      7,130,785
                   Association Pool #419244,
                   7.50%, 11/15/2025
    7,276,875      Government National Mortgage                      7,411,417
                   Association Pool #417275,
                   7.50%, 02/15/2026
    1,776,104      Government National Mortgage                      1,808,942
                   Association Pool #423798,
                   7.50%, 05/15/2026
    4,305,076      Government National Mortgage                      4,384,672
                   Association Pool #398717,
                   7.50%, 06/15/2026
    5,772,896      Government National Mortgage                      5,879,631
                   Association Pool #422926,
                   7.50%, 06/15/2026
       98,656      Government National Mortgage                        103,468
                   Association Pool #442121,
                   8.50%, 11/15/2026

2   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

------------------------------------------------------------------------------
Principal Amount   Description                                    Market Value
------------------------------------------------------------------------------
   39,559,000      Government National Mortgage                  $  40,276,007
                   Association Pool TBA,
                   7.50%, 10/20/2027 (Note G, p. 5)
  129,715,000      Government National Mortgage                    134,214,554
                   Association Pool TBA,
                   8.00%, 10/20/2027 (Note G, p. 5)
   98,180,000      Federal Home Loan Mortgage Corp.                 99,836,788
                   Gold Pool TBA, 7.50%, 11/13/2027
                   (Note G, p. 5)
   55,875,000      Federal Home Loan Mortgage Corp.                 57,778,270
                   Gold Pool TBA, 8.00%, 11/13/2027
                   (Note G, p. 5)
                                                                 -------------
Total Mortgage Pass-Throughs
(Cost $542,500,924)                                                547,273,757
                                                                 -------------
------------------------------------------------------------------------------
FINANCE:                                                                 3.38%
------------------------------------------------------------------------------
    9,530,000      Associates Corp. of North America                 9,581,843
                   Senior Notes,
                   6.625%, 05/15/1998
   10,600,000      Korea Development Bank,                          10,819,950
                   U.S. Dollar Denominated Notes,
                   9.25%, 06/15/1998
    1,565,000      Lehman Brothers Inc. Senior                       1,656,913
                   Subordinated Notes,
                   10.00%, 05/15/1999
    7,570,000      Capital One Bank Senior Notes,                    7,620,946
                   6.83%, 05/17/1999
    5,135,000      Associates Corp. of North America                 5,243,297
                   Notes, 7.25%, 09/01/1999
    2,220,000      Lehman Brothers Holdings, Inc.                    2,253,726
                   Medium-Term Notes,
                   7.11%, 09/27/1999
    5,725,000      Lehman Brothers Inc. Medium-Term                  5,784,019
                   Notes, 6.84%, 10/07/1999
    7,405,000      Salomon Inc. Medium-Term Notes,                   7,461,574
                   6.625%, 11/30/2000
    1,860,000      Fort Howard Corp. Senior Notes,                   2,038,504
                   9.25%, 03/15/2001
   10,325,000      Paine Webber Group, Inc.                         10,547,731
                   Medium-Term Notes,
                   7.605%, 07/17/2017

    6,400,000      Associates Corp. of North America                 6,464,128
                   Notes, 5.96%, 05/15/2037,
                   Putable Annually 05/15/1999-
                   05/15/2036 @100
                                                                 -------------
Total Finance (Cost $68,994,487)                                    69,472,631
                                                                 -------------
------------------------------------------------------------------------------
INDUSTRIAL:                                                              6.50%
------------------------------------------------------------------------------
    5,130,000      News America Holdings Inc.,                       5,429,387
                   9.125%, 10/15/1999
    2,810,000      News America Holdings Inc.,                       2,884,718
                   7.50%, 03/01/2000
    7,140,000      Boise Cascade Corp.,                              7,699,633
                   9.90%, 03/15/2000
    9,450,000      Owens Corning Medium-Term Notes,              $   9,574,645
                   7.00%, 05/15/2000
    8,255,000      B.A.T. Crave Trust Series                         8,295,293
                   1997-800, Rule 144A,
                   6.68%, 08/12/2000
                   (Note F, p. 5)
   10,500,000      Medpartners Inc. Senior                          10,489,395
                   Subordinated Notes,
                   6.875%, 09/01/2000
    4,285,000      Federated Department Stores Senior                4,743,581
                   Notes, 10.00%, 02/15/2001
    3,975,000      RJR Nabisco Inc.,                                 4,026,993
                   8.00%, 07/15/2001
   12,985,000      Philip Morris Inc.,                              13,296,121
                   7.25%, 09/15/2001
    4,115,000      RJR Nabisco Inc.,                                 4,341,695
                   8.625%, 12/01/2002
    1,975,000      Auburn Hills Trust-Chrysler,                      3,049,440
                   Credit Sensitive Notes,
                   12.00%, 05/01/2020
    6,160,000      Motorola, Inc. Debentures,                        6,246,856
                   6.50%, 09/01/2025,
                   Putable 09/01/2005 @100
   16,000,000      Dayton Hudson Corp.,                             16,051,840
                   5.865%, 08/15/2027, Putable Annually
                   08/15/1999-
                   08/15/2026 @100
   14,125,000      Cargill Inc. Medium-Term Notes,                  14,223,169
                   Rule 144A, 5.95%, 05/15/2037,
                   Putable Annually 05/15/1999-
                   05/15/2036 @100
    5,895,000      Dayton Hudson Corp.,                              5,891,050
                   5.895%, 06/15/2037, Putable Annually
                   06/15/1999-06/15/2036 @100

   17,605,000      Xerox Corp. Medium-Term Notes,                   17,616,795
                   5.545%, 07/22/2037,
                   Putable Annually 07/22/1999-
                   07/22/2036 @100
                                                                 -------------
Total Industrial (Cost $131,391,739)                               133,860,611
                                                                 -------------
------------------------------------------------------------------------------
UTILITIES:                                                               1.23%
------------------------------------------------------------------------------
    8,310,000      Commonwealth Edison Co.,                          8,720,099
                   9.05%, 10/15/1999
   10,650,000      Niagara Mohawk Power Corp.,                      10,552,233
                   6.875%, 03/01/2001
    5,350,000      New Jersey Bell Telephone Co.                     6,071,287
                   Debentures, 7.85%, 11/15/2029,
                   Putable 11/15/1999 @100
                                                                 -------------
Total Utilities (Cost $24,980,739)                                  25,343,619
                                                                 -------------
------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                      1.24%
------------------------------------------------------------------------------
    2,075,000      New York State Job Development                    2,076,785
                   Authority Series B,
                   6.19%, 03/01/1999

                           Schedule of Investments--Taxable Bond Portfolios  3

------------------------------------------------------------------------------
Principal Amount   Description                                    Market Value
------------------------------------------------------------------------------
    3,880,000      New York City General Obligation              $   3,887,488
                   Series E, 6.35%, 08/01/1999
   19,130,000      Florida Residential Property &                   19,555,069
                   Casualty Series A, Rule 144A,
                   7.25%, 07/01/2002
                                                                 -------------
Total Taxable Municipals (Cost $25,174,119)                         25,519,342
                                                                 -------------
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                 1.93%
------------------------------------------------------------------------------
    2,650,000      Health Care Receivables,                          2,651,598
                   Securitization Program Notes
                   Series 1997-1A Class A, Rule 144A,
                   6.339%, 07/01/2000 (Note F, p. 5)
    4,200,000      Health Care Receivables,                          4,264,344
                   Securitization Program Notes
                   Series 1996-1 Class A, Rule 144A,
                   7.20%, 07/01/2000 (Note F, p. 5)

    3,270,000      The Money Store Auto Trust Series                 3,282,187
                   1996-2, 6.435%, 06/20/2003
                   (Note F, p. 5)
    2,486,694      Newcourt Receivables Asset Trust                  2,507,507
                   Series 1996-2, Asset Backed Note
                   Class A, 6.87%, 06/20/2004
    4,890,876      Copelco Capital Funding Corp. II,                 4,956,463
                   Class A Lease-Backed Notes Series
                   1996-A, 6.34%, 07/20/2004
    3,307,766      Copelco Capital Funding Corp. II,                 3,333,104
                   Class B Lease-Backed Notes Series
                   1996-A, 6.59%, 07/20/2004
    2,478,170      Newcourt Receivables Asset Trust                  2,473,612
                   Series 1996-3, Asset Backed Note
                   Class A, 6.24%, 12/20/2004
                   (NoteF, p. 5)
   13,332,663      New York City Tax Lien Trust                     13,332,663
                   Series 1997-1 Class A, Rule 144A,
                   6.46%, 05/25/2005
      872,059      New York City Tax Lien Trust                        872,059
                   Series 1997-1 Class B, Rule 144A,
                   6.56%, 05/25/2005
    2,000,102      Green Tree Financial Corp. Series                 1,989,262
                   1996-A Class A2,
                   5.70%, 02/15/2018
                                                                 -------------
Total Asset-Backed Securities (Cost $39,504,906)                    39,662,799
                                                                 -------------
Total Domestic Investments
(Cost $2,186,233,044)                                            2,207,190,085
                                                                 -------------
------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                             7.36%
------------------------------------------------------------------------------
GOVERNMENT-BRITISH POUND DENOMINATED:                                    0.67%
------------------------------------------------------------------------------
BP 8,535,000       U.K. Treasury,                                   13,779,892
                   7.25%, 03/30/1998
                                                                 -------------
Total Government-British Pound Denominated
(Cost $13,799,173)                                                  13,779,892
                                                                 -------------
------------------------------------------------------------------------------
GOVERNMENT-CANADIAN DOLLAR DENOMINATED:                                  3.69%
------------------------------------------------------------------------------
C$ 96,865,000      Canadian Government Bond,                      $ 75,982,306
                   8.50%, 03/01/2000
                                                                 -------------
Total Government-Canadian Dollar
Denominated (Cost $75,208,967)                                      75,982,306
                                                                 -------------

------------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                     2.44%
------------------------------------------------------------------------------
DM 57,485,000      German Unity Fund,                               36,538,331
                   8.00%, 01/21/2002
DM 22,515,000      Deutschland Republic,                            13,659,741
                   6.50%, 07/15/2003
                                                                 -------------
Total Government-Deutschemark Denominated
(Cost $58,324,790)                                                  50,198,072
                                                                 -------------
------------------------------------------------------------------------------
FINANCE-ITALIAN LIRA DENOMINATED:                                        0.56%
------------------------------------------------------------------------------
IL 3,000,000,000   Abbey National Treasury Service,                  1,741,448
                   11.50%, 10/20/1997
IL 16,805,000,000  Abbey National Treasury Service,                  9,793,951
                   12.00%, 11/24/1997
                                                                 -------------
Total Finance-Italian Lira Denominated
(Cost $12,334,652)                                                  11,535,399
                                                                 -------------
Total Non-U.S. Dollar Investments
(Cost $159,667,582)                                                151,495,669
                                                                 -------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $2,345,900,626)          114.60%        $2,358,685,754
(Note H, p. 5)
Cash and Other Assets, Less Liabilities          (14.60)          (300,465,262)
                                                 ------         --------------
Net Assets (Equivalent to $13.38
per share based on 153,832,223
shares of capital stock outstanding)             100.00%        $2,058,220,492
                                                 ======         ==============
------------------------------------------------------------------------------
LONG FUTURES CONTRACTS
------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity           Description                   Amount           Appreciation
------------------------------------------------------------------------------
200                Australian               $17,076,874            $    94,556
                   3 Year Bond
                   December 1997
275                Canadian                  23,522,900                478,041
                   10 Year Bond
                   December 1997

220                German                    32,223,377                189,255
                   5 Year Bond
                   December 1997
                                                                   -----------
Total Long Futures Contracts                                       $   761,852
                                                                   -----------

4   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity           Description                                    Market Value
------------------------------------------------------------------------------
2,596,050          Australian Dollar                               $ 1,884,603
177,915            British Pound                                       286,888
11,204,008         Canadian Dollar                                   8,106,804
16,931,978         Deutschemark                                      9,582,601
14,740,300,000     Italian Lira                                      8,539,408
                                                                   -----------
Total Foreign Currencies                                           $28,400,304
                                                                   -----------
------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1997, was purchased at a rate of 6.10%. U.S. Treasury Bills owned at September 30, 1997, were purchased at an average rate of 5.28%.
(B) $240,000,000 principal amount segregated as collateral for when-issued securities
(C) $2,000,000 principal amount pledged as collateral for futures transactions
(D) $127,630,000 principal amount segregated as collateral for when-issued securities
(E) $132,000,000 principal amount segregated as collateral for futures transactions
(F) Fair-valued security
(G) When-issued security
(H) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.
------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                     Bernstein Short Duration Plus Portfolio
                               September 30, 1997

Principal Amount   Description                                   Market Value*
------------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                                   96.39%
------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 8):                                         2.28%
------------------------------------------------------------------------------
   13,993,000      Prudential Funding Corp.,                     $  13,993,000
                   10/01/1997
                                                                 -------------
Total Commercial Paper
(Cost $13,993,000)                                                  13,993,000
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                    57.03%
------------------------------------------------------------------------------
   12,045,000      6.25%, 07/31/1998 (Notes B&C, p. 8)              12,108,983
   80,000,000      6.125%, 08/31/1998                               80,350,000
   47,160,000      5.50%, 11/15/1998                                47,056,814
   21,750,000      5.625%, 11/30/1998 (Note D, p. 8)                21,729,599
   62,500,000      5.875%, 01/31/1999                               62,617,187
                   (Notes E&F, p. 8)
   38,300,000      6.375%, 04/30/1999                               38,659,063
   86,280,000      6.25%, 05/31/1999                                86,927,100
                                                                 -------------
Total U.S. Treasury Notes
(Cost $348,150,248)                                                349,448,746
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                            14.87%
------------------------------------------------------------------------------
 91,322,719        3.625%, 07/15/2002                               91,094,413
                                                                 -------------
Total U.S. Treasury Inflation Protection Security
(Cost $91,327,812)                                                  91,094,413
                                                                 -------------
------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                    3.83%
------------------------------------------------------------------------------
       11,237      Countrywide Funding Corp.                            11,237
                   Series 1994-12 Class A5,
                   7.00%, 10/25/2014
    4,446,448      Federal National Mortgage                         4,550,673
                   Association Remic Trust Series
                   1992-10 Class ZA, 8.00%, 09/25/2018
                   (Note G, p. 8)

    1,298,749      Federal Home Loan Mortgage Corp.                  1,315,191
                   Remic Trust Series 37 Class C,
                   9.00%, 04/15/2020
    3,680,000      Residential Funding Mortgage Inc.,                3,720,727
                   Securities 1, Series 1993-S12
                   Class A7, 7.50%, 05/25/2020
    3,040,000      CMC Securities Corp. III Series                   3,042,158
                   1993-F Class A2, 6.75%, 11/25/2023
    3,063,315      Prudential Home Mortgage                          3,036,603
                   Securities Series 1993-54 Class A6,
                   6.50%, 01/25/2024
    1,905,866      G.E. Capital Mortgage Services,                   1,912,498
                   Inc. Series 1994-5 Class A4,
                   6.50%, 02/25/2024

* See Note 1, page 28 in Notes to Financial Statements

                          Schedule of Investments--Taxable Bond Portfolios   5

------------------------------------------------------------------------------
Principal Amount   Description                                    Market Value
------------------------------------------------------------------------------
      430,827      G.E. Capital Mortgage Services,               $     432,309
                   Inc. Series 1994-11 Class A1,
                   6.50%, 03/25/2024
    3,385,879      G.E. Capital Mortgage Services,                   3,404,197
                   Inc. Series 1994-17 Class A3,
                   7.00%, 05/25/2024
    1,403,422      Prudential Home Mortgage                          1,430,059
                   Securities Series 1994-15 Class A1,
                   8.00%, 05/25/2024
      581,802      Residential Funding Mortgage Inc.,                  586,811
                   Securities 1, Series 1994-S15
                   Class A8, 7.75%, 07/25/2024
                                                                 -------------
Total Mortgage Derivatives
(Cost $23,360,237)                                                  23,442,463
                                                                 -------------
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  7.06%
------------------------------------------------------------------------------
    2,118,557      Federal Home Loan Mortgage Corp.                  2,129,149
                   Gold Pool #G50015,
                   6.50%, 08/01/1998
    3,490,027      Federal Home Loan Mortgage Corp.                  3,507,478
                   Gold Pool #G50090,
                   6.50%, 01/01/1999
    1,282,085      Federal National Mortgage                         1,475,384
                   Association Pool #303305,
                   12.00%, 05/01/2016

        6,950      Government National Mortgage                          7,413
                   Association Pool #183717,
                   9.00%, 11/15/2016
    2,451,789      Government National Mortgage                      2,535,417
                   Association II ARM Pool #008621,
                   7.375%, 04/20/2025
    3,056,267      Government National Mortgage                      3,160,513
                   Association II ARM Pool #008631,
                   7.375%, 05/20/2025
    3,125,840      Government National Mortgage                      3,232,459
                   Association II ARM Pool #008643,
                   7.375%, 06/20/2025
    2,768,828      Government National Mortgage                      2,860,003
                   Association II ARM Pool #008660,
                   7.125%, 07/20/2025
    3,675,536      Government National Mortgage                      3,796,568
                   Association II ARM Pool #008703,
                   7.125%, 09/20/2025
    7,281,492      Government National Mortgage                      7,636,676
                   Association Pool #431534,
                   8.50%, 11/15/2026
      656,011      Government National Mortgage                        688,011
                   Association Pool #431784,
                   8.50%, 12/15/2026
   11,825,000      Government National Mortgage                     12,235,186
                   Association Pool TBA,
                   8.00%, 10/20/2027 (Note H, p. 8)
                                                                 -------------
Total Mortgage Pass-Throughs
(Cost $42,771,107)                                                  43,264,257
                                                                 -------------
------------------------------------------------------------------------------
FINANCE:                                                                 4.62%
------------------------------------------------------------------------------
    2,590,000      World Savings & Loan Association              $   2,590,000
                   Subordinated Notes,
                   10.25%, 10/01/1997
    4,515,000      Lehman Brothers Holdings, Inc.                    4,515,226
                   Notes, 5.75%, 02/15/1998
    2,170,000      Korea Development Bank,                           2,215,027
                   U.S. Dollar Denominated Notes,
                   9.25%, 06/15/1998
    2,740,000      Capital One Bank Senior Notes,                    2,758,440
                   6.83%, 05/17/1999
    5,025,000      General Motors Acceptance Corp.,                  5,227,005
                   8.625%, 06/15/1999
    5,575,000      Associates Corp. of North America                 5,692,577
                   Notes, 7.25%, 09/01/1999
    2,500,000      Paine Webber Group, Inc.                          2,569,225
                   Subordinated Medium-Term Notes,
                   7.70%, 02/11/2000

    2,750,000      Salomon Inc. Medium-Term Notes,                   2,771,010
                   6.625%, 11/30/2000
                                                                 -------------
Total Finance (Cost $28,289,368)                                    28,338,510
                                                                 -------------
------------------------------------------------------------------------------
INDUSTRIAL:                                                              1.53%
------------------------------------------------------------------------------
    2,590,000      News America Holdings Inc.,                       2,658,868
                   7.50%, 03/01/2000
    1,500,000      Owens Corning Medium-Term Notes,                  1,519,785
                   7.00%, 05/15/2000
    4,820,000      Whirlpool Corp., 9.50%, 06/15/2000                5,206,564
                                                                 -------------
Total Industrial (Cost $9,345,392)                                   9,385,217
                                                                 -------------
------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                      2.02%
------------------------------------------------------------------------------
    2,040,000      New York State Job Development                    2,041,754
                   Authority Series B, 6.19%, 03/01/1999
    3,605,000      New York City General Obligation                  3,587,408
                   Series B, 5.95%, 08/01/1999
    5,250,000      New York City General Obligation                  5,260,132
                   Series E, 6.35%, 08/01/1999
    1,490,000      New York State Environmental                      1,494,783
                   Facilities Series A, 6.31%, 09/15/1999
                                                                 -------------
Total Taxable Municipals (Cost $12,357,525)                         12,384,077
                                                                 -------------
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                 3.15%
------------------------------------------------------------------------------
      500,000      Health Care Receivables,                            500,302
                   Securitization Program Notes
                   Series 1997-1A Class A, Rule 144A,
                   6.339%, 07/01/2000 (Note G, p. 8)
    1,700,000      Health Care Receivables,                          1,726,044
                   Securitization Program Notes
                   Series 1996-1 Class A, Rule 144A,
                   7.20%, 07/01/2000 (Note G, p. 8)
    1,845,873      TLFC IV Equipment Lease Trust                     1,843,963
                   Series 1996-1 Class A,
                   5.98%, 11/20/2002 (Note G, p. 8)

6   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

------------------------------------------------------------------------------
Principal Amount   Description                                    Market Value
------------------------------------------------------------------------------
    1,380,000      The Money Store Auto Trust Series             $   1,385,143
                   1996-2, 6.435%, 06/20/2003
                   (Note G, p. 8)
    2,538,310      Newcourt Receivables Asset Trust                  2,559,556
                   Series 1996-2, Asset Backed Note
                   Class A, 6.87%, 06/20/2004
    1,245,269      Copelco Capital Funding Corp. II,                 1,254,807
                   Class B Lease-Backed Notes
                   Series 1996-A, 6.59%, 07/20/2004
    1,906,147      Newcourt Receivables Asset Trust                  1,902,641
                   Series 1996-3, Asset Backed Note
                   Class A, 6.24%, 12/20/2004
                   (Note G, p. 8)
    4,498,254      New York City Tax Lien Trust                      4,498,254
                   Series 1997-1 Class A, Rule 144A,
                   6.46%, 05/25/2005
      270,266      New York City Tax Lien Trust                        270,266
                   Series 1997-1 Class B, Rule 144A,
                   6.56%, 05/25/2005
    3,360,640      Green Tree Financial Corp. Series                 3,338,897
                   1996-A Class A1,
                   5.55%, 02/15/2018
                                                                 -------------
Total Asset-Backed Securities
(Cost $19,209,380)                                                  19,279,873
                                                                 -------------
Total Domestic Investments
(Cost $588,804,069)                                                590,630,556
                                                                 -------------
------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                             4.96%
------------------------------------------------------------------------------
GOVERNMENT-BRITISH POUND DENOMINATED:                                    0.40%
------------------------------------------------------------------------------
BP 1,525,000       U.K. Treasury,                                    2,462,136
                   7.25%, 03/30/1998
                                                                 -------------
Total Government-British Pound Denominated
(Cost $2,464,991)                                                    2,462,136
                                                                 -------------
------------------------------------------------------------------------------
GOVERNMENT-CANADIAN DOLLAR DENOMINATED:                                  2.41%
------------------------------------------------------------------------------
C$ 18,785,000      Canadian Government Bond,                        14,735,226
                   8.50%, 03/01/2000
                                                                 -------------
Total Government-Canadian Dollar Denominated
(Cost $14,585,252)                                                  14,735,226
                                                                 -------------

------------------------------------------------------------------------------
GOVERNMENT-DEUTSCHEMARK DENOMINATED:                                     1.96%
------------------------------------------------------------------------------
DM 13,350,000      German Unity Fund,                                8,485,461
                   8.00%, 01/21/2002
DM 5,825,000       Deutschland Republic,                             3,533,999
                   6.50%, 07/15/2003
                                                                 -------------
Total Government-Deutschemark Denominated
(Cost $13,970,840)                                                  12,019,460
------------------------------------------------------------------------------
FINANCE-ITALIAN LIRA DENOMINATED:                                        0.19%
------------------------------------------------------------------------------
IL 2,000,000,000   Abbey National Treasury Service,              $   1,160,965
                   11.50%, 10/20/1997
                                                                 -------------
Total Finance-Italian Lira Denominated
(Cost $1,287,637)                                                    1,160,965
                                                                 -------------
Total Non-U.S. Dollar Investments
(Cost $32,308,720)                                                  30,377,787
                                                                 -------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $621,112,789)            101.35%         $ 621,008,343
(Note I, p. 8)
Cash and Other Assets, Less Liabilities           (1.35)            (8,264,086)
                                                 ------          -------------
Net Assets (Equivalent to $12.53
per share based on 48,893,478
shares of capital stock outstanding)             100.00%         $ 612,744,257
                                                 ======          =============
------------------------------------------------------------------------------
LONG FUTURES CONTRACTS
------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity           Description                   Amount           Appreciation
------------------------------------------------------------------------------
40                 Australian              $  3,415,811          $      18,475
                   3 Year Bond
                   December 1997
40                 Canadian                   3,421,515                 69,531
                   10 Year Bond
                   December 1997
24                 German                     3,515,277                 20,646
                   5 Year Bond
                   December 1997

216                U.S. 2 Year               44,585,109                137,016
                   Treasury Note
                   December 1997
                                                                 -------------
Total Long Futures Contracts                                     $     245,668
                                                                 -------------
------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity           Description                   Amount           Depreciation
------------------------------------------------------------------------------
146                U.S. 30 Year             $16,470,615          $     360,448
                   Treasury Bond
                   December 1997
                                                                 -------------
Total Short Futures Contract                                     $     360,448
                                                                 -------------
------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity           Description                                   Market Value
------------------------------------------------------------------------------
531,012            Australian Dollar                             $     385,488
32,625             British Pound                                        52,608
2,315,506          Canadian Dollar                                   1,675,414
3,828,273          Deutschemark                                      2,166,600
3,400,750,000      Italian Lira                                      1,970,136
                                                                 -------------
Total Foreign Currencies                                         $   6,250,246
                                                                 -------------

                          Schedule of Investments--Taxable Bond Portfolios   7

------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1997, was purchased at a rate of 6.10%.
(B) $11,415,000 principal amount segregated as collateral for futures transactions
(C) $630,000 principal amount pledged as collateral for futures transactions
(D) $21,750,000 principal amount segregated as collateral for futures transactions
(E) $25,000,000 principal amount segregated as collateral for futures transactions
(F) $15,000,000 principal amount segregated as collateral for when-issued securities
(G) Fair-valued security
(H) When-issued security
(I) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Bernstein Government Short Duration Portfolio
                               September 30, 1997

Principal Amount   Description                                   Market Value*
------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 9):                                         1.21%
------------------------------------------------------------------------------
    1,721,000      Prudential Funding Corp.,                     $   1,721,000
                   10/01/1997
                                                                 -------------
Total Commercial Paper (Cost $1,721,000)                             1,721,000
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                    84.78%
------------------------------------------------------------------------------
   11,205,000      6.25%, 07/31/1998 (Notes B & C, p. 9)            11,264,521
   12,730,000      6.125%, 08/31/1998                               12,785,694
    9,500,000      5.50%, 11/15/1998                                 9,479,214
   12,915,000      5.875%, 01/31/1999                               12,939,215
   20,500,000      5.00%, 02/15/1999                                20,301,396
   17,000,000      6.25%, 03/31/1999                                17,122,179
   12,000,000      6.375%, 04/30/1999                               12,112,500
    3,500,000      6.25%, 05/31/1999                                 3,526,250
   15,790,000      7.50%, 10/31/1999                                16,298,233
    4,525,000      6.75%, 04/30/2000                                 4,619,740
                                                                 -------------
Total U.S. Treasury Notes (Cost $119,682,993)                      120,448,942
                                                                 -------------
------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                            15.13%
------------------------------------------------------------------------------
 21,550,528 3.625%, 07/15/2002                                      21,496,652
                                                                 -------------
Total U.S. Treasury Inflation Protection Security
(Cost $21,549,111)                                                  21,496,652
                                                                 -------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $142,953,104)            101.12%          $143,666,594
(Note D, p. 9)
Cash and Other Assets, Less Liabilities           (1.12)            (1,585,324)
                                                 ------           ------------
Net Assets (Equivalent to $12.53
per share based on 11,337,360
shares of capital stock outstanding)             100.00%          $142,081,270
                                                 ======           ============

------------------------------------------------------------------------------
LONG FUTURES CONTRACT
------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity           Description                   Amount           Appreciation
------------------------------------------------------------------------------
56                 U.S. 2 Year              $11,560,203           $     34,422
                   Treasury Note
                   December 1997
                                                                 -------------
Total Long Futures Contract                                       $     34,422
                                                                 -------------
------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
------------------------------------------------------------------------------
                                               Contract             Unrealized
Quantity           Description                   Amount           Depreciation
------------------------------------------------------------------------------
25                 U.S. 30 Year             $ 2,820,313           $     61,719
                   Treasury Bond
                   December 1997
                                                                 -------------
Total Short Futures Contract                                      $     61,719
                                                                 -------------
* See Note 1, page 28 in Notes to Financial Statements.

8   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

------------------------------------------------------------------------------
(A) Commercial paper owned at September 30, 1997, was purchased at a rate of 6.10%.
(B) $50,000 principal amount pledged as collateral for futures transactions
(C) $10,000,000 principal amount segregated as collateral for futures transactions
(D) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                          Schedule of Investments--Taxable Bond Portfolios   9

                       Sanford C. Bernstein Fund, Inc.

                                ANNUAL REPORT
                              SEPTEMBER 30, 1997

                           Schedule of Investments
                          Municipal Bond Portfolios

                     ------------------------------------

                            Diversified Municipal
                             California Municipal
                              New York Municipal
                     Short Duration Diversified Municipal
                     Short Duration California Municipal
                      Short Duration New York Municipal

                       Sanford C. Bernstein Fund, Inc.
                      Report of Independent Accountants

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the eleven portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
November 18, 1997

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Diversified Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   1.84%
-------------------------------------------------------------------------------
Municipal Notes: 0.91%
     1,910,000   Texas State Tax & Revenue                        $   1,926,350
                 Anticipation Notes Series A,
                 4.75%, 08/31/1998
     1,335,000   Cincinnati City School District,                     1,353,556
                 Ohio Tax Anticipation Notes
                 Series B, AMBAC, 5.00%, 12/01/1998
     6,745,000   Cincinnati City School District,                     6,888,534
                 Ohio Tax Anticipation Notes
                 Series C, AMBAC, 5.00%, 12/01/1999
                                                                  -------------
Total Municipal Notes (Cost $10,102,177)                             10,168,440
                                                                  -------------
Tax Exempt Variable-Rate Demand Notes: 0.93%
    10,100,000   Port of Portland, Oregon Special                    10,100,000
                 Obligation Revenue, Horizon Air
                 Insurance Inc. Project, Daily
                 Floater, Putable Daily, AMT,
                 3.95%, 06/15/2027
       300,000   Phenix City Industrial                                 300,000
                 Development Board, Alabama,
                 Environmental Improvement
                 Revenue, Mead Coated Board
                 Project, Daily Floater, Putable
                 Daily, 3.95%, 03/01/2031
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $10,400,000)                                                   10,400,000
                                                                  -------------
Total Short-Term Investments (Cost $20,502,177)                      20,568,440
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                       0.82%
-------------------------------------------------------------------------------
     9,105,000   5.625%, 11/30/1998                                   9,096,460
                                                                  -------------
Total U.S. Treasury Note (Cost $9,069,858)                            9,096,460
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                              0.99%
-------------------------------------------------------------------------------
    11,274,579   3.375%, 01/15/2007                                  11,066,698
                                                                  -------------
Total U.S. Treasury Inflation Protection Security
(Cost $10,970,463)                                                   11,066,698
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    15.38%
-------------------------------------------------------------------------------
     1,525,000   Charleston, South Carolina                           1,569,911
                 Waterworks & Sewer Revenue,
                 7.75%, 01/01/2018,
                 Prerefunded 01/01/1998 @102
       890,000   Harris County, Texas Toll Road                         908,743
                 Unlimited Tax, 10.375%, 08/01/2014,
                 Prerefunded 02/01/1998 @100
     1,335,000   Ohio State Water Development                     $   1,394,234
                 Authority Revenue Series I,
                 7.50%, 12/01/2008,
                 Prerefunded 06/01/1998 @102
       470,000   New York State Dormitory Authority,                    482,436
                 City University Series A,
                 7.40%, 07/01/1998,
                 Escrowed to Maturity
     1,100,000   Los Angeles, California                              1,149,731
                 Wastewater System Revenue,
                 6.80%, 08/01/2019,
                 Prerefunded 08/01/1998 @102
     1,400,000   Minnesota State, 7.10%, 08/01/2003,                  1,438,346
                 Prerefunded 08/01/1998 @100
     1,200,000   Minnesota State, 7.25%, 08/01/2004,                  1,234,320
                 Prerefunded 08/01/1998 @100
     1,065,000   Wisconsin State Health &                             1,125,588
                 Educational Facility Authority
                 Revenue, Wheaton Franciscan
                 Services, Inc., 8.20%, 08/15/2018,
                 Prerefunded 08/15/1998 @102
     1,960,000   Metropolitan Water Reclamation                       2,036,891
                 District of Greater Chicago,
                 Illinois, 7.25%, 01/01/2006,
                 Prerefunded 01/01/1999 @100
     1,250,000   Virginia Public School Authority,                    1,305,488
                 6.75%, 01/15/2003,
                 Prerefunded 01/15/1999 @101
     1,300,000   Connecticut State Special Tax                        1,378,221
                 Obligation Revenue Series A,
                 7.15%, 02/01/2005,
                 Prerefunded 02/01/1999 @102

     2,000,000   Salt Lake City, Utah, IHC                            2,123,920
                 Hospitals Series B,
                 7.25%, 02/15/2020,
                 Prerefunded 02/15/1999 @102
     1,450,000   Washington State Motor Vehicle                       1,509,435
                 Fuel Tax, 7.00%, 03/01/1999,
                 Escrowed to Maturity
     1,250,000   Ohio State Building Authority                        1,332,613
                 Correctional Facilities Series A,
                 7.35%, 03/01/2003,
                 Prerefunded 03/01/1999 @102
     1,000,000   Fairfax County, Virginia Public                      1,052,220
                 Improvement Series A,
                 6.25%, 04/01/2008,
                 Prerefunded 04/01/1999 @102
     1,445,000   Illinois Health Facilities                           1,542,725
                 Authority Revenue, Lutheran
                 Health Systems Series C,
                 7.375%, 04/01/2008,
                 Prerefunded 04/01/1999 @102
     1,660,000   Rutgers State University,                            1,768,365
                 New Jersey, 7.00%, 05/01/2019,
                 Prerefunded 05/01/1999 @102

*See Note 1, page 28 in Notes to Financial Statements.

                         Schedule of Investments--Municipal Bond Portfolios   1

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   New York State Dormitory                         $   1,068,290
                 Authority, State University
                 Series A, 7.125%, 05/15/2017,
                 Prerefunded 05/15/1999 @102
     1,250,000   Illinois Health Facilities                           1,351,287
                 Authority Revenue, Delnor
                 Community Hospital Project,
                 8.00%, 05/15/2019,
                 Prerefunded 05/15/1999 @102
     1,405,000   Florida State Board of Education                     1,496,522
                 Series B, 6.90%, 06/01/2009,
                 Prerefunded 06/01/1999 @102
     1,000,000   Massachusetts Consolidated Loans                     1,067,570
                 Series C, AMBAC, 7.00%, 06/01/2001,
                 Prerefunded 06/01/1999 @102
     1,000,000   Massachusetts Consolidated Loans                     1,066,730
                 Series C, AMBAC, 7.00%, 06/01/2009,
                 Prerefunded 06/01/1999 @102

     2,000,000   Pennsylvania Intergovernmental                       2,055,840
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 5.75%, 06/15/1999,
                 Escrowed to Maturity
     1,000,000   New Jersey State Educational                         1,071,080
                 Facilities Authority Revenue,
                 Trenton State College Series C,
                 7.125%, 07/01/2009,
                 Prerefunded 07/01/1999 @102
     3,170,000   Puerto Rico Electric Power                           3,386,067
                 Authority Series O,
                 7.125%, 07/01/2014,
                 Prerefunded 07/01/1999 @101.50
     3,275,000   Pennsylvania Higher Educational                      3,508,999
                 Facilities Authority College &
                 University Revenue, Hahnemann
                 University Project, 7.20%, 07/01/2019,
                 Prerefunded 07/01/1999 @102
     1,200,000   Metropolitan Atlanta Rapid                           1,286,796
                 Transit Authority, Georgia Sales
                 Tax Revenue Series L,
                 7.20%, 07/01/2020,
                 Prerefunded 07/01/1999 @102
     1,800,000   Washington Public Power Supply                       1,937,610
                 System Revenue, Nuclear Project
                 No. 1 Series A, 7.50%, 07/01/2015,
                 Prerefunded 07/01/1999 @102
     1,650,000   Florida State Turnpike Authority                     1,777,594
                 Revenue, 7.50%, 07/01/2019,
                 Prerefunded 07/01/1999 @102
     4,000,000   Maryland State Health & Higher                       4,309,320
                 Educational Facilities Authority
                 Revenue, Good Samaritan Hospital,
                 7.50%, 07/01/2021,
                 Prerefunded 07/01/1999 @102
     3,000,000   Maryland State Second Series,                    $   3,142,650
                 6.50%, 07/15/2001,
                 Prerefunded 07/15/1999 @100.50
     1,000,000   Kentucky State Property &                            1,038,670
                 Buildings Commission Revenue,
                 Project No. 51, 6.25%, 08/01/1999,
                 Escrowed to Maturity
     1,350,000   Maryland State Department of                         1,440,423
                 Transportation, 6.70%, 08/15/2005,
                 Prerefunded 08/15/1999 @102
     1,070,000   University of Maryland System                        1,155,204
                 Auxiliary Facility & Tuition Revenue
                 Series A, 7.20%, 10/01/2009,
                 Prerefunded 10/01/1999 @102

     1,000,000   Maryland State Department of                         1,062,900
                 Transportation Second Issue,
                 6.70%, 11/01/2001,
                 Prerefunded 11/01/1999 @101
     1,390,000   Montgomery County Higher                             1,534,741
                 Education & Health Authority,
                 Pennsylvania Hospital Revenue
                 Series A, 8.375%, 11/01/2011,
                 Prerefunded 11/01/1999 @102
     2,120,000   Tampa, Florida, Allegheny Health                     2,306,390
                 System, 7.375%, 12/01/2023,
                 Prerefunded 12/01/1999 @102
     4,250,000   Pennsylvania Turnpike Commission                     4,634,285
                 Revenue Series E,
                 7.55%, 12/01/2017,
                 Prerefunded 12/01/1999 @102
     3,730,000   Metropolitan Seattle, Washington                     4,020,082
                 Sewer Revenue Series T,
                 6.875%, 01/01/2031,
                 Prerefunded 01/01/2000 @102
     4,635,000   Pinellas County Health Facilities                    5,191,571
                 Authority, Florida, Sun Coast
                 Health Systems Revenue,
                 8.50%, 03/01/2020,
                 Prerefunded 03/01/2000 @102
     4,970,000   Maury County Health & Educational                    5,786,720
                 Facilities Board Revenue, Tennessee,
                 Southern Healthcare Heritage
                 Series E, 10.50%, 03/01/2020,
                 Prerefunded 03/01/2000 @102
     1,000,000   Massachusetts Water Resources                        1,099,920
                 Authority Series A,
                 7.50%, 04/01/2016,
                 Prerefunded 04/01/2000 @102
     3,090,000   Massachusetts Water Resources                        3,407,837
                 Authority Series A,
                 7.625%, 04/01/2014,
                 Prerefunded 04/01/2000 @102
     6,680,000   Franklin County, Ohio Hospital                       7,388,281
                 Revenue, 7.60%, 05/15/2020,
                 Prerefunded 05/15/2000 @102

2    Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     4,735,000   Austin, Texas Utility Systems                    $   5,366,696
                 Revenue, Combined Series A,
                 9.50%, 05/15/2015,
                 Prerefunded 05/15/2000 @100
     4,525,000   Pennsylvania Intergovernmental                       4,745,820
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 6.00%, 06/15/2000,
                 Escrowed to Maturity
     3,000,000   Delaware Transportation Authority                    3,260,250
                 Systems Revenue,
                 6.75%, 07/01/2010,
                 Prerefunded 07/01/2000 @102
       795,000   El Paso County, Texas,                                 849,688
                 6.80%, 07/01/2000,
                 Escrowed to Maturity
     1,885,000   Washington Public Power Supply                       2,058,062
                 System Revenue, Nuclear Project
                 No. 1 Series A, 7.00%, 07/01/2011,
                 Prerefunded 07/01/2000 @102
     1,000,000   Washington Public Power Supply                       1,091,810
                 System Revenue, Nuclear Project
                 No. 2 Series B, 7.00%, 07/01/2012,
                 Prerefunded 07/01/2000 @102
    16,020,000   Washington Public Power Supply                      17,490,796
                 System Revenue, Nuclear Project
                 No. 2 Series B, FSA, 7.00%, 07/01/2012,
                 Prerefunded 07/01/2000 @102
                 (Note B, p. 13)
     2,405,000   Massachusetts Health &                               2,749,348
                 Educational Facilities Authority
                 Revenue, Goddard Memorial
                 Hospital Issue Series B,
                 9.00%, 07/01/2015,
                 Prerefunded 07/01/2000 @102
     1,575,000   Fulton County Building Authority,                    1,775,041
                 Georgia Series A, 8.40%, 01/01/2001,
                 Escrowed to Maturity
     3,000,000   Austin, Texas Utility Systems Revenue                3,376,470
                 Series A, 8.00%, 11/15/2016,
                 Prerefunded 05/15/2001 @100
     1,000,000   South Carolina Public Service                        1,114,220
                 Authority Revenue Series B,
                 7.00%, 07/01/2012,
                 Prerefunded 07/01/2001 @102
       505,000   Austin, Texas Utility Systems                          618,155
                 Revenue, MBIA, 9.25%, 11/15/2002,
                 Escrowed to Maturity

       740,000   Grapevine-Colleyville Independent                      858,666
                 School District, Texas Series A,
                 AMBAC, 7.50%, 08/15/2003,
                 Escrowed to Maturity
     2,330,000   Fulton County Building Authority,                    2,944,374
                 Georgia Series A, 8.75%, 01/01/2005,
                 Escrowed to Maturity
     2,010,000   Mississippi State,                               $   2,197,453
                 6.20%, 02/01/2008,
                 Escrowed to Maturity
     4,100,000   North Carolina Municipal Power                       4,307,542
                 Agency No. 1, Catawba Electric
                 Revenue, 5.50%, 01/01/2013,
                 Escrowed to Maturity
     2,045,000   Retama Development Corporation,                      2,846,988
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2013,
                 Escrowed to Maturity
       150,000   Florida State Board of Education,                      214,217
                 9.125%, 06/01/2014,
                 Escrowed To Maturity
     3,860,000   Retama Development Corporation,                      5,404,849
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2014,
                 Escrowed to Maturity
     1,125,000   Retama Development Corporation,                      1,591,144
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2015,
                 Escrowed to Maturity
     1,000,000   Bell County Health Facilities                        1,152,290
                 Development Corp., Texas,
                 Lutheran General Health Care
                 Systems, 6.50%, 07/01/2019,
                 Escrowed to Maturity
     4,940,000   Rhode Island Depositors Economic                     5,251,566
                 Protection Corp. Series A, FSA,
                 5.75%, 08/01/2019,
                 Escrowed to Maturity
     1,500,000   Rhode Island Depositors Economic                     1,547,385
                 Protection Corp. Series A, FSA,
                 5.50%, 08/01/2020,
                 Escrowed to Maturity
     5,780,000   Rhode Island Depositors Economic                     6,631,857
                 Protection Corp. Series A,
                 6.375%, 08/01/2022,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed (Cost $166,082,508)                      171,391,253
                                                                  -------------

-------------------------------------------------------------------------------
INSURED:                                                                 34.75%
-------------------------------------------------------------------------------
     1,000,000   New Orleans, Louisiana Water                         1,005,270
                 Revenue, MBIA, 7.00%, 12/01/1997
     1,875,000   New Jersey State Transportation                      1,891,444
                 Trust Fund Authority, Transportation
                 Systems Series B, MBIA,
                 5.00%, 06/15/1998
     6,600,000   Illinois State, FGIC,                                6,666,726
                 5.25%, 07/01/1998
     1,000,000   Pima County Unified School                           1,022,370
                 District No. 10, Arizona Series A,
                 FGIC, 7.00%, 07/01/1998

                       Schedule of Investments--Municipal Bond Portfolios     3

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     2,300,000   Nassau County, New York, FGIC,                   $   2,321,597
                 5.00%, 08/01/1998
     2,100,000   Dade County School District,                         2,137,842
                 Florida, MBIA, 6.00%, 08/01/1998
     2,000,000   Houston Independent School                           2,078,000
                 District, Texas, PSF Guaranteed,
                 8.375%, 08/15/1998
     1,100,000   Dade County, Florida Aviation                        1,113,398
                 Revenue Series C, MBIA,
                 5.00%, 10/01/1998
     1,480,000   Arizona State Certificates of                        1,506,596
                 Participation Series A, AMBAC,
                 5.45%, 11/01/1998
     2,295,000   Pennsylvania Higher Educational                      2,308,563
                 Facilities Authority, Allegheny
                 Delaware Valley Obligation,
                 MBIA, 4.40%, 11/15/1998
     2,900,000   Atlanta, Georgia Airport                             2,944,080
                 Facilities Revenue, AMBAC,
                 5.25%, 01/01/1999
     2,210,000   Texas State Public Finance                           2,280,300
                 Authority Building Revenue, MBIA,
                 6.50%, 02/01/1999
     1,165,000   Massachusetts Consolidated Loans                     1,213,569
                 Series A, FGIC, 7.20%, 02/01/1999
     1,000,000   Round Rock Independent School                        1,012,670
                 District, Texas, PSF Guaranteed,
                 4.875%, 02/15/1999
     1,070,000   New Jersey Wastewater Series C,                      1,107,439
                 MBIA, 6.25%, 05/15/1999

     1,000,000   Convention Center Authority of                       1,073,610
                 Rhode Island Revenue Series A,
                 MBIA, 8.90%, 05/15/1999
     3,560,000   Massachusetts Consolidated Loans                     3,621,054
                 Series B, FSA,
                 5.00%, 06/01/1999
    13,300,000   Pennsylvania Intergovernmental                      13,688,892
                 Cooperation Authority, Special
                 Tax Revenue, FGIC,
                 5.75%, 06/15/1999 (Note C, p. 13)
     3,200,000   Minnesota State Series A, AMBAC,                     3,258,496
                 5.00%, 06/30/1999
     4,350,000   North Slope Boro, Alaska Series B,                   4,501,858
                 FSA, 6.10%, 06/30/1999
     3,520,000   Wisconsin State Transportation                       3,576,743
                 Revenue, FGIC,
                 5.00%, 07/01/1999
     4,680,000   Florida State General Services                       4,762,555
                 Revenue, Environmental Preservation
                 Department Series 2000-A, AMBAC,
                 5.00%, 07/01/1999
     2,000,000   Wilmington, Delaware Series A,                       2,035,660
                 MBIA, 5.00%, 10/01/1999
     3,210,000   Dade County, Florida Aviation                        3,274,617
                 Revenue Series C, AMBAC,
                 5.00%, 10/01/1999
     7,680,000   Dade County, Florida Sales Tax                   $   7,825,767
                 Revenue, AMBAC,
                 5.00%, 10/01/1999
     1,855,000   Wichita, Kansas Water & Sewer                        1,943,038
                 Utility Revenue, FGIC,
                 6.50%, 10/01/1999
     1,450,000   Montgomery County, Ohio Solid                        1,479,449
                 Waste Revenue, MBIA,
                 5.00%, 11/01/1999
     3,600,000   South Dakota State Building                          3,681,684
                 Authority, Lease Revenue Series A,
                 AMBAC, 5.15%, 12/01/1999
     1,420,000   Chatham County Hospital Authority                    1,445,816
                 Revenue, Georgia, Memorial
                 Medical Center Series A, AMBAC,
                 5.00%, 01/01/2000
     7,820,000   Chicago, Illinois O'Hare International               8,011,433
                 Airport Revenue Senior Lien Series A,
                 AMBAC, AMT, 5.50%, 01/01/2000
     1,175,000   Chicago, Illinois Motor Fuel Tax                     1,234,960
                 Revenue, AMBAC, 6.60%, 01/01/2000
     1,000,000   New Haven, Connecticut, FGIC,                        1,020,280
                 5.00%, 02/15/2000
     2,265,000   Plano Independent School                             2,326,653
                 District, Texas, PSF Guaranteed,
                 5.25%, 02/15/2000

     5,365,000   Hawaii State Series CO, FGIC,                        5,500,091
                 5.25%, 03/01/2000
     1,050,000   Massachusetts Consolidated Loans                     1,117,347
                 Series B, FGIC, 7.30%, 04/01/2000
     1,000,000   Averill Park Central School District,                1,028,560
                 New York, FGIC, 5.25%, 05/01/2000
     1,200,000   Plano, Texas Waterworks & Sewer                      1,280,136
                 Revenue, AMBAC, 6.90%, 05/01/2000
     4,295,000   Clark County School District,                        4,715,523
                 Nevada, FGIC, 8.25%, 05/01/2000
     1,170,000   District of Columbia Series E,                       1,182,449
                 FGIC, 4.75%, 06/01/2000
     3,325,000   Platte River Power Authority,                        3,404,567
                 Colorado Power Revenue Series DD,
                 MBIA, 5.00%, 06/01/2000
     2,400,000   Minnesota State Revenue Series A,                    2,454,072
                 AMBAC, 5.00%, 06/30/2000
     1,000,000   Alaska Student Loan Corp.,                           1,024,870
                 Student Loan Revenue Series A,
                 AMBAC, AMT, 5.375%, 07/01/2000
     6,110,000   Intermountain Power Agency, Utah                     6,401,508
                 Power Supply Revenue Series C,
                 MBIA, 6.00%, 07/01/2000
     1,350,000   Dade County School Board, Florida                    1,381,685
                 Certificates of Participation Series B,
                 AMBAC, 5.00%, 08/01/2000
    20,300,000   New Jersey State Transit Corp.,                     20,667,836
                 Capital Grant Anticipation Notes
                 Series A, FSA, 5.00%, 09/01/2000
                 (Note D, p. 13)

4    Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
    11,210,000   New Jersey State Educational                     $  11,528,028
                 Facilities Authority, Higher Education
                 Facilities Trust Fund Series A,
                 AMBAC, 5.125%, 09/01/2000
                 (Note E, p. 13)
     1,070,000   Metropolitan Washington, D.C.                        1,100,388
                 Airport Authority Revenue Series B,
                 FGIC, AMT, 5.25%, 10/01/2000
     1,530,000   Dade County, Florida Aviation                        1,573,880
                 Revenue, Miami International
                 Airport Series A, FSA, AMT,
                 5.25%, 10/01/2000
     1,015,000   Wichita, Kansas Water & Sewer                        1,082,985
                 Utility Revenue, FGIC,
                 6.50%, 10/01/2000

     2,000,000   Dade County, Florida, FGIC,                          2,438,440
                 12.00%, 10/01/2000
     1,030,000   Northglenn, Colorado Water                           1,037,128
                 Utility Series A, MBIA,
                 6.60%, 11/01/2000
     2,275,000   Clark County Public Utility                          2,466,487
                 District No. 1, Washington
                 Electric Revenue, FGIC,
                 7.10%, 01/01/2001
     1,000,000   Humble Independent School                            1,104,270
                 District, Texas, PSF Guaranteed,
                 7.625%, 02/01/2001
     1,225,000   Southeastern Pennsylvania                            1,266,221
                 Transportation Authority,
                 Pennsylvania Special Revenue,
                 FGIC, 5.25%, 03/01/2001
     1,375,000   Wisconsin State Health & Educational                 1,408,894
                 Facilities Authority Revenue, Aurora
                 Health Care Inc., MBIA,
                 5.00%, 08/15/2002 (Note F, p. 13)
       595,000   Austin, Texas Utility Systems                          724,656
                 Revenue, MBIA, 9.25%, 11/15/2002
       180,000   Grapevine-Colleyville Independent                      209,270
                 School District, Texas, AMBAC,
                 7.50%, 08/15/2003
     1,130,000   Niagara Frontier Authority,                          1,193,156
                 New York Airport Revenue,
                 Greater Buffalo International Airport,
                 AMBAC, AMT, 5.75%, 04/01/2004
     1,000,000   District of Columbia Series B-3,                     1,029,970
                 MBIA, 5.20%, 06/01/2004
     1,500,000   Metropolitan Pier & Exposition                       1,606,860
                 Authority, Illinois, McCormick
                 Place Expansion Project Series A,
                 MBIA, 5.70%, 06/15/2005
     1,000,000   Utah State Board of Regents,                         1,061,130
                 Student Loan Revenue Series J,
                 AMBAC, AMT, 6.00%, 05/01/2006
     4,700,000   Lansing, Michigan Sewage Disposal                    4,807,395
                 System Revenue, MBIA,
                 7.625%, 05/01/2006
     1,340,000   Arlington, Texas Waterworks &                    $   1,468,667
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006
     2,095,000   Virginia Port Authority Facilities                   2,289,835
                 Revenue, MBIA, AMT,
                 6.00%, 07/01/2006
     2,200,000   Clark County Public Utility                          2,340,734
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007

     4,485,000   Cleveland, Ohio Waterworks                           4,810,252
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007
     4,775,000   Chicago, Illinois, FGIC,                             5,073,103
                 5.50%, 01/01/2007
     6,110,000   Chicago, Illinois O'Hare                             6,609,004
                 International Airport Revenue,
                 2nd Lien-Series A, AMBAC, AMT,
                 6.00%, 01/01/2007
     1,000,000   Prince Georges County, Maryland                      1,106,290
                 Consolidated Public Improvement
                 Series A, MBIA, 6.00%, 03/15/2007
     2,000,000   Walled Lake Consolidated School                      2,198,580
                 District, Michigan, MBIA,
                 6.00%, 05/01/2007
     1,715,000   Northeast Hospital Authority,                        1,854,309
                 Texas, Northeast Medical Center
                 Hospital Revenue, FSA,
                 5.75%, 05/15/2007
     8,140,000   District of Columbia, MBIA,                          8,775,408
                 6.00%, 06/01/2007
     1,200,000   Philadelphia, Pennsylvania                           1,311,504
                 Airport Revenue Series B, FGIC,
                 AMT, 6.00%, 06/15/2007
     2,425,000   Philadelphia, Pennsylvania                           2,680,061
                 Airport Revenue Series A, FGIC,
                 6.00%, 06/15/2007
     1,250,000   Detroit, Michigan Water Supply                       1,281,050
                 Revenue, FGIC, 5.00%, 07/01/2007
     1,105,000   Delaware Transportation Authority                    1,225,301
                 Systems Revenue, AMBAC,
                 6.00%, 07/01/2007
     1,650,000   Maricopa County School District                      1,824,174
                 No. 4, Arizona Series D, FGIC,
                 6.00%, 07/01/2007
     2,030,000   MTA, New York Commuter Facilities                    2,240,917
                 Revenue Series C-1, FGIC,
                 6.00%, 07/01/2007
     2,775,000   Washington Public Power Supply                       3,042,815
                 System Revenue, Nuclear Project
                 No. 1 Series A, AMBAC,
                 6.00%, 07/01/2007
     4,610,000   Detroit, Michigan Sewage Disposal                    5,111,891
                 Revenue Series A, MBIA,
                 6.00%, 07/01/2007

                       Schedule of Investments--Municipal Bond Portfolios     5

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   Cook County, Illinois, MBIA,                     $   1,196,550
                 7.25%, 11/01/2007
     1,965,000   Connecticut State Resource                           2,127,840
                 Recovery Authority, Mid-Connecticut
                 Systems Series A, MBIA,
                 5.75%, 11/15/2007
     1,400,000   Massachusetts Consolidated Loans                     1,423,478
                 Series A, MBIA, 5.00%, 01/01/2008
     2,270,000   Clark County Public Utility District                 2,418,027
                 No. 1, Washington Electric Revenue,
                 AMBAC, 5.50%, 01/01/2008
     1,465,000   Sangamon County School District                      1,549,501
                 No. 186, Illinois, FGIC,
                 5.55%, 01/01/2008
     5,240,000   Chicago, Illinois Series A, AMBAC,                   5,678,431
                 5.75%, 01/01/2008
     1,000,000   Berkley City School District,                        1,187,000
                 Michigan, FGIC, 7.00%, 01/01/2008
     1,000,000   Memphis-Shelby County Airport                        1,098,750
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008 (Note F, p. 13)
     3,875,000   Regional Transportation                              4,202,902
                 Authority, Illinois Series A,
                 AMBAC, 6.00%, 06/01/2008
     1,095,000   Haverhill, Massachusetts, FGIC,                      1,210,851
                 6.00%, 06/15/2008
     2,000,000   Intermountain Power Agency, Utah                     2,311,760
                 Power Supply Revenue Series A,
                 AMBAC, 6.50%, 07/01/2008
     4,140,000   Metropolitan Washington, D.C.                        4,414,606
                 Airport Authority Revenue Series A,
                 MBIA, AMT, 5.80%, 10/01/2008
     1,265,000   Emerald Peoples Utility District,                    1,567,967
                 Oregon, FGIC, 7.35%, 11/01/2008
     1,860,000   Hot Springs, Arkansas Sales &                        1,878,823
                 Use Tax, Civic Center Project,
                 FSA, 4.95%, 12/01/2008
     4,200,000   Port Authority of New York &                         4,709,544
                 New Jersey Special Obligation
                 Revenue, JFK International Air
                 Terminal 6, MBIA, AMT,
                 6.25%, 12/01/2008
     2,750,000   Indianapolis, Indiana Resource                       3,211,560
                 Recovery Revenue, Ogden Martin
                 System Inc. Project, AMBAC,
                 6.75%, 12/01/2008

     1,415,000   Greater Detroit Resource Recovery                    1,608,063
                 Authority, Michigan Series B,
                 AMBAC, 6.25%, 12/13/2008
     1,675,000   Chicago, Illinois O'Hare International               1,807,342
                 Airport Revenue, 2nd Lien-Series C,
                 MBIA, 5.75%, 01/01/2009
     2,415,000   Massachusetts Bay Transportation                     2,564,271
                 Authority Series A, FGIC,
                 5.50%, 03/01/2009
     4,000,000   Massachusetts Bay Transportation                 $   4,247,240
                 Authority Series A, MBIA,
                 5.50%, 03/01/2009
     1,000,000   Middlesex County Utilities Authority,                1,033,000
                 New Jersey Sewer Revenue
                 Series A, FGIC, 5.15%, 03/15/2009
     3,495,000   Ohio State Public Facilities                         3,598,242
                 Commission, Higher Education
                 Capital Facilities Series A,
                 AMBAC, 5.25%, 05/01/2009
    10,000,000   Intermountain Power Agency, Utah                    11,570,200
                 Power Supply Revenue Series B,
                 MBIA, 6.50%, 07/01/2009
     1,530,000   Texas Municipal Power Agency                         1,600,319
                 Revenue, MBIA, 5.25%, 09/01/2009
     1,000,000   Anchorage, Alaska, FGIC,                             1,112,320
                 6.00%, 10/01/2009
     2,000,000   Palm Beach County, Florida Solid                     2,205,380
                 Waste Revenue Series A, AMBAC,
                 6.00%, 10/01/2009
     5,000,000   Connecticut State Resource                           5,214,500
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2009
     1,000,000   Providence Public Building                           1,017,870
                 Authority, Rhode Island Series A,
                 FSA, 5.10%, 12/15/2009
     1,890,000   Chicago, Illinois O'Hare                             1,901,907
                 International Airport Revenue,
                 2nd Lien-Series C, MBIA,
                 5.00%, 01/01/2010
     1,000,000   Memphis-Shelby County Airport                        1,116,140
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010
                 (Note F, p. 13)
     1,065,000   Detroit City School District,                        1,220,288
                 Michigan Series A, AMBAC,
                 6.50%, 05/01/2010
     1,000,000   Detroit, Michigan Water Supply                       1,051,740
                 System Revenue Series B, MBIA,
                 5.40%, 07/01/2010

     2,510,000   Detroit, Michigan Sewer Disposal                     2,781,783
                 Revenue Series B, MBIA,
                 6.00%, 07/01/2010
     1,500,000   Brownsville, Texas Utility System                    1,701,225
                 Revenue, AMBAC, 6.25%, 09/01/2010
     5,000,000   Connecticut State Resource                           5,158,100
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2010
     1,000,000   Bexar County Health Facilities                       1,106,470
                 Development Corp., Texas Baptist
                 Health Systems Series A, MBIA,
                 6.00%, 11/15/2010
     2,495,000   Iron County School District, Utah,                   2,672,295
                 School Bond Guarantee,
                 5.75%, 01/15/2011 (Note F, p. 13)

6    Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   Amarillo Junior College District,                $   1,007,560
                 Texas, FGIC, 5.125%, 02/15/2011
     1,275,000   Brownsville, Texas Utility                           1,441,540
                 System Revenue, AMBAC,
                 6.25%, 09/01/2011
     1,025,000   Goose Creek Independent School                       1,019,742
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2012
     1,000,000   Amarillo Junior College District,                    1,004,500
                 Texas, FGIC, 5.125%, 02/15/2012
     4,970,000   Indianapolis, Indiana Gas                            4,303,026
                 Utilities Revenue Series B, FGIC,
                 4.00%, 06/01/2012
     1,035,000   Massachusetts Consolidated Loans                     1,069,497
                 Series B, FGIC, 5.50%, 06/01/2012
     3,500,000   Northern Colorado Water                              3,948,420
                 Conservancy District, Municipal
                 Sub-District Revenue Series F,
                 AMBAC, 6.50%, 12/01/2012
     1,035,000   Sacramento Municipal Utility                         1,196,481
                 District, California Series G,
                 MBIA, 6.50%, 09/01/2013
     3,980,000   Regional Transportation Authority,                   4,337,046
                 Illinois, FGIC, 6.00%, 06/01/2016
                 (Note F, p. 13)
     2,325,000   Regional Transportation Authority,                   2,540,039
                 Illinois, FGIC, 6.00%, 06/01/2017
                 (Note F, p. 13)
     1,760,000   Clark County, Nevada Series A,                       2,058,637
                 AMBAC, 6.50%, 06/01/2017

     9,420,000   Illinois Development Finance                         9,419,623
                 Authority, Adventist Health
                 Systems Series B, Variable Rate
                 CPI Bond, MBIA, 3.621%, 01/01/2019
     1,785,000   Los Angeles, California Wastewater                   1,612,105
                 System Revenue Series D,
                 FGIC, 4.70%, 11/01/2019
     1,005,000   Regional Transportation                              1,333,947
                 Authority, Illinois Series C,
                 FGIC, 7.75%, 06/01/2020
     3,135,000   Illinois State Dedicated Tax Revenue,                3,511,608
                 AMBAC, 6.25%, 12/15/2020
     1,735,000   Sacramento Municipal Utility                         1,582,303
                 District, California Series G,
                 MBIA, 4.75%, 09/01/2021
     3,940,000   McGee-Creek Authority, Oklahoma                      4,344,441
                 Water Revenue, MBIA,
                 6.00%, 01/01/2023
     4,650,000   Delaware Valley Regional Finance                     4,649,674
                 Authority, Pennsylvania Local
                 Government Revenue Series A,
                 Variable Rate CPI Bond, AMBAC,
                 4.47%, 07/01/2027
                                                                  -------------
Total Insured (Cost $373,096,595)                                   387,270,600
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           31.12%
-------------------------------------------------------------------------------
State General Obligations: 12.40%
     5,250,000   District of Columbia Series D,                   $   5,256,300
                 4.60%, 12/01/1997
     1,000,000   New Jersey State,                                    1,018,400
                 7.20%, 04/15/1998
     1,100,000   District of Columbia Series A,                       1,106,402
                 5.00%, 06/01/1998
     4,020,000   Connecticut State Economic                           4,054,170
                 Recovery Notes,
                 5.00%, 06/15/1998
     4,075,000   South Carolina State Series B,                       4,143,908
                 5.75%, 08/01/1998
     1,000,000   Missouri State, Third State                          1,030,700
                 Building Series A, 7.50%, 08/01/1998
     1,000,000   Texas State Series B,                                1,041,100
                 8.00%, 10/01/1998
     1,000,000   Georgia State Series D,                              1,034,720
                 7.00%, 11/01/1998
     2,375,000   District of Columbia Series C,                       2,396,470
                 4.90%, 12/01/1998
     2,035,000   Georgia State Series A,                              2,134,756
                 7.70%, 02/01/1999

     1,000,000   Georgia State Series B,                              1,033,010
                 6.30%, 03/01/1999
     1,000,000   California State, AMT,                               1,033,530
                 6.80%, 04/01/1999
     1,000,000   Massachusetts Turnpike Authority                     1,015,220
                 Series A, 5.00%, 06/01/1999
     3,565,000   South Carolina State Capital                         3,628,492
                 Improvements Series A,
                 5.00%, 07/01/1999
     6,575,000   Washington State Series R-97-B,                      6,687,630
                 5.00%, 07/01/1999
     1,000,000   Georgia State Series B,                              1,068,920
                 8.00%, 07/01/1999
     1,750,000   New Jersey State Series E,                           1,782,130
                 5.00%, 07/15/1999
     2,960,000   Maryland State Third Series,                         3,063,807
                 6.00%, 07/15/1999
     4,025,000   Minnesota State,                                     4,170,302
                 6.00%, 08/01/1999
     2,275,000   Rhode Island State Series A,                         2,371,551
                 6.60%, 08/01/1999
     4,305,000   Washington State Series R-92-C,                      4,409,181
                 5.30%, 09/01/1999
     2,625,000   Texas State Series A,                                2,821,744
                 8.00%, 10/01/1999
     2,870,000   Maryland State First Series,                         2,983,508
                 6.75%, 03/01/2000
     3,685,000   New Jersey State,                                    3,943,134
                 7.00%, 04/01/2000
     3,665,000   Tennessee State Series B,                            3,752,887
                 5.00%, 05/01/2000

                       Schedule of Investments--Municipal Bond Portfolios     7

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   District of Columbia Series A-3,                 $   1,010,110
                 4.90%, 06/01/2000
     1,220,000   District of Columbia Series A,                       1,254,868
                 5.50%, 06/01/2001
     1,000,000   Massachusetts Consolidated Loans                     1,076,330
                 Series D, 6.50%, 07/01/2001
     2,000,000   District of Columbia Series A,                       2,095,860
                 5.90%, 06/01/2002
     5,600,000   Utah State,                                          5,917,184
                 5.50%, 07/01/2002
     1,090,000   California State,                                    1,230,120
                 7.00%, 03/01/2003
     1,000,000   Illinois State,                                      1,075,680
                 6.70%, 06/01/2003

     2,300,000   California State,                                    2,629,406
                 7.00%, 03/01/2004
     1,140,000   California State,                                    1,313,383
                 7.10%, 05/01/2004
     1,500,000   Massachusetts Bay Transportation                     1,646,850
                 Authority Series C,
                 6.00%, 03/01/2007
     3,715,000   Connecticut State Series C,                          3,943,473
                 5.50%, 08/01/2007
     5,180,000   Georgia State Series C,                              5,897,585
                 6.25%, 08/01/2007
     8,305,000   Connecticut State Series D,                          8,829,378
                 5.50%, 12/01/2007 (Note F, p. 13)
     1,930,000   Hawaii State Series CC,                              1,986,819
                 5.125%, 02/01/2008
     7,250,000   Massachusetts Series A,                              7,449,013
                 5.25%, 02/01/2008
     2,600,000   Georgia State Series A,                              2,956,252
                 6.25%, 04/01/2008
     1,000,000   California State,                                    1,209,240
                 7.20%, 05/01/2008
     1,670,000   Georgia State Series D,                              1,967,878
                 6.70%, 08/01/2008
     1,000,000   South Carolina State Series A,                       1,020,270
                 5.00%, 03/01/2009
     2,225,000   Massachusetts Bay Transportation                     2,399,195
                 Authority Series A, 5.75%, 03/01/2010
     1,000,000   Texas State, Student Loan                              977,710
                 Revenue, AMT, 5.00%, 08/01/2010
     1,490,000   Georgia State Series C,                              1,696,574
                 6.25%, 08/01/2010
     4,970,000   Connecticut State Series A,                          5,180,877
                 5.70%, 03/15/2011
     3,765,000   Massachusetts Bay Transportation                     3,936,759
                 Authority Series A, 5.50%, 03/01/2012
     1,000,000   Georgia State Series B,                              1,113,790
                 6.00%, 03/01/2012
       990,000   Florida State Board of Education,                    1,440,717
                 9.125%, 06/01/2014
                                                                  -------------
Total State General Obligations
(Cost $134,531,374)                                                 138,237,293
                                                                  -------------
Local General Obligations: 8.53%
     1,365,000   Chicago, Illinois,                               $   1,389,393
                 11.50%, 01/01/1998
     1,275,000   Columbus, Ohio,                                      1,337,348
                 12.00%, 05/15/1998
     1,020,000   Du Page County Forest Preserve                       1,043,113
                 District, Illinois, 7.40%, 11/01/1998
     1,000,000   De Kalb County, Georgia,                             1,012,090
                 4.90%, 01/01/1999

     1,000,000   Fulton County School District,                       1,043,850
                 Georgia, 7.50%, 01/01/1999
     1,810,000   Washington Suburban Sanitation                       1,900,011
                 District, Maryland, 8.00%, 01/01/1999
     1,245,000   Chicago, Illinois,                                   1,351,672
                 11.50%, 01/01/1999
     4,200,000   Dallas, Texas,                                       4,230,828
                 4.45%, 02/15/1999
     3,140,000   Jordan School District, Utah,                        3,188,325
                 5.00%, 06/15/1999
     1,000,000   Montgomery County, Maryland                          1,020,150
                 Series A, 5.10%, 07/01/1999
     1,000,000   Dallas, Texas Series B,                              1,037,580
                 6.00%, 08/15/1999
     1,000,000   Montgomery County, Maryland                          1,056,750
                 Series B, 6.875%, 10/01/1999
     1,025,000   Harris County Flood Control                          1,083,589
                 District, Texas Series A,
                 7.125%, 10/01/1999
     1,000,000   King County, Washington Series A,                    1,102,440
                 9.00%, 12/01/1999
     1,000,000   Denver City & County School                          1,114,350
                 District No. 1, Colorado Series B,
                 10.00%, 12/01/1999
     1,455,000   Tulsa Independent School District                    1,484,027
                 No. 1, Oklahoma,
                 5.00%, 02/01/2000
     1,350,000   Rocky Mount, North Carolina,                         1,399,167
                 6.50%, 02/01/2000
     1,600,000   Boston, Massachusetts Series A,                      1,698,384
                 7.40%, 02/01/2000
     1,525,000   Washington Suburban Sanitation                       1,563,827
                 District, Maryland, 5.00%, 06/01/2000
     2,785,000   Jordan School District, Utah,                        2,850,420
                 5.00%, 06/15/2000
     1,100,000   New York City Series L,                              1,128,061
                 5.25%, 08/01/2000
     1,000,000   Morris County, New Jersey General                    1,010,130
                 Improvements, 4.50%, 08/15/2000
     2,960,000   Winston-Salem, North Carolina,                       3,432,416
                 8.875%, 06/01/2001
     2,060,000   Montgomery County, Maryland,                         2,423,487
                 8.60%, 05/01/2002
     2,000,000   New York City Series G,                              2,096,020
                 5.70%, 02/01/2003

8    Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     2,525,000   Philadelphia Authority for Industrial            $   2,574,970
                 Development, Pennsylvania,
                 Gallery II Garage Project,
                 6.125%, 02/15/2003
     3,420,000   Pennsylvania Convention &                            3,698,114
                 Exhibition Center Authority
                 Revenue Series A, 6.25%, 09/01/2004
     3,660,000   New York City Series I,                              3,982,483
                 6.25%, 04/15/2006
     1,455,000   Montgomery County, Maryland                          1,586,256
                 Series A, 5.75%, 07/01/2006
     6,525,000   Port of Seattle, Washington, AMT,                    6,805,444
                 5.50%, 05/01/2007
     2,350,000   Washington Suburban Sanitation                       2,421,933
                 District, Maryland, 5.10%, 06/01/2007
     2,620,000   Jersey City, New Jersey Series A,                    2,891,353
                 6.00%, 10/01/2007
     2,390,000   Buncombe County, North Carolina,                     2,485,863
                 5.10%, 03/01/2008
     4,355,000   Metropolitan Milwaukee                               4,663,029
                 Sewage District, Wisconsin
                 Series A, 5.50%, 10/01/2008
     1,020,000   Indianapolis Local Public                            1,014,359
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/2010
     1,190,000   Roanoke, Virginia,                                   1,188,762
                 5.00%, 02/01/2011
     1,300,000   Forsyth County, North Carolina,                      1,257,295
                 4.75%, 02/01/2013
     7,780,000   New York City Series I,                              8,046,776
                 5.875%, 03/15/2013
     1,400,000   Travis County, Texas,                                1,372,826
                 5.00%, 03/01/2015
     1,860,000   Du Page County, Illinois                             1,954,358
                 Stormwater Project,
                 5.60%, 01/01/2021
     6,735,000   Du Page County, Illinois Jail                        7,076,666
                 Project, 5.60%, 01/01/2021
                                                                  -------------
Total Local General Obligations
(Cost $91,166,251)                                                   95,017,915
                                                                  -------------
Tax Lease: 6.54%
     1,000,000   New Haven Unified School                             1,006,910
                 District, California Certificates
                 of Participation,
                 4.90%, 07/01/1998

       995,000   New York State Dormitory                             1,020,960
                 Authority, City University
                 Series A, 7.40%, 07/01/1998
     1,835,000   Virginia College Building                            1,855,075
                 Authority, Virginia, Equipment
                 Leasing Program,
                 5.00%, 08/01/1998
     1,030,000   Ohio State Building Authority                    $   1,063,568
                 Series C, 7.10%, 10/01/1998
     2,170,000   New York State Urban Development                     2,182,608
                 Corp., Correctional Facilities,
                 4.70%, 01/01/1999
     2,350,000   New York State Certificates of                       2,368,682
                 Participation, 4.90%, 03/01/1999
     1,000,000   New York State Energy Research &                     1,009,300
                 Development Authority, Western
                 New York Nuclear Service Center
                 Series B, 5.00%, 04/01/1999
     2,850,000   Middlesex County Improvement                         2,890,670
                 Authority, New Jersey Lease
                 Revenue, Raritan Center Overpass
                 Project, 4.75%, 08/01/1999
     4,085,000   Virginia State Public School                         4,163,309
                 Authority Series C, 5.00%, 08/01/1999
     1,040,000   New York State Medical Care                          1,072,562
                 Facilities Financing Authority,
                 Brookdale Hospital Medical Center,
                 Secured Hospital Program
                 Series A, 6.20%, 08/15/1999
     1,500,000   Ukiah Unified School District,                       1,519,470
                 California Certificates of
                 Participation, 5.30%, 09/01/1999
     1,630,000   Kentucky State Property &                            1,684,996
                 Buildings Commission Revenue,
                 Project No. 53, 5.90%, 10/01/1999
     3,760,000   Virginia College Building                            3,830,838
                 Authority, Virginia, Equipment
                 Leasing Program, 5.00%, 02/01/2000
     1,140,000   Lake County, Illinois                                1,227,552
                 Certificates of Participation,
                 7.20%, 06/01/2000
     1,000,000   Virginia State Public School                         1,037,770
                 Authority Series A, 5.50%, 08/01/2000
     1,000,000   Virginia State Public Building                       1,042,240
                 Authority Series A, 5.70%, 08/01/2000
     2,375,000   New York State Urban Development                     2,425,302
                 Corp., Correctional Facilities,
                 5.10%, 01/01/2001
     3,800,000   MTA, New York Commuter Facilities                    3,911,416
                 Service Contract Series O,
                 5.25%, 07/01/2001

     3,500,000   Ohio State Higher Educational                        3,578,190
                 Facilities, Community Revenue
                 Series A, 7.00%, 11/01/2002
     1,315,000   New York State Urban Development                     1,404,670
                 Corp., Correctional Facilities
                 Series 5, 6.00%, 01/01/2005
     2,000,000   New York State Dormitory                             2,076,680
                 Authority, State University
                 Series A, 5.50%, 05/15/2005

                        Schedule of Investments--Municipal Bond Portfolios    9

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,005,000   New York State Dormitory                         $   1,054,888
                 Authority, City University,
                 5.70%, 07/01/2005
     1,005,000   New York State Dormitory                             1,054,888
                 Authority, City University Series C,
                 5.70%, 07/01/2005
     1,000,000   New York State Certificates of                       1,056,870
                 Participation, City University,
                 John Jay College, 5.75%, 08/15/2005
     1,720,000   New York State Medical Care                          1,754,744
                 Facilities Financing Authority,
                 Mental Health Services Series A,
                 5.35%, 02/15/2006
     1,000,000   New York State Dormitory                             1,109,810
                 Authority, State University
                 Series A, 6.50%, 05/15/2006
     2,450,000   New York State Dormitory                             2,544,349
                 Authority, State University,
                 5.50%, 05/15/2007
     2,285,000   New Jersey State Building Authority                  2,525,336
                 Revenue, 6.00%, 06/15/2007
     1,000,000   New York State Dormitory                             1,059,580
                 Authority, City University Series A,
                 5.75%, 07/01/2007
     3,890,000   Philadelphia Hospitals & Higher                      4,039,026
                 Education Facilities,
                 Pennsylvania Authority Revenue,
                 5.875%, 08/01/2007
     2,000,000   McLean County Public Building                        2,405,560
                 Commission, Illinois,
                 7.25%, 11/01/2007
     4,005,000   California State Public Works                        4,212,219
                 Board, 5.375%, 06/01/2008
     1,000,000   New York State Dormitory                             1,050,110
                 Authority, City University,
                 8.125%, 07/01/2008

     4,045,000   Philadelphia Hospitals & Higher                      4,230,585
                 Education Facilities, Pennsylvania
                 Authority Revenue,
                 6.20%, 08/01/2011
     1,280,000   New York State Dormitory                             1,350,682
                 Authority, City University Series A,
                 5.75%, 07/01/2013
     1,000,000   Sacramento City Finance                              1,007,850
                 Authority, California, Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                                  -------------
Total Tax Lease (Cost $70,552,723)                                   72,829,265
                                                                  -------------
Special Tax: 3.12%
     1,175,000   Las Vegas Special Improvement                        1,214,398
                 District No. 707, Nevada, Local
                 Improvement Bonds,
                 5.50%, 06/01/1999
     1,860,000   Montana State Department of                      $   1,884,440
                 Transportation, 4.70%, 07/01/1999
     5,710,000   Tulsa Criminal Justice Authority,                    5,785,943
                 Oklahoma Sales Tax Revenue,
                 4.50%, 09/01/1999
     1,000,000   Maryland State Department of                         1,056,570
                 Transportation Second Issue,
                 6.60%, 11/01/2000
     2,290,000   Arizona State Transportation                         2,380,203
                 Board Excise Tax Revenue,
                 6.125%, 07/01/2001
     1,000,000   Metropolitan Pier & Exposition                       1,067,550
                 Authority, Illinois, McCormick
                 Place Expansion Project Series A,
                 5.90%, 06/15/2003
     4,365,000   New Jersey State Transportation                      4,782,338
                 Trust Fund Authority,
                 Transportation Systems Series B,
                 6.00%, 06/15/2006
     1,500,000   Connecticut State Special Tax                        1,641,705
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006
     2,620,000   Connecticut State Special Tax                        2,743,585
                 Obligation Revenue Series A,
                 5.25%, 09/01/2007
     1,150,000   Illinois State Sales Tax Revenue                     1,153,128
                 Series U, 5.00%, 06/15/2009
     1,000,000   Connecticut State Special Tax                        1,124,240
                 Obligation Revenue Series B,
                 6.15%, 09/01/2009
       945,000   District of Columbia Redevelopment                     958,504
                 Land Agency, Sports Arena
                 Special Tax, 5.625%, 11/01/2010

     3,365,000   Massachusetts Special Obligation                     3,534,529
                 Revenue, Consolidated Loans
                 Series A, 5.50%, 06/01/2012
                 (Note F, p. 13)
     3,225,000   Illinois State Sales Tax Revenue                     3,554,047
                 Series Q, 6.00%, 06/15/2012
     1,830,000   Massachusetts Special Obligation                     1,914,198
                 Revenue, Consolidated Loans
                 Series A, 5.50%, 06/01/2013
                 (Note F, p. 13)
                                                                  -------------
Total Special Tax (Cost $33,746,952)                                 34,795,378
                                                                  -------------
Miscellaneous Tax: 0.53%
     5,325,000   Indianapolis Local Public                            5,912,614
                 Improvement Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013
                                                                  -------------
Total Miscellaneous Tax (Cost $5,182,838)                             5,912,614
                                                                  -------------
Total Tax Supported (Cost $335,180,138)                             346,792,465
                                                                  -------------

10   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
REVENUE:                                                                 12.13%
-------------------------------------------------------------------------------
Airport Revenue: 0.68%
     1,500,000   Denver City & County, Colorado                   $   1,657,395
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
       800,000   Denver City & County, Colorado                         903,984
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006
     1,325,000   Denver City & County, Colorado                       1,547,282
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012
     2,600,000   Chicago, Illinois O'Hare International               2,487,446
                 Airport Revenue Senior Lien
                 Series A, 5.00%, 01/01/2013
     1,000,000   Massachusetts Port Authority                           961,950
                 Revenue Series B, AMT,
                 5.00%, 07/01/2013
                                                                  -------------
Total Airport Revenue (Cost $7,041,083)                               7,558,057
                                                                  -------------

Electric Revenue: 2.14%
     1,000,000   Washington Public Power Supply                       1,009,320
                 System Revenue, Nuclear Project
                 No. 2 Series A, 5.10%, 07/01/1998
     1,045,000   North Carolina Eastern Municipal                     1,052,691
                 Power Agency Series A,
                 5.00%, 01/01/1999
     9,065,000   Lower Colorado River Authority,                      9,331,874
                 Texas, 5.50%, 01/01/2000
     1,500,000   Massachusetts Municipal Wholesale                    1,538,985
                 Electric Company Series D,
                 5.50%, 07/01/2000
     6,700,000   Pittsylvania County Industrial                       7,165,114
                 Development Authority, Virginia
                 Revenue Series A, AMT,
                 7.30%, 01/01/2004
     3,500,000   Washington Public Power Supply                       3,729,635
                 System Revenue, Nuclear Project
                 No. 3 Series B, 5.60%, 07/01/2007
                                                                  -------------
Total Electric Revenue (Cost $23,054,565)                            23,827,619
                                                                  -------------
Health Care Revenue: 1.31%
       325,000   Illinois Health Facilities                             325,000
                 Authority Revenue, Passavant
                 Memorial Hospital Association,
                 4.15%, 10/01/1997
     1,750,000   Delaware County, Pennsylvania,                       1,750,665
                 Health Care Revenue, Mercy Health
                 Corp., 4.875%, 11/15/1997
     1,000,000   Camden County Improvement                            1,002,310
                 Authority, New Jersey Revenue,
                 Health Care Redevelopment Project
                 Cooper Health, 4.50%, 02/15/1999
     1,200,000   Illinois Development Finance                         1,205,100
                 Authority Revenue, Community
                 Rehabilitation Providers Series A,
                 4.70%, 07/01/1999
     1,000,000   Illinois Health Facilities                       $   1,010,430
                 Authority Revenue, Advocate
                 Health Care Series A,
                 4.80%, 08/15/1999
     1,180,000   Illinois Development Finance                         1,214,987
                 Authority Revenue,
                 Community Rehabilitation
                 Providers Series A,
                 5.60%, 07/01/2002
       550,000   New York State Medical Care                            573,535
                 Facilities Finance Agency Revenue,
                 5.40%, 08/15/2005

     7,260,000   Boston, Massachusetts Hospital                       7,498,418
                 Revenue Series B,
                 5.75%, 02/15/2008
                                                                  -------------
Total Health Care Revenue (Cost $14,362,146)                         14,580,445
                                                                  -------------
Higher Education Revenue: 1.07%
     1,000,000   Illinois Educational Facilities                      1,176,350
                 Authority Revenue, Loyola
                 University, Chicago Series A,
                 7.00%, 07/01/2007
     1,415,000   Virginia Polytechnic Institute                       1,468,742
                 & State University Revenue
                 Series A, 5.25%, 06/01/2008
     1,940,000   University of Texas, University                      1,925,237
                 Revenue Series A,
                 4.70%, 08/15/2008
     1,380,000   University of Texas, University                      1,368,836
                 Revenue Series A,
                 4.80%, 08/15/2009
     2,750,000   University of Texas, University                      2,732,647
                 Revenue Series B,
                 4.80%, 08/15/2009
     2,820,000   Massachusetts Health & Educational                   3,226,305
                 Facilities Authority Revenue,
                 Harvard University Series N,
                 6.25%, 04/01/2020
                                                                  -------------
Total Higher Education Revenue
(Cost $11,390,166)                                                   11,898,117
                                                                  -------------
Toll Revenue: 0.09%
     1,000,000   Triborough Bridge & Tunnel                             979,970
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012
                                                                  -------------
Total Toll Revenue (Cost $923,185)                                      979,970
                                                                  -------------
Water/Sewer Revenue: 1.58%
     2,350,000   Philadelphia, Pennsylvania Water                     2,360,293
                 & Wastewater Revenue,
                 4.75%, 06/15/1998
     1,000,000   Gwinnett County, Georgia                             1,035,970
                 Certificates of Participation,
                 Water & Sewer Revenue,
                 8.05%, 08/01/1998

                       Schedule of Investments--Municipal Bond Portfolios    11

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,600,000   Portland, Oregon Sewer System                    $   3,769,272
                 Revenue Series A,
                 7.00%, 06/01/1999
     2,040,000   Portland, Oregon Sewer System                        2,163,155
                 Revenue Series A,
                 6.50%, 06/01/2000
     1,925,000   Somerset-Raritan Valley,                             2,051,299
                 New Jersey Sewage Series G,
                 6.40%, 07/01/2005
     2,780,000   Los Angeles County Sanitation                        2,913,245
                 District Financing Authority,
                 California Revenue,
                 5.20%, 10/01/2005
     2,200,000   Texas State Water Development                        2,283,578
                 Board Revenue, Revolving Senior
                 Lien Series A, 5.50%, 07/15/2010
     1,005,000   Massachusetts Water Pollution                        1,022,949
                 Abatement Trust Series B,
                 5.25%, 08/01/2014
                                                                  -------------
Total Water/Sewer Revenue
(Cost $17,261,386)                                                   17,599,761
                                                                  -------------
Miscellaneous Revenue: 4.18%
     3,800,000   Philadelphia, Pennsylvania Gas                       3,831,958
                 Works Series A, 5.40%, 07/01/1998
    15,000,000   Tax Exempt Private Municipal                        15,042,150
                 Trust, Rule 144A Series 1996-1
                 Class A-3, 4.50%, 04/06/2000
    12,000,000   Tax Exempt Private Municipal                        12,165,720
                 Trust, Rule 144A Series 1997-1
                 Class A-3, 4.90%, 04/06/2001
     1,600,000   Northeast Maryland Waste Disposal                    1,646,112
                 Authority, Solid Waste Revenue,
                 AMT, 5.50%, 07/01/2001
    10,000,000   Tax Exempt Private Municipal                        10,051,400
                 Trust, Rule 144A Series 1996-1
                 Class A-4, 4.60%, 11/06/2001
     3,775,000   Northeast Maryland Waste Disposal                    3,909,541
                 Authority, Solid Waste Revenue,
                 AMT, 5.60%, 07/01/2002
                                                                  -------------
Total Miscellaneous Revenue
(Cost $46,117,347)                                                   46,646,881
                                                                  -------------

Industrial Development/Pollution Control Revenue: 1.08%
     1,000,000   Fairfax County Economic                              1,037,610
                 Development Authority, Virginia,
                 Ogden Martin System Project
                 Series A, AMT, 7.20%, 02/01/1999
     2,100,000   Missouri State Environmental                         2,149,560
                 Improvement & Energy Resource
                 Authority, Chrysler Corporation
                 Project, 5.70%, 10/01/1999
     1,200,000   Mashantucket Western Pequot                      $   1,226,544
                 Tribe, Connecticut, Special
                 Revenue, Sub 144A Series B,
                 5.55%, 09/01/2008 (Note F, p. 13)
     7,515,000   Schuylkill County Industrial                         7,633,662
                 Development Authority,
                 Pennsylvania, Energy Reserves,
                 AMT, 6.50%, 01/01/2010
                                                                  -------------
Total Industrial Development/Pollution Control Revenue
(Cost $11,832,114)                                                   12,047,376
                                                                  -------------
Total Revenue (Cost $131,981,992)                                   135,138,226
                                                                  -------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  2.28%
-------------------------------------------------------------------------------
Housing: 0.88%
     6,000,000   Maryland State Community                             6,002,940
                 Development Administration, Multi-
                 Family Housing Revenue Series A,
                 Mandatory Put 11/01/1997 @100,
                 4.50%, 11/01/2007
     1,225,000   Dade County Housing Finance                          1,250,345
                 Authority, Florida Single Family
                 Mortgage Revenue Series B, AMT,
                 8.75%, 07/01/2017
     2,415,000   Ohio Housing Finance Agency,                         2,542,319
                 Single Family Mortgage Revenue
                 Series A, AMT, 7.65%, 03/01/2029
                                                                  -------------
Total Housing (Cost $9,825,648)                                       9,795,604
                                                                  -------------
Student Loan: 1.40%
     1,000,000   New England Education Loan                           1,018,660
                 Marketing Corporation, Student
                 Loan Revenue, 6.00%, 09/01/1998
     1,525,000   New England Education Loan                           1,577,094
                 Marketing Corporation, Student
                 Loan Revenue, 6.00%, 09/01/1999

     1,640,000   New England Education Loan                           1,699,762
                 Marketing Corporation, Student
                 Loan Revenue Issue A,
                 6.125%, 09/01/1999
     1,700,000   Brazos Higher Education Authority                    1,747,889
                 Inc., Texas Series A-2, AMT,
                 5.75%, 06/01/2000
     1,340,000   Student Loan Funding Corporation,                    1,383,657
                 Cincinnati, Ohio Series C, AMT,
                 5.85%, 07/01/2000
     1,450,000   New England Education Loan                           1,472,417
                 Marketing Corporation, Student
                 Loan Revenue Series G,
                 5.00%, 08/01/2000
     1,450,000   Brazos Higher Education Authority                    1,504,331
                 Inc., Texas Series A-1, AMT,
                 5.90%, 12/01/2000

12   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,390,000   Arkansas State Student Loan                      $   3,552,788
                 Authority Series A-1, AMT,
                 5.95%, 06/01/2001
     1,565,000   South Dakota Student Loan                            1,647,444
                 Assistance Corporation, Student
                 Loan Revenue Series B, AMT,
                 7.625%, 08/01/2006
                                                                  -------------
Total Student Loan (Cost $15,211,056)                                15,604,042
                                                                  -------------
Total Asset-Backed Securities
(Cost $25,036,704)                                                   25,399,646
                                                                  -------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $1,071,920,435)         99.31%           $1,106,723,788
(Note G, below)
Cash and Other Assets, Less Liabilities          0.69                 7,650,677
                                              -------            --------------
Net Assets (Equivalent to $13.74
per share based on 81,114,898
shares of capital stock outstanding)          100.00%            $1,114,374,465
                                              =======            ==============
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $13,150,000 principal amount segregated as collateral for when-issued securities
(C) $3,000,000 principal amount segregated as collateral for when-issued securities
(D) $19,765,000 principal amount segregated as collateral for when-issued securities
(E) $3,650,000 principal amount segregated as collateral for when-issued securities
(F) When-issued security
(G) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(H) Allocation of Portfolio net assets at September 30, 1997:
    Alabama                                     0.03%
    Alaska                                      0.60
    Arizona                                     0.60
    Arkansas                                    0.49
    California                                  2.12
    Colorado                                    1.22
    Connecticut                                 3.92
    Delaware                                    0.58
    Florida                                     3.62
    Georgia                                     2.91
    Hawaii                                      0.67
    Illinois                                    9.18
    Indiana                                     1.30
    Kansas                                      0.27
    Kentucky                                    0.24
    Louisiana                                   0.09
    Maryland                                    3.84
    Massachusetts                               6.33
    Michigan                                    1.91
    Minnesota                                   1.13
    Mississippi                                 0.20

    Missouri                                    0.29
    Montana                                     0.17
    Nevada                                      0.72
    New Jersey                                  5.65
    New York                                    5.33
    North Carolina                              1.25
    Ohio                                        3.42
    Oklahoma                                    1.04
    Oregon                                      1.58
    Pennsylvania                                6.51
    Rhode Island                                1.61
    South Carolina                              1.03
    South Dakota                                0.48
    Tennessee                                   1.05
    Texas                                       7.32
    Utah                                        3.42
    Virginia                                    2.46
    Washington                                  5.57
    Wisconsin                                   0.97
    Puerto Rico                                 0.30
    District of Columbia                        2.74
    Tax-Exempt Private Municipal Trust          3.34
    U.S. Treasury Obligations                   1.81
    Cash and Other Assets, Less Liabilities     0.69
                                              -------
    Total                                     100.00%
                                              =======
See Notes to Financial Statements.

                       Schedule of Investments--Municipal Bond Portfolios    13

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein California Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   8.29%
-------------------------------------------------------------------------------
Municipal Notes: 1.82%
     4,800,000   Los Angeles County, California                   $   4,824,480
                 Tax & Revenue Anticipation
                 Notes Series A,
                 4.50%, 06/30/1998
     2,650,000   San Diego County, California Tax                     2,667,066
                 & Revenue Anticipation Notes,
                 4.50%, 09/30/1998
                                                                  -------------
Total Municipal Notes (Cost $7,476,830)                               7,491,546
                                                                  -------------
Tax Exempt Variable-Rate Demand Notes: 6.47%
     3,400,000   Orange County Water District,                        3,400,000
                 California Certificates of
                 Participation, Daily Floater,
                 Putable Daily, 3.70%, 08/15/2015
    12,200,000   Orange County Sanitation                            12,200,000
                 Districts, California
                 Certificates of Participation
                 Series C, FGIC, Daily Floater,
                 Putable Daily, 3.85%, 08/01/2017
     6,200,000   Orange County, California                            6,200,000
                 Improvement Bond, Irvine Coast
                 Assessment District No. 88-1,
                 Daily Floater, Putable Daily,
                 3.85%, 09/02/2018
       900,000   California Pollution Control                           900,000
                 Financing Authority Revenue,
                 Pacific Gas & Electric Series A,
                 Daily Floater, Putable Daily,
                 3.80%, 12/01/2018
     1,200,000   California Pollution Control                         1,200,000
                 Financing Authority Revenue,
                 Pacific Gas & Electric Series F,
                 Daily Floater, Putable Daily,
                 3.80%, 11/01/2026

     2,700,000   California Pollution Control                         2,700,000
                 Financing Authority Revenue,
                 Pacific Gas & Electric Series C,
                 Daily Floater, Putable Daily,
                 AMT, 4.00%, 11/01/2026
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $26,600,000)                                                   26,600,000
                                                                  -------------
Total Short-Term Investments
(Cost $34,076,830)                                                   34,091,546
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                              2.66%
-------------------------------------------------------------------------------
    11,142,890   3.375%, 01/15/2007                               $  10,937,437
                                                                  -------------
Total U.S. Treasury Inflation Protection
Security (Cost $10,842,326)                                          10,937,437
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY BOND:                                                       0.73%
-------------------------------------------------------------------------------
     2,700,000   7.50%, 11/15/2016                                    3,004,593
                                                                  -------------
Total U.S. Treasury Bond (Cost $2,955,768)                            3,004,593
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    27.23%
-------------------------------------------------------------------------------
     1,000,000   University of Puerto Rico,                           1,018,710
                 University Revenue Series K,
                 6.50%, 06/01/2004,
                 Prerefunded 06/01/1998 @100
     3,230,000   Fontana Redevelopment Agency,                        3,418,632
                 California, North Fontana
                 Redevelopment Project,
                 8.00%, 09/01/2018,
                 Prerefunded 09/01/1998 @102
       530,000   Temecula Valley Unified School                         556,569
                 District, California Series B,
                 AMBAC, 9.25%, 09/01/1998,
                 Escrowed to Maturity
     4,000,000   California Health Facilities Financing               4,233,080
                 Authority, 7.625%, 10/01/2015,
                 Prerefunded 10/01/1998 @102
     1,000,000   Antelope Valley Hospital                             1,041,090
                 District, California Certificates
                 of Participation, 7.25%, 01/01/2017,
                 Prerefunded 01/01/1999 @100

     5,765,000   Los Angeles, California                              6,115,973
                 Wastewater System Revenue
                 Series A, 7.10%, 02/01/2021,
                 Prerefunded 02/01/1999 @102
     1,325,000   San Diego County Regional                            1,417,631
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, 7.375%, 04/01/2006,
                 Prerefunded 04/01/1999 @102
     1,875,000   California State Department of                       1,998,206
                 Water Resources Series G,
                 7.125%, 12/01/2024,
                 Prerefunded 06/01/1999 @101.50
     2,870,000   Puerto Rico Electric Power                           3,065,619
                 Authority Series O, 7.125%, 07/01/2014,
                 Prerefunded 07/01/1999 @101.50
     3,650,000   Puerto Rico Public Improvement                       3,936,890
                 Series A, 7.75%, 07/01/2017,
                 Prerefunded 07/01/1999 @101.50
     6,480,000   Los Angeles Convention &                             6,974,035
                 Exhibition Center Authority, California
                 Certificates of Participation Series A,
                 7.375%, 08/15/2018,
                 Prerefunded 08/15/1999 @101.50
                 (Note B, p. 20)

*See Note 1, page 28 in Notes to Financial Statements.

14   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     7,030,000   South Gate Public Financing                      $   7,608,639
                 Authority, California Tax
                 Allocation Revenue, South Gate
                 Redevelopment Project Series A-2,
                 7.375%, 09/01/2009,
                 Prerefunded 09/01/1999 @102
                 (Note C, p. 20)
     2,190,000   Santa Cruz County Public                             2,390,429
                 Financing Authority, California
                 Tax Allocation, 7.625%, 09/01/2021,
                 Prerefunded 09/01/1999 @102.50
     4,890,000   Alameda Community Facilities                         5,325,944
                 District, California Special Tax
                 No. 1, 7.75%, 09/01/2019,
                 Prerefunded 09/01/1999 @102

       570,000   Temecula Valley Unified School                         625,820
                 District, California Series B,
                 AMBAC, 9.25%, 09/01/1999,
                 Escrowed to Maturity
     3,920,000   Tehachapi Community Facilities                       4,291,263
                 District, California Special Tax,
                 7.40%, 10/01/2014,
                 Prerefunded 10/01/1999 @103
     9,665,000   Stockton East Water District,                       10,609,560
                 California Certificates of
                 Participation, 1990 Project Series A,
                 AMBAC, 7.30%, 04/01/2020,
                 Prerefunded 04/01/2000 @102
                 (Note D, p. 20)
     1,265,000   California State Department of                       1,366,896
                 Water Resources Series I,
                 6.60%, 12/01/2019,
                 Prerefunded 06/01/2000 @101.50
     1,245,000   California State Department of                       1,354,634
                 Water Resources Series H,
                 6.90%, 12/01/2025,
                 Prerefunded 06/01/2000 @101.50
     1,725,000   Puerto Rico Commonwealth,                            1,918,217
                 7.625%, 07/01/2010,
                 Prerefunded 07/01/2000 @102
     2,705,000   Desert Hospital District,                            3,041,069
                 California Desert Hospital
                 Project, 8.10%, 07/01/2020,
                 Prerefunded 07/01/2000 @102
    12,950,000   Castaic Lake Water Agency,                          14,340,571
                 California Certificates of
                 Participation, Water Systems
                 Improvement Project,
                 7.35%, 08/01/2020,
                 Prerefunded 08/01/2000 @102
                 (Note E, p. 20)
     1,175,000   Los Angeles Convention &                             1,291,490
                 Exhibition Center Authority,
                 California Certificates of
                 Participation, 7.00%, 08/15/2021,
                 Prerefunded 08/15/2000 @102
    11,825,000   Los Angeles County, California                   $  12,833,081
                 Certificates of Participation,
                 Correctional Facilities Project,
                 6.50%, 09/01/2013,
                 Prerefunded 09/01/2000 @102
     1,840,000   California State Public Works                        2,024,571
                 Board Lease Revenue, Regents of
                 the University of California
                 Series A, 7.00%, 09/01/2015,
                 Prerefunded 09/01/2000 @102

     1,620,000   Santa Ana Community Redevelopment                    1,770,466
                 Agency, California Series A,
                 6.50%, 12/15/2015,
                 Prerefunded 12/15/2000 @102
     1,865,000   Colton Redevelopment Agency,                         2,094,656
                 California, Cooley Ranch
                 Redevelopment Project No. 4,
                 7.60%, 08/15/2016,
                 Prerefunded 08/15/2001 @100
     1,740,000   Burbank Redevelopment Agency,                        1,986,297
                 California, 9.25%, 12/01/2005,
                 Prerefunded 12/01/2004 @100
     1,520,000   Corona, California Certificates                      1,898,708
                 of Participation, 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @100
     1,000,000   Pittsburg Redevelopment Agency,                      1,466,860
                 California Residential Mortgage
                 Revenue, 9.60%, 06/01/2016,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed (Cost $110,171,796)                      112,015,606
                                                                  -------------
-------------------------------------------------------------------------------
INSURED:                                                                 33.84%
-------------------------------------------------------------------------------
     1,000,000   San Francisco City & County,                         1,024,220
                 California, FGIC, 7.25%, 06/15/1998
     1,065,000   Santa Rosa, California Wastewater                    1,067,801
                 Revenue, FGIC, 4.00%, 09/01/1998
     1,000,000   Modesto Irrigation District                          1,005,310
                 Financing Authority, California
                 Series A, MBIA, 4.25%, 10/01/1998
     5,095,000   Industry Urban Development                           5,141,161
                 Agency, California, MBIA,
                 4.50%, 05/01/1999
     1,035,000   East Bay Municipal Utility                           1,070,407
                 District, California Water System
                 Revenue, FGIC, 6.00%, 06/01/1999
     1,390,000   University of Puerto Rico Revenue                    1,435,064
                 Series N, MBIA, 6.00%, 06/01/1999
     1,800,000   East Bay Municipal Utility                           1,861,578
                 District, California Water System
                 Revenue, FGIC, 6.00%, 06/01/1999
     1,030,000   Southern California Public Power                     1,040,300
                 Authority, Power Project Revenue,
                 Palo Verde Project Series A, FSA,
                 4.50%, 07/01/1999
                 (Note F, p. 20)

                      Schedule of Investments--Municipal Bond Portfolios     15

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     2,740,000   Orange County Municipal Water                    $   2,790,170
                 District, California Certificates
                 of Participation, Allen McColloch
                 Pipeline, MBIA, 5.00%, 07/01/1999
     3,530,000   Northern California Power Agency,                    3,594,634
                 Geothermal Project No. 3 Series B,
                 AMBAC, 5.00%, 07/01/1999
     2,475,000   Santa Clara Unified School                           2,608,897
                 District, California, FGIC,
                 7.00%, 08/01/1999
     2,515,000   Vallejo Unified School District,                     2,677,419
                 California, FGIC, 7.60%, 08/01/1999
     1,965,000   Los Angeles Convention &                             2,059,497
                 Exhibition Center Authority, California
                 Certificates of Participation,
                 AMBAC, 6.60%, 08/15/1999
     1,535,000   University of California Revenue                     1,705,723
                 Series C, AMBAC,
                 10.00%, 09/01/1999
     4,285,000   Modesto Irrigation District                          4,337,963
                 Financing Authority, California
                 Series A, MBIA, 4.50%, 10/01/1999
     2,695,000   Riverside, California                                2,737,500
                 Certificates of Participation,
                 1997 Lease Refunding Project,
                 MBIA, 4.75%, 11/01/1999
                 (Note F, p. 20)
     1,085,000   Los Angeles County Board of                          1,104,736
                 Education, California
                 Certificates of Participation,
                 Local Educational Agencies,
                 Pooled Capital Projects Series A,
                 MBIA, 4.75%, 03/01/2000
     2,885,000   California Health Facilities                         2,936,786
                 Financing Authority, Catholic
                 Healthcare West Series A, MBIA,
                 4.75%, 07/01/2000
                 (Note F, p. 20)
     1,000,000   Sacramento Municipal Utility                         1,025,680
                 District, California Series L,
                 AMBAC, 5.00%, 07/01/2000
     1,000,000   Los Angeles County Metropolitan                      1,038,550
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, MBIA,
                 5.50%, 07/01/2000

     2,530,000   Northern California Power Agency,                    2,627,531
                 Geothermal Project No. 3 Series B,
                 AMBAC, 5.50%, 07/01/2000
     3,015,000   Riverside, California                                3,075,390
                 Certificates of Participation,
                 1997 Lease Refunding Project,
                 MBIA, 4.75%, 11/01/2000
                 (Note F, p. 20)
     1,575,000   Las Virgenes Municipal Water                     $   1,791,988
                 District, California Certificates
                 of Participation, MBIA,
                 8.75%, 11/01/2000
     1,000,000   California Health Facilities                         1,032,610
                 Financing Authority, Sutter
                 Health Series C, FSA,
                 5.00%, 08/15/2002
                 (Note F, p. 20)
     5,025,000   San Diego County, California                         5,290,370
                 Certificates of Participation,
                 AMBAC, 5.25%, 09/01/2005
     1,390,000   South Orange County Public                           1,642,716
                 Finance Authority, California
                 Special Tax Revenue Series A,
                 MBIA, 7.00%, 09/01/2006
     1,590,000   San Diego County Regional                            1,644,648
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC, 5.00%, 04/01/2007
     1,200,000   San Francisco City & County                          1,279,992
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 12A, FGIC, AMT,
                 5.625%, 05/01/2007
     3,000,000   Los Angeles Department of                            3,169,020
                 Airports, California Airport
                 Revenue Series A, FGIC,
                 5.375%, 05/15/2007
     4,765,000   California State, AMBAC,                             5,004,632
                 5.20%, 06/01/2007
     4,520,000   South Orange County Public                           5,549,882
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC,
                 7.50%, 08/15/2007
     1,435,000   Riverside, California                                1,532,193
                 Certificates of Participation,
                 1997 Lease Refunding Project,
                 MBIA, 5.50%, 11/01/2007
                 (Note F, p. 20)

     2,910,000   Contra Costa Transportation                          3,231,148
                 Authority, California Sales Tax
                 Revenue Series A, FGIC,
                 6.00%, 03/01/2008
     2,360,000   San Diego County Regional                            2,476,513
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC, 5.25%, 04/01/2008
     3,885,000   Long Beach, California Harbor                        4,246,422
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008
     2,815,000   Riverside, California Sewer                          3,372,539
                 Revenue, FGIC, 7.00%, 08/01/2008

16   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,510,000   Castaic Lake Water Agency,                       $   1,840,886
                 California Certificates of
                 Participation, Water Systems
                 Improvement Project Series A,
                 MBIA, 7.25%, 08/01/2008
     2,825,000   San Francisco City & County                          2,968,905
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 12A, FGIC, AMT,
                 5.625%, 05/01/2009
     1,475,000   Los Angeles Department of                            1,550,402
                 Airports, California Airport
                 Revenue Series A, FGIC,
                 5.50%, 05/15/2009
     1,405,000   Riverside County Transportation                      1,560,758
                 Commission, California Sales Tax
                 Revenue Series A, FGIC,
                 6.00%, 06/01/2009
     1,000,000   Redding Joint Powers Financing                       1,133,040
                 Authority, California Electric
                 System Revenue Series A, MBIA,
                 6.25%, 06/01/2009
     2,735,000   Northern California Power Agency,                    2,990,996
                 Geothermal Project No. 3 Series A,
                 AMBAC, 5.80%, 07/01/2009
     1,100,000   South Orange County Public Finance                   1,415,546
                 Authority, California Special Tax
                 Revenue, Foothill Area Series C,
                 FGIC, 8.00%, 08/15/2009
     2,000,000   Los Angeles, California Wastewater                   2,076,160
                 System Revenue Series D,
                 FGIC, 5.375%, 11/01/2009

     2,365,000   San Francisco City & County                          2,422,470
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 10A, MBIA, AMT,
                 5.35%, 05/01/2010
       600,000   Los Angeles Department of                              633,906
                 Airports, California Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010
     1,320,000   East Bay Municipal Utility                           1,328,250
                 District, California Water System
                 Revenue, MBIA, 5.00%, 06/01/2010
     3,000,000   Riverside, California Sewer                          3,028,110
                 Revenue, FGIC, 5.00%, 08/01/2010
     1,175,000   San Jose Redevelopment Agency,                       1,308,797
                 California Tax Allocation Merged
                 Area Redevelopment Project, MBIA,
                 6.00%, 08/01/2010
     1,000,000   Castaic Lake Water Agency,                           1,227,130
                 California Certificates of
                 Participation, Water Systems
                 Improvement Project Series A,
                 MBIA, 7.25%, 08/01/2010
     1,000,000   Los Angeles Convention &                         $   1,109,050
                 Exhibition Center Authority,
                 California Lease Revenue, MBIA,
                 6.00%, 08/15/2010
     1,375,000   Sacramento County, California                        1,374,904
                 Certificates of Participation,
                 Public Facilities Project, MBIA,
                 5.00%, 02/01/2011
     1,000,000   Kern High School District,                           1,135,750
                 California Series A, MBIA,
                 6.30%, 02/01/2011
     1,000,000   University of California Revenue                       999,950
                 Series C, AMBAC, 5.00%, 09/01/2011
     2,145,000   San Francisco City & County                          2,186,356
                 Airport Commission, California
                 International Airport Revenue 2nd
                 Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012
     1,000,000   Los Angeles County Metropolitan                      1,011,940
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series B, AMBAC, 5.30%, 07/01/2012
     1,000,000   Los Angeles Convention &                               990,830
                 Exhibition Center Authority,
                 California Lease Revenue, MBIA,
                 5.125%, 08/15/2013
     1,000,000   University of California Revenue                       982,730
                 Series C, AMBAC, 5.00%, 09/01/2013

     1,340,000   Los Angeles Unified School                           1,485,805
                 District, California Series A,
                 FGIC, 6.00%, 07/01/2014
     1,195,000   Culver City Redevelopment Finance                    1,247,616
                 Authority, California Tax
                 Allocation, AMBAC, 5.50%, 11/01/2014
     1,725,000   Long Beach, California Water                         1,851,960
                 Revenue Series A, MBIA,
                 5.75%, 05/01/2015 (Note F, p. 20)
     1,000,000   San Jose Redevelopment Agency,                       1,103,240
                 California Tax Allocation Merged
                 Area Redevelopment Project, MBIA,
                 6.00%, 08/01/2015
     1,000,000   California Special Districts                         1,035,500
                 Association Finance Corporation,
                 Certificates of Participation
                 Series Z, FSA, 5.50%, 08/01/2017
     1,000,000   Los Angeles Convention &                               993,110
                 Exhibition Center Authority,
                 California Lease Revenue Series A,
                 MBIA, 5.375%, 08/15/2018
     1,660,000   Fresno, California Sewer Revenue                     1,668,532
                 Series A-1, AMBAC, 5.25%, 09/01/2019
     2,630,000   California State Public Works                        2,540,948
                 Board Lease Revenue, Department
                 of Corrections, State Prison
                 Series A, AMBAC, 5.00%, 12/01/2019

                      Schedule of Investments--Municipal Bond Portfolios     17

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   Sacramento Municipal Utility                     $    911,990
                 District, California Series G,
                 MBIA, 4.75%, 09/01/2021
     1,915,000   Los Angeles, California Wastewater                   1,861,131
                 System Revenue Series D,
                 FGIC, 5.20%, 11/01/2021
                                                                  -------------
Total Insured (Cost $133,555,992)                                   139,207,688
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           15.39%
-------------------------------------------------------------------------------
State General Obligations: 5.02%
     2,140,000   Puerto Rico Commonwealth,                            2,151,706
                 4.55%, 07/01/1998
     1,000,000   California State,                                    1,046,300
                 8.60%, 10/01/1998
     1,000,000   California State,                                    1,047,750
                 8.75%, 10/01/1998

     1,295,000   California State,                                    1,358,222
                 7.00%, 06/01/1999
     4,900,000   Puerto Rico Commonwealth,                            5,012,357
                 5.50%, 07/01/1999
     3,335,000   California State,                                    3,737,301
                 9.00%, 06/01/2000
     1,000,000   California State,                                    1,083,500
                 6.70%, 04/01/2001
     1,300,000   District of Columbia Series A,                       1,362,309
                 5.90%, 06/01/2002
     1,020,000   California State, Veterans Series AW,                1,055,761
                 AMT, 7.25%, 04/01/2003
     2,500,000   California State,                                    2,794,250
                 6.20%, 09/01/2005
                                                                  -------------
Total State General Obligations
(Cost $20,121,135)                                                   20,649,456
                                                                  -------------
Local General Obligations: 2.74%
     1,045,000   East Bay Regional Park District,                     1,138,412
                 California Series B,
                 8.75%, 09/01/1999
     2,235,000   Los Angeles County Public Works                      2,287,478
                 Authority, California Capital
                 Construction Series A,
                 5.10%, 03/01/2007
     1,000,000   East Bay Municipal Utility District,                 1,022,820
                 California Special District No. 1
                 Series E, 5.45%, 04/01/2010
     3,110,000   Los Angeles County Public Works                      3,088,852
                 Authority, California Capital
                 Construction, 5.00%, 03/01/2011
     1,000,000   Kern High School District,                           1,214,470
                 California, 7.10%, 08/01/2011
     2,480,000   Los Angeles, California Series A,                    2,515,117
                 5.25%, 09/01/2011
                                                                  -------------
Total Local General Obligations
(Cost $10,754,758)                                                   11,267,149
                                                                  -------------
Tax Lease: 6.04%
     4,040,000   Los Angeles Municipal                            $   4,075,754
                 Improvement Corp., California
                 Certificates of Participation,
                 4.50%, 12/01/1998
     1,065,000   California State Public Works                        1,079,985
                 Board Lease Revenue, Community
                 Colleges Series A, 5.00%, 04/01/1999
     1,215,000   San Diego County Unified School                      1,228,948
                 District, California Certificates
                 of Participation, Project Phase XII
                 Series B, 4.50%, 07/01/1999

     1,130,000   Cupertino, California                                1,147,063
                 Certificates of Participation
                 Series A, 4.875%, 01/01/2000
     5,340,000   California State Public Works                        5,479,214
                 Board Lease Revenue, Community
                 Colleges Series A, 5.00%, 04/01/2001
     1,595,000   Ukiah Unified School District,                       1,643,935
                 California Certificates of
                 Participation, 5.60%, 09/01/2001
     1,000,000   Los Angeles State Building                           1,068,240
                 Authority, California Lease
                 Revenue, 5.50%, 05/01/2007
     2,520,000   San Francisco State Building                         2,596,507
                 Authority, California Lease
                 Revenue Series A,
                 5.125%, 10/01/2007
     1,010,000   Gilroy Unified School District,                      1,069,428
                 California Certificates of
                 Participation, 5.85%, 07/01/2008
       725,000   San Francisco City & County                            743,052
                 Parking Authority, California,
                 7.50%, 12/01/2008
     2,590,000   Taft Public Financing Authority,                     2,725,561
                 California Lease Revenue,
                 Community Correctional Facility
                 Project A, 5.95%, 01/01/2011
     2,000,000   Sacramento City Finance Authority,                   2,015,700
                 California Lease Revenue Series B,
                 5.40%, 11/01/2020
                                                                  -------------
Total Tax Lease (Cost $24,026,347)                                   24,873,387
                                                                  -------------
Special Tax: 1.59%
     2,005,000   Puerto Rico Highway & Transit                        2,019,717
                 Authority, 5.00%, 07/01/1998
     1,000,000   Los Angeles County Metropolitan                      1,023,110
                 Transportation Authority, California
                 Series A, 4.90%, 07/01/2000
     1,300,000   Los Angeles County Transportation                    1,484,899
                 Commission, California Series A,
                 6.40%, 07/01/2006

18   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,955,000   Pomona Public Financing                          $   2,011,362
                 Authority, California Revenue,
                 Southwest Pomona Redevelopment,
                 5.50%, 02/01/2008
                                                                  -------------
Total Special Tax (Cost $6,113,039)                                   6,539,088
                                                                  -------------
Total Tax Supported (Cost $61,015,279)                               63,329,080
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 14.13%
-------------------------------------------------------------------------------
Airport Revenue: 0.34%
       500,000   Denver City & County, Colorado                         552,465
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
       200,000   Denver City & County, Colorado                         233,552
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012
       500,000   Denver City & County, Colorado                         621,025
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                                  -------------

Total Airport Revenue (Cost $1,201,562)                               1,407,042
                                                                  -------------
Electric Revenue: 1.25%
     1,250,000   Los Angeles Department of Water &                    1,378,300
                 Power, California, Electric Plant
                 Revenue 2nd Issue,
                 9.00%, 12/15/1999
     1,000,000   Los Angeles Department of Water &                    1,159,880
                 Power, California, Electric Plant
                 Revenue 2nd Issue,
                 8.00%, 08/15/2002
     2,100,000   Los Angeles Department of Water &                    2,604,441
                 Power, California, Electric Plant
                 Revenue 2nd Issue,
                 9.00%, 10/15/2003

                                                                  -------------
Total Electric Revenue (Cost $5,041,448)                              5,142,621
                                                                  -------------
Higher Education Revenue: 1.35%
     1,000,000   University of California, Research                   1,031,220
                 Facilities Revenue Series B,
                 7.50%, 09/01/1998

       685,000   California Educational Facilities                      734,800
                 Authority, University of Southern
                 California Series B,
                 7.85%, 10/01/1999
     1,035,000   California Educational Facilities                    1,063,628
                 Authority, Stanford University
                 Series M, 5.25%, 12/01/1999
     2,540,000   California Educational Facilities                    2,710,637
                 Authority, University of Southern
                 California Series A,
                 5.50%, 10/01/2008
                                                                  -------------
Total Higher Education Revenue
(Cost $5,315,308)                                                     5,540,285
                                                                  -------------
Water/Sewer Revenue: 6.03%
     2,175,000   Metropolitan Water District of                   $   2,209,017
                 Southern California Waterworks
                 Revenue, 4.85%, 07/01/1999
     2,455,000   Los Angeles Department of Water &                    2,749,109
                 Power, California, Waterworks
                 Revenue 2nd Issue,
                 9.00%, 05/15/2000
     1,000,000   Metropolitan Water District of                       1,076,620
                 Southern California Series A,
                 7.00%, 07/01/2000
     1,050,000   California State Department of                       1,191,246
                 Water Resources Series M,
                 8.50%, 12/01/2000
     2,500,000   Metropolitan Water District of                       2,625,050
                 Southern California Series A,
                 5.50%, 07/01/2008
     2,420,000   Los Angeles County Sanitation                        2,511,089
                 District Financing Authority,
                 California Series A, 5.25%, 10/01/2008
     2,700,000   California State Department of                       2,876,067
                 Water Resources, Central Valley
                 Project, Water System Revenue
                 Series T, 5.50%, 12/01/2008
                 (Note F, p. 20)
     1,000,000   Orange County Water District,                        1,021,680
                 California Certificates of
                 Participation Series A,
                 5.50%, 08/15/2010
     2,460,000   San Francisco City & County                          2,449,570
                 Public Utilities Commission,
                 California, Waterworks Revenue
                 Series A, 5.00%, 11/01/2012
     2,285,000   California State Department of                       2,226,298
                 Water Resources, Water System
                 Revenue Series O, 5.00%, 12/01/2015

     3,660,000   Metropolitan Water District of                       3,890,909
                 Southern California Series A,
                 5.75%, 07/01/2021
                                                                  -------------
Total Water/Sewer Revenue
(Cost $23,333,455)                                                   24,826,655
                                                                  -------------
Miscellaneous Revenue: 2.24%
     1,000,000   Puerto Rico Highway & Transit                        1,029,000
                 Authority Series U,
                 5.875%, 07/01/1999
     1,235,000   Western Placer Waste Management                      1,277,212
                 Authority, California Revenue,
                 AMT, 6.25%, 07/01/2000
     6,485,000   Los Angeles Harbor Department                        6,889,210
                 Revenue, California Series B, AMT,
                 5.75%, 08/01/2009
                                                                  -------------
Total Miscellaneous Revenue
(Cost $8,999,121)                                                     9,195,422
                                                                  -------------

                       Schedule of Investments--Municipal Bond Portfolios    19

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
Industrial Development/Pollution Control Revenue: 2.92%
       650,000   Missouri State Environmental                     $     665,340
                 Improvement & Energy Resource
                 Authority, Chrysler Corporation
                 Project, 5.70%, 10/01/1999
     1,330,000   Schuylkill County Industrial                         1,351,001
                 Development Authority,
                 Pennsylvania, Energy Reserves,
                 AMT, 6.50%, 01/01/2010
     9,735,000   California Pollution Control                        10,007,483
                 Financing Authority, Pacific Gas
                 & Electric Co. Series B, AMT,
                 8.875%, 01/01/2010
                                                                  -------------
Total Industrial Development/Pollution Control Revenue
(Cost $11,918,745)                                                   12,023,824
                                                                  -------------
Total Revenue (Cost $55,809,639)                                     58,135,849
                                                                  -------------

-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $408,427,630)          102.27%             $420,721,799
(Note G, below)
Cash and Other Assets, Less Liabilities         (2.27)               (9,337,370)
                                               ------             -------------
Net Assets (Equivalent to $13.90
per share based on 29,590,176
shares of capital stock outstanding)           100.00%             $411,384,429
                                               ======             =============
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $2,100,000 principal amount segregated as collateral for when-issued securities
(C) $6,560,000 principal amount segregated as collateral for when-issued securities
(D) $7,950,000 principal amount segregated as collateral for when-issued securities
(E) $6,600,000 principal amount segregated as collateral for when-issued securities
(F) When-issued security
(G) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein New York Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   1.07%
-------------------------------------------------------------------------------
Repurchase Agreement: 0.03%
       174,000   State Street Bank & Trust Co.,                   $     174,000
                 Repurchase Agreement, Dated
                 09/30/1997, 5.20%, maturing
                 10/01/1997 for $174,025, Collateral
                 175,000 principal amount U.S.
                 Treasury Note, 5.875%, 04/30/1998
                 Value $179,630
                                                                  -------------
Total Repurchase Agreement (Cost $174,000)                              174,000
                                                                  -------------
Tax Exempt Variable-Rate Demand Notes: 1.04%
     1,200,000   New York State Energy Research &                     1,200,000
                 Development Authority, Pollution
                 Control Revenue, Niagara Mohawk
                 Power Series A, Daily Floater,
                 Putable Daily, 4.05%, 07/01/2015
     1,700,000   New York State Energy Research &                     1,700,000
                 Development Authority, Niagara
                 Mohawk Power Series, Daily
                 Floater, Putable Daily, AMT,
                 4.10%, 12/01/2023
     3,600,000   Babylon, New York Industrial                         3,600,000
                 Development Agency, Resource
                 Recovery Revenue, Daily Floater,
                 Putable Daily, 3.85%, 12/01/2024
       500,000   New York State Energy Research &                       500,000
                 Development Authority, Pollution Control
                 Revenue, New York Electric & Gas
                 Series D, 3.70%, 10/01/2029
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $7,000,000)                                                     7,000,000
                                                                  -------------
Total Short-Term Investments (Cost $7,174,000)                        7,174,000
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                              1.03%
-------------------------------------------------------------------------------
     7,090,930   3.375%, 01/15/2007                                   6,960,187
                                                                  -------------
Total U.S. Treasury Inflation Protection Security
(Cost $6,899,662)                                                     6,960,187
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    29.18%
-------------------------------------------------------------------------------
     1,300,000   New York State Housing Finance                       1,330,134
                 Agency, State University Series A,
                 7.90%, 05/01/2002,
                 Prerefunded 11/01/1997 @102
     2,135,000   New York City Series A,                              2,174,412
                 8.25%, 11/01/2002,
                 Prerefunded 11/01/1997 @101.50

*See Note 1, page 28 in Notes to Financial Statements.

20   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,070,000   New York City Series A,                          $   3,127,256
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @101.50
     1,000,000   Triborough Bridge & Tunnel                           1,023,890
                 Authority, New York Special
                 Obligation Series A,
                 7.50%, 01/01/2001,
                 Prerefunded 01/01/1998 @101.50
     1,105,000   New York State Urban Development                     1,137,542
                 Corp., Correctional Facilities
                 Series D, 7.75%, 01/01/2013,
                 Prerefunded 01/01/1998 @102
     3,000,000   MTA, New York Transit Facilities                     3,151,950
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @102
     4,675,000   MTA, New York Transit Facilities                     4,911,789
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @102
     1,000,000   New York City Series I, FGIC,                        1,027,410
                 6.90%, 08/15/1998,
                 Escrowed to Maturity

     1,000,000   New York State Medical Care                          1,052,270
                 Facilities Finance Authority,
                 Hospital & Nursing Home Series C,
                 7.60%, 02/15/2008,
                 Prerefunded 08/15/1998 @102
     3,440,000   Albany Parking Authority, New                        3,546,812
                 York, 6.875%, 11/01/2016,
                 Prerefunded 11/01/1998 @100
     5,150,000   New York State Housing Finance                       5,469,248
                 Agency, State University Series A,
                 8.00%, 11/01/2006,
                 Prerefunded 11/01/1998 @102
     1,000,000   New York State Housing Finance                       1,063,040
                 Agency, State University Series A,
                 8.10%, 11/01/2010,
                 Prerefunded 11/01/1998 @102
       330,000   Nassau County, New York Series L,                      339,649
                 FGIC, 6.30%, 11/15/1998,
                 Escrowed to Maturity
     1,275,000   Triborough Bridge & Tunnel                           1,347,853
                 Authority, New York Toll Revenue
                 Series O, 7.50%, 01/01/2011,
                 Prerefunded 01/01/1999 @101.50
     1,090,000   Triborough Bridge & Tunnel                           1,154,910
                 Authority, New York Toll Revenue
                 Series O, 7.70%, 01/01/2019,
                 Prerefunded 01/01/1999 @101.50
     1,360,000   New York State Medical Care                          1,447,897
                 Facilities Finance Authority,
                 Mental Health Services,
                 7.40%, 08/15/2007,
                 Prerefunded 02/15/1999 @102
    10,120,000   Battery Park City Authority, New                 $  10,513,668
                 York Revenue, 6.50%, 05/01/2020,
                 Prerefunded 05/01/1999 @100
     3,235,000   Battery Park City Authority, New                     3,480,504
                 York Revenue, 7.70%, 05/01/2015,
                 Prerefunded 05/01/1999 @102
     6,415,000   New York State Dormitory                             6,695,272
                 Authority, State University
                 Series A, 6.75%, 05/15/2018,
                 Prerefunded 05/15/1999 @100
     4,315,000   New York State Dormitory                             4,609,671
                 Authority, State University
                 Series A, 7.125%, 05/15/2017,
                 Prerefunded 05/15/1999 @102
     1,000,000   Suffolk County Water Authority,                      1,068,720
                 New York, 7.125%, 06/01/2015,
                 Prerefunded 06/01/1999 @102
     1,000,000   New York City Series B,                              1,063,910
                 8.00%, 06/01/1999,
                 Escrowed to Maturity

     2,625,000   New York City Municipal Water                        2,806,676
                 Finance Authority Series A,
                 7.375%, 06/15/2009,
                 Prerefunded 06/15/1999 @101.50
     3,425,000   New York City Municipal Water                        3,662,044
                 Finance Authority Series A,
                 7.375%, 06/15/2009,
                 Prerefunded 06/15/1999 @101.50
     3,095,000   MAC New York Series 67,                              3,258,385
                 7.20%, 07/01/1999,
                 Escrowed to Maturity
     1,000,000   Albany County, New York,                             1,057,350
                 7.00%, 10/01/1999,
                 Escrowed to Maturity
     1,000,000   Nassau County, New York Series H,                    1,062,270
                 AMBAC, 7.20%, 10/15/1999,
                 Escrowed to Maturity
     1,400,000   Nassau County, New York Series J,                    1,489,894
                 FGIC, 7.30%, 10/15/1999,
                 Escrowed to Maturity
     1,000,000   Triborough Bridge & Tunnel                           1,042,010
                 Authority, New York Toll Revenue
                 Series R, 6.00%, 01/01/2020,
                 Prerefunded 01/01/2000 @100
     2,000,000   New York State Urban Development                     2,163,100
                 Corp., Correctional Facilities
                 Series G, 7.00%, 01/01/2017,
                 Prerefunded 01/01/2000 @102
     6,700,000   New York State Medical Care                          7,335,361
                 Facilities Finance Agency Series B,
                 7.45%, 02/15/2029,
                 Prerefunded 02/15/2000 @102
     6,020,000   New York City Series A,                              6,551,084
                 7.25%, 03/15/2020,
                 Prerefunded 03/15/2000 @101.50

                       Schedule of Investments--Municipal Bond Portfolios    21

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,765,000   New York City Series A,                           $  4,140,634
                 7.75%, 03/15/2004,
                 Prerefunded 03/15/2000 @101.50
     1,000,000   New York State Dormitory                             1,097,420
                 Authority, State University
                 Series B, 7.25%, 05/15/2015,
                 Prerefunded 05/15/2000 @102
    17,075,000   New York State Dormitory                            18,927,467
                 Authority, State University
                 Series A, 7.70%, 05/15/2012,
                 Prerefunded 05/15/2000 @102

     5,000,000   New York City Municipal Water                        5,462,750
                 Finance Authority, Water & Sewer
                 Systems Revenue Series A,
                 7.25%, 06/15/2015,
                 Prerefunded 06/15/2000 @101.50
     1,000,000   New York State Dormitory                             1,109,240
                 Authority, City University Systems
                 Series A, 7.625%, 07/01/2020,
                 Prerefunded 07/01/2000 @102
       420,000   New York State Dormitory                               462,941
                 Authority, City University Systems
                 Series A, 7.875%, 07/01/2002,
                 Prerefunded 07/01/2000 @100.50
     9,540,000   New York State Dormitory                            10,656,752
                 Authority, City University Systems
                 Series F, 7.875%, 07/01/2007,
                 Prerefunded 07/01/2000 @102
     1,000,000   MTA, New York Commuter Facilities                    1,111,190
                 Service Contract Series 4,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @101.50
     2,250,000   MTA, New York Transit Facilities                     2,500,178
                 Service Contract Series 4,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @101.50
     3,950,000   New York State Dormitory                             4,406,896
                 Authority, City University Systems
                 Series F, 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @102
     2,475,000   New York State Housing Finance                       2,773,039
                 Agency, Service Contract
                 Obligation Revenue Series A,
                 7.80%, 09/15/2020,
                 Prerefunded 09/15/2000 @102
     3,500,000   Virgin Islands Public Finance                        3,852,205
                 Authority Series B, 7.25%, 10/01/2007,
                 Prerefunded 10/01/2000 @101
     2,000,000   New York State Medical Care                          2,225,120
                 Facilities Finance Authority,
                 Mental Health Services Series A,
                 8.00%, 11/01/2000, Escrowed to Maturity
     5,065,000   New York State Urban Development                     5,419,246
                 Corp., Correctional Facilities
                 Series 2, 6.50%, 01/01/2021,
                 Prerefunded 01/01/2001 @100
     1,680,000   Triborough Bridge & Tunnel                       $   1,844,775
                 Authority, New York Toll Revenue
                 Series S, 7.00%, 01/01/2011,
                 Prerefunded 01/01/2001 @101.50
       340,000   New York State Power Authority                         362,875
                 Series C, 9.50%, 01/01/2001,
                 Escrowed to Maturity

     9,310,000   New York State Local Government                     10,394,615
                 Assistance Corp. Series B,
                 7.25%, 04/01/2006,
                 Prerefunded 04/01/2001 @102
     2,665,000   New York State Local Government                      2,975,472
                 Assistance Corp. Series A,
                 7.25%, 04/01/2018,
                 Prerefunded 04/01/2001 @102
     2,570,000   New York State Local Government                      2,890,094
                 Assistance Corp. Series B,
                 7.50%, 04/01/2020,
                 Prerefunded 04/01/2001 @102
     2,050,000   New York City Series B,                              2,271,380
                 7.00%, 06/01/2015,
                 Prerefunded 06/01/2001 @101.50
     9,185,000   New York City Municipal Water                       10,067,770
                 Finance Authority Series A,
                 6.75%, 06/15/2017,
                 Prerefunded 06/15/2001 @101
     1,500,000   New York State Thruway Authority                     1,626,285
                 Service Contract, 6.25%, 04/01/2004,
                 Prerefunded 04/01/2002 @101
     2,695,000   New York State Medical Care                          2,944,234
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA, 6.35%, 02/15/2012,
                 Prerefunded 02/15/2003 @102
     4,670,000   Niagara Falls Bridge Commission,                     5,305,120
                 New York Toll Revenue,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity
                                                                  -------------
Total Prerefunded/Escrowed
(Cost $193,350,062)                                                 195,993,679
                                                                  -------------
-------------------------------------------------------------------------------
INSURED:                                                                 25.65%
-------------------------------------------------------------------------------
     1,000,000   New York City Industrial Development                 1,002,160
                 Agency, USTA National Tennis
                 Center, FSA, 5.30%, 11/15/1997
     1,000,000   New York State Thruway Authority,                    1,006,250
                 Highway & Bridge Trust Fund
                 Series A, AMBAC, 5.00%, 04/01/1998
       490,000   New York State Dormitory                               498,492
                 Authority, Mount Sinai School of
                 Medicine, MBIA, 6.00%, 07/01/1998
     3,000,000   New York State Dormitory                             3,081,840
                 Authority, City University Series A,
                 FGIC, 7.40%, 07/01/1998

22   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,830,000   Nassau County, New York Series Q,                $   3,865,964
                 FGIC, 5.00%, 08/01/1998
     1,000,000   Nassau County, New York Series O,                    1,014,420
                 FGIC, 5.625%, 08/01/1998
     3,710,000   New York City Industrial Development                 3,780,564
                 Agency, USTA National Tennis
                 Center, FSA, 5.50%, 11/15/1998
     1,570,000   Brookhaven, New York, MBIA,                          1,601,196
                 5.70%, 11/15/1998
     1,000,000   Suffolk County, New York Series A,                   1,017,370
                 AMBAC, 5.00%, 06/15/1999
     2,550,000   Suffolk County, New York Series D,                   2,591,947
                 FGIC, 4.875%, 08/01/1999
     4,420,000   Nassau County, New York Series W,                    4,469,858
                 FGIC, 4.50%, 09/01/1999
     7,130,000   Nassau County, New York Series T,                    7,291,708
                 FGIC, 5.125%, 09/01/1999
     3,620,000   Nassau County, New York Series U,                    3,709,016
                 AMBAC, 5.125%, 11/01/1999
     5,035,000   New York City Trust Cultural                         5,125,479
                 Resource Revenue, Museum of
                 Modern Art Series 1, AMBAC,
                 5.00%, 01/01/2000
     5,325,000   New York City Health & Hospital                      5,397,686
                 Corp. Series A, Connie Lee,
                 4.875%, 02/15/2000
     1,000,000   New York State Thruway Authority,                    1,015,020
                 Highway & Bridge Trust Fund
                 Series A, AMBAC, 4.75%, 04/01/2000
     2,255,000   Nassau County, New York Series Q,                    2,314,600
                 FGIC, 5.00%, 08/01/2000
     1,925,000   Suffolk County, New York Series A,                   2,304,417
                 FGIC, 9.50%, 10/01/2001
     1,340,000   New York State Dormitory                             1,632,133
                 Authority, City University Series D,
                 FGIC, 8.75%, 07/01/2003
     1,000,000   Niagara Frontier Authority, New                      1,055,890
                 York Airport Revenue, Greater
                 Buffalo International Airport,
                 AMBAC, AMT, 5.75%, 04/01/2004
     3,615,000   New York State Project Finance                       3,684,733
                 Agency, HUD Section 236-Series A,
                 FSA, 4.95%, 11/01/2006
     2,025,000   New York State Urban Development                     2,068,457
                 Corp., Correctional Facilities
                 Revenue, AMBAC, 5.00%, 01/01/2007

     4,285,000   Suffolk County, New York,                            4,718,428
                 Southwest Sewer District, MBIA,
                 6.00%, 02/01/2007
     1,810,000   New York State Local Government                      1,998,747
                 Assistance Corp. Series A, AMBAC,
                 6.00%, 04/01/2007
     4,960,000   New York State Dormitory Authority,                  5,212,414
                 State University Series B, FGIC,
                 5.375%, 05/15/2007
     4,000,000   Westchester County Industrial                    $   4,220,680
                 Development Agency, New York
                 Resource Recovery Revenue Series A,
                 AMBAC, 5.60%, 07/01/2007
     1,000,000   MTA, New York Commuter Facilities                    1,103,900
                 Series A, MBIA, 6.00%, 07/01/2007
     1,500,000   New York State Dormitory                             1,649,685
                 Authority, Rochester Institute of
                 Technology, MBIA, 6.00%, 07/01/2007
     2,500,000   MTA, New York Transit Authority                      2,759,750
                 Series C-1, FGIC, 6.00%, 07/01/2007
     2,500,000   MTA, New York Commuter Facilities                    2,785,375
                 Series A, MBIA, 6.10%, 07/01/2007
     2,400,000   MTA, New York Transit Facilities                     2,709,264
                 Series K, MBIA, 6.30%, 07/01/2007
     2,880,000   Yonkers, New York Series C, AMBAC,                   2,940,365
                 5.00%, 08/01/2007
     1,265,000   New York State Urban Development                     1,345,378
                 Corp., Correctional Facilities
                 Series A, AMBAC, 5.50%, 01/01/2008
     1,270,000   Babylon, New York Series A, AMBAC,                   1,748,028
                 9.20%, 01/15/2008
     2,000,000   MTA, New York Dedicated Tax                          2,055,640
                 Series A, MBIA, 5.10%, 04/01/2008
     2,200,000   New York State Dormitory                             2,343,770
                 Authority, State University
                 Series A, AMBAC, 5.50%, 05/15/2008
     4,200,000   Suffolk County, New York,                            4,328,646
                 Waterworks Authority Revenue,
                 MBIA, 5.10%, 06/01/2008
     1,485,000   New York State Dormitory                             1,502,954
                 Authority, New York University
                 Series B, MBIA, 5.00%, 07/01/2008
     1,910,000   MTA, New York Transit Facilities                     2,067,441
                 Service Contract Series O, AMBAC,
                 5.75%, 07/01/2008
     4,575,000   New York State Series B, AMBAC,                      4,844,879
                 5.625%, 08/15/2008
     2,800,000   New York State Thruway Authority,                    2,972,844
                 General Revenue Series C, FGIC,
                 5.75%, 01/01/2009

     6,635,000   New York State Thruway Authority,                    6,804,524
                 Highway & Bridge Trust Fund
                 Series A, MBIA, 5.25%, 04/01/2009
     2,165,000   New York State Thruway Authority,                    2,228,456
                 Highway & Bridge Trust Fund
                 Series B, MBIA, 5.30%, 04/01/2009
     4,055,000   New York State Dormitory                             4,320,156
                 Authority, State University
                 Series A, FGIC, 5.50%, 05/15/2009
     1,175,000   New York City Municipal Water                        1,245,641
                 Finance Authority Series A, MBIA,
                 5.75%, 06/15/2009

                      Schedule of Investments--Municipal Bond Portfolios     23

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   New York State Dormitory                         $   1,088,200
                 Authority, City University Series A,
                 AMBAC, 5.75%, 07/01/2009
     8,535,000   New York State Dormitory                             9,287,787
                 Authority, City University Second
                 Series A, FSA, 5.75%, 07/01/2009
     1,495,000   MTA, New York Commuter Facilities                    1,670,648
                 Revenue Series A, MBIA,
                 6.10%, 07/01/2009
     1,550,000   Babylon, New York Waste                              2,128,739
                 Facilities, FGIC, 9.00%, 08/01/2009
     1,000,000   Hempstead Town Industrial                            1,003,330
                 Development Agency, New York,
                 American Ref-Fuel Co. Project,
                 MBIA, 5.00%, 12/01/2009
     1,090,000   Nassau County, New York Series G,                    1,139,759
                 MBIA, 5.40%, 01/15/2010
     1,000,000   New York State Local Government                      1,012,570
                 Assistance Corp. Series A, AMBAC,
                 5.125%, 04/01/2010
     1,000,000   New York State Dormitory                             1,107,270
                 Authority, State University
                 Series A, AMBAC, 6.00%, 07/01/2010
     4,390,000   Port Authority of New York & New                     4,442,460
                 Jersey Revenue, MBIA, AMT,
                 5.25%, 09/01/2010
     3,940,000   MTA, New York Dedicated Tax                          4,448,142
                 Series A, MBIA, 6.25%, 04/01/2011
     3,415,000   New York State Dormitory                             3,394,612
                 Authority, State University
                 Series A, MBIA, 5.00%, 07/01/2011
     4,500,000   Babylon, New York Waste                              6,297,570
                 Facilities, FGIC, 9.00%, 08/01/2011

     2,725,000   New York City Educational                            2,806,941
                 Construction Fund, MBIA,
                 5.50%, 10/01/2011
     1,630,000   Islip, New York Resource Recovery                    1,726,480
                 Agency Revenue Series B, AMBAC,
                 AMT, 6.125%, 07/01/2012
     1,000,000   New York City Municipal Water                        1,096,600
                 Finance Authority Series A, AMBAC,
                 5.875%, 06/15/2013
     1,095,000   Clifton Park, New York Water                         1,063,267
                 Authority, FGIC, 5.00%, 10/01/2014
     1,050,000   New York State Medical Care                          1,126,220
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015
                                                                  -------------
Total Insured (Cost $166,773,224)                                   172,276,760
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           26.02%
-------------------------------------------------------------------------------
State General Obligations: 2.36%
     2,930,000   Puerto Rico Commonwealth,                            2,997,185
                 5.50%, 07/01/1999
     1,500,000   New York State,                                      1,562,670
                 6.20%, 11/01/1999
     1,355,000   New York State,                                  $   1,429,647
                 6.875%, 11/01/1999
     3,730,000   New York State,                                      4,008,370
                 7.80%, 11/15/1999
     4,640,000   New York State,                                      4,725,144
                 5.00%, 03/01/2000
     1,000,000   Puerto Rico Commonwealth,                            1,089,890
                 7.00%, 07/01/2001
                                                                  -------------
Total State General Obligations
(Cost $15,591,457)                                                   15,812,906
                                                                  -------------
Local General Obligations: 7.52%
     1,060,000   White Plains, New York,                              1,131,529
                 9.70%, 12/15/1998
     1,150,000   Manhasset Union Free School                          1,196,805
                 District, New York,
                 7.30%, 01/01/1999
     2,000,000   New York City Series B,                              2,136,680
                 7.40%, 02/01/2000
     1,025,000   Monroe County, New York Series B,                    1,047,109
                 5.00%, 03/01/2000
     6,085,000   Monroe County, New York Series A,                    6,216,254
                 5.00%, 03/01/2000
     9,000,000   New York City Series L,                              9,229,590
                 5.25%, 08/01/2000

     2,000,000   New York City Series D,                              2,090,500
                 7.875%, 08/01/2000
     1,050,000   Manhasset Union Free School                          1,148,332
                 District, New York, 7.30%, 01/01/2001
       615,000   New York City Series C,                                659,200
                 6.30%, 08/01/2002
     1,180,000   New York City Series D,                              1,220,403
                 5.40%, 02/15/2003
     4,265,000   New York City Series B,                              4,754,792
                 7.50%, 02/01/2004
     1,000,000   Westchester County, New York,                        1,171,600
                 7.10%, 12/01/2004
     1,000,000   New York City Series C,                              1,044,460
                 5.60%, 02/01/2005
     1,310,000   New York City Series G,                              1,378,880
                 5.75%, 02/01/2006
     1,000,000   New York City Series I,                              1,088,110
                 6.25%, 04/15/2006
     1,300,000   Westchester County, New York                         1,516,385
                 Series A, 6.75%, 02/01/2007
     5,315,000   New York City Series B,                              5,745,037
                 6.30%, 08/15/2008
     2,600,000   Onondaga County, New York,                           2,826,434
                 5.70%, 04/01/2009
     1,940,000   Onondaga County, New York,                           2,100,729
                 5.70%, 04/01/2010
     2,600,000   Onondaga County, New York,                           2,800,928
                 5.70%, 04/01/2011
                                                                  -------------
Total Local General Obligations
(Cost $47,866,266)                                                   50,503,757
                                                                  -------------

24   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
Tax Lease: 8.36%
       525,000   New York State Medical Care                      $     532,124
                 Facilities Finance Authority,
                 Brookdale Medical Center Secured
                 Hospital Program Series A,
                 5.95%, 08/15/1998
     2,535,000   New York State Medical Care                          2,555,153
                 Facilities Finance Authority,
                 Mental Health Services Series F,
                 4.60%, 08/15/1999
     1,550,000   New York State Urban Development                     1,571,545
                 Corp., Correctional Facilities,
                 5.00%, 01/01/2000

       525,000   New York State Energy Research &                       543,632
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 6.00%, 04/01/2000
       855,000   New York State Dormitory                               892,928
                 Authority, City University Series D,
                 7.50%, 07/01/2000
     1,000,000   New York State Medical Care                          1,046,970
                 Facilities Finance Authority,
                 Brookdale Medical Center Secured
                 Hospital Program Series A,
                 6.35%, 08/15/2000
     1,920,000   MTA, New York Transit Facilities                     1,976,294
                 Service Contract Series O,
                 5.25%, 07/01/2001
     3,505,000   MTA, New York Commuter Facilities                    3,607,767
                 Service Contract Series O,
                 5.25%, 07/01/2001
       720,000   New York State Medical Care                            768,895
                 Facilities Finance Authority,
                 Mental Health Services Series F,
                 6.20%, 02/15/2003
     2,000,000   New York State Thruway Authority                     2,148,260
                 Service Contract,
                 6.20%, 04/01/2003
     2,000,000   New York State Urban Development                     2,136,380
                 Corp., Correctional Facilities
                 Series 5, 6.00%, 01/01/2005
     3,825,000   New York State Dormitory                             3,911,445
                 Authority, State University
                 Series B, 5.25%, 05/15/2005
     1,000,000   MTA, New York Commuter Facilities                    1,020,910
                 Service Contract, 5.30%, 07/01/2005
     1,125,000   MTA, New York Transit Facilities                     1,148,524
                 Service Contract, 5.30%, 07/01/2005
     1,020,000   New York State Dormitory                             1,070,633
                 Authority, City University Series A,
                 5.70%, 07/01/2005
     1,780,000   New York State Dormitory                             1,868,359
                 Authority, City University Series D,
                 5.70%, 07/01/2005
     1,000,000   New York State Dormitory                         $   1,097,440
                 Authority, City University Series U,
                 6.45%, 07/01/2005
     1,000,000   New York State Urban Development                     1,018,670
                 Corp., Correctional Facilities
                 Series 4, 5.25%, 01/01/2006
     3,300,000   New York State Dormitory                             3,416,490
                 Authority, State University
                 Series A, 5.50%, 05/15/2006
     1,595,000   MTA, New York Transit Facilities                     1,637,331
                 Service Contract, 5.40%, 07/01/2006

     1,250,000   MTA, New York Transit Facilities                     1,294,813
                 Service Contract,
                 5.45%, 07/01/2007
     3,510,000   New York State Dormitory                             3,688,659
                 Authority, City University Series 2,
                 5.75%, 07/01/2007
     2,980,000   New York State Dormitory                             3,327,736
                 Authority, Mental Health Services,
                 6.50%, 02/15/2008
     1,905,000   New York State Thruway Authority                     1,876,901
                 Service Contract, 5.125%, 04/01/2008
     1,505,000   New York State Dormitory                             1,571,491
                 Authority, Mental Health Services,
                 5.70%, 02/15/2009
     1,505,000   New York State Dormitory                             1,679,430
                 Authority, Mental Health Services,
                 6.50%, 02/15/2009
     2,215,000   New York State Urban Development                     2,331,465
                 Corp., Correctional Facilities
                 Series A, 5.70%, 04/01/2009
     1,100,000   New York State Dormitory                             1,158,509
                 Authority, City University Series A,
                 5.75%, 07/01/2009
     1,490,000   Triborough Bridge & Tunnel                           1,614,847
                 Authority, New York Convention
                 Center Series E,
                 6.00%, 01/01/2011
     3,550,000   New York State Dormitory                             3,647,377
                 Authority, State University
                 Series A, 5.50%, 05/15/2013
                                                                  -------------
Total Tax Lease (Cost $53,455,526)                                   56,160,978
                                                                  -------------
Special Tax: 7.78%
     1,110,000   New York State Local Government                      1,120,600
                 Assistance Corp. Series A,
                 5.75%, 04/01/1998
       825,000   MAC New York Series 64,                                842,688
                 6.75%, 07/01/1998
     3,000,000   MAC New York Series 67,                              3,071,730
                 7.10%, 07/01/1998
       695,000   MAC New York Series I,                                 706,551
                 5.00%, 07/01/1999
     5,895,000   MAC New York Series L,                               5,992,975
                 5.00%, 07/01/1999

                      Schedule of Investments--Municipal Bond Portfolios     25

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     6,320,000   MAC New York Series I,                           $   6,464,159
                 5.00%, 07/01/2000
     6,705,000   MAC New York Series L,                               6,900,987
                 5.25%, 07/01/2000
     6,160,000   MAC New York Series E,                               6,379,604
                 5.50%, 07/01/2000
     1,025,000   Grand Central District Management                    1,043,635
                 Association, New York Business
                 Improvement District Series 1994,
                 5.00%, 01/01/2006
     2,500,000   New York State Local Government                      2,666,650
                 Assistance Corp. Series B,
                 6.00%, 04/01/2006
     1,000,000   New York State Local Government                      1,014,450
                 Assistance Corp. Series D,
                 5.10%, 04/01/2008
     3,035,000   New York State Local Government                      3,307,604
                 Assistance Corp. Series A,
                 6.00%, 04/01/2008
     2,440,000   MAC New York Series L,                               2,702,812
                 6.00%, 07/01/2008
     1,885,000   New York State Local Government                      1,984,321
                 Assistance Corp. Series A,
                 5.90%, 04/01/2012
     1,495,000   New York State Local Government                      1,503,596
                 Assistance Corp. Series A,
                 5.375%, 04/01/2014
     1,740,000   New York State Local Government                      1,750,005
                 Assistance Corp. Series D,
                 5.375%, 04/01/2014
     4,430,000   New York State Local Government                      4,824,403
                 Assistance Corp. Series E,
                 6.00%, 04/01/2014
                                                                  -------------
Total Special Tax (Cost $50,771,234)                                 52,276,770
                                                                  -------------
Total Tax Supported (Cost $167,684,483)                             174,754,411
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 15.42%
-------------------------------------------------------------------------------
Airport Revenue: 0.47%
     1,300,000   Denver City & County, Colorado                       1,436,409
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
       425,000   Denver City & County, Colorado                         496,298
                 Airport Revenue Series A, AMT,
                 8.875%, 11/15/2012

     1,000,000   Denver City & County, Colorado                       1,242,050
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                                  -------------
Total Airport Revenue (Cost $2,737,601)                               3,174,757
                                                                  -------------
Electric Revenue: 1.78%
     1,100,000   Guam Power Authority Revenue                         1,111,341
                 Series A, 5.30%, 10/01/1998
     1,000,000   New York State Power Authority                       1,022,190
                 Series Z, 5.75%, 01/01/1999
     2,120,000   New York State Power Authority                   $   2,419,832
                 Series W, 6.50%, 01/01/2008
     5,490,000   New York State Power Authority                       5,536,006
                 Revenue & General Purpose
                 Series CC, 5.00%, 01/01/2009
     1,955,000   New York State Power Authority                       1,885,285
                 Series CC, 5.00%, 01/01/2014
                                                                  -------------
Total Electric Revenue (Cost $11,513,992)                            11,974,654
                                                                  -------------
Health Care Revenue: 1.88%
       750,000   New York State Dormitory                               757,950
                 Authority, Grace Manor Health
                 Care, SONYMA, 4.80%, 07/01/1999
     1,750,000   New York State Medical Care                          1,828,698
                 Facilities Finance Authority,
                 Insured Mortgage Project Series A,
                 FHA, 5.40%, 08/15/2004
     1,410,000   New York State Medical Care                          1,510,096
                 Facilities Finance Authority,
                 Hospital & Nursing Home Insured
                 Mortgage, FHA, 5.875%, 02/15/2005
     1,000,000   New York State Dormitory                             1,051,330
                 Authority, St. John's Nursing
                 Home, FHA, 5.35%, 02/01/2006
     4,010,000   New York State Medical Care                          4,261,547
                 Facilities Finance Agency,
                 Hospital & Nursing Home Insured
                 Mortgage Series A, FHA,
                 6.125%, 02/15/2014
     3,090,000   New York State Medical Care Facilities               3,258,652
                 Finance Agency, Hospital & Nursing
                 Home Insured Mortgage Series A,
                 FHA, 8.00%, 02/15/2028, Partially
                 Prerefunded 08/15/1998 @102
                                                                  -------------
Total Health Care Revenue (Cost $12,160,419)                         12,668,273
                                                                  -------------

Higher Education Revenue: 0.60%
     1,480,000   New York State Dormitory                             1,510,562
                 Authority, Rockefeller University,
                 6.60%, 07/01/1998
     1,000,000   New York State Dormitory                             1,080,510
                 Authority, Columbia University,
                 5.625%, 07/01/2006
     1,290,000   New York State Dormitory                             1,412,769
                 Authority, Columbia University,
                 5.75%, 07/01/2007
                                                                  -------------
Total Higher Education Revenue
(Cost $3,775,628)                                                     4,003,841
                                                                  -------------
Toll Revenue: 1.63%
       725,000   Triborough Bridge & Tunnel                             789,264
                 Authority, New York Toll Revenue
                 Series Y, 5.80%, 01/01/2006
     2,370,000   Triborough Bridge & Tunnel                           2,322,529
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2012

26   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,905,000   Triborough Bridge & Tunnel                       $   2,101,367
                 Authority, New York Toll Revenue
                 Series Y, 6.00%, 01/01/2012
     5,950,000   Triborough Bridge & Tunnel                           5,716,820
                 Authority, New York Toll Revenue,
                 5.00%, 01/01/2015
                                                                  -------------
Total Toll Revenue (Cost $10,260,045)                                10,929,980
                                                                  -------------
Water/Sewer Revenue: 6.75%
     6,340,000   New York State Environmental                         6,381,717
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 94-A,
                 4.80%, 06/15/1998
     1,895,000   New York State Environmental                         1,942,811
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 94-D,
                 5.60%, 05/15/1999

     2,510,000   New York State Environmental                         2,757,285
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.25%, 09/15/2005
     3,500,000   New York City Municipal Water                        3,640,980
                 Finance Authority Series B,
                 5.30%, 06/15/2006
     2,510,000   New York State Environmental                         2,762,431
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 92-B,
                 6.35%, 09/15/2006
     1,000,000   Ulster County Resource Recovery                      1,053,850
                 Agency, New York Solid Waste
                 System, 5.90%, 03/01/2007
     1,000,000   New York State Environmental                         1,068,300
                 Facilities Corp., Pollution Control
                 Revenue, State Revolving Fund, New York
                 City Municipal Water Finance Authority
                 Series 94-A, 5.75%, 06/15/2007
     1,885,000   New York State Environmental                         2,066,280
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority Series 97-D,
                 6.00%, 06/15/2007
     2,975,000   New York State Environmental                         3,098,195
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.20%, 05/15/2008
     3,085,000   New York State Environmental                     $   3,212,164
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.30%, 05/15/2009
     1,485,000   New York City Municipal Water                        1,637,376
                 Finance Authority Series A,
                 6.00%, 06/15/2009
       780,000   New York State Environmental                           810,786
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 95-A,
                 5.40%, 05/15/2010
     3,865,000   New York State Environmental                         3,853,869
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 96-A,
                 4.95%, 06/15/2010

     3,800,000   New York State Environmental                         3,937,826
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 95-B,
                 5.50%, 06/15/2010
     4,630,000   New York State Environmental                         5,009,336
                 Facilities Corp., Pollution Control
                 Revenue, State Revolving Fund,
                 New York City Municipal Water
                 Finance Authority Series 94-A,
                 5.75%, 06/15/2011
     1,000,000   New York State Environmental                         1,065,410
                 Facilities Corp., Huntington
                 Project Series A, AMT,
                 7.50%, 10/01/2012
     1,015,000   New York State Environmental                         1,016,563
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue, State
                 Revolving Fund Series 96-A,
                 5.20%, 12/15/2015
                                                                  -------------
Total Water/Sewer Revenue (Cost $43,214,184)                         45,315,179
                                                                  -------------
Miscellaneous Revenue: 1.10%
     2,715,000   MTA, New York Transit Facilities                     2,738,702
                 Revenue Series M,
                 5.10%, 07/01/1998
     3,420,000   Battery Park City Authority,                         3,686,213
                 New York Revenue,
                 6.00%, 11/01/2003
     1,000,000   Port Authority of New York                           1,002,900
                 & New Jersey Revenue,
                 5.125%, 11/15/2011
                                                                  -------------
Total Miscellaneous Revenue (Cost $7,257,904)                         7,427,815
                                                                  -------------

                       Schedule of Investments--Municipal Bond Portfolios    27

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
Industrial Development/Pollution
Control Revenue: 1.21%
     4,000,000   New York City Industrial Development             $   4,084,400
                 Agency, Special Facilities Revenue,
                 Terminal One Group Association
                 Limited Partnership Project, AMT,
                 5.30%, 01/01/2000
     1,425,000   New York City Industrial Development                 1,525,149
                 Agency, Special Facilities Revenue,
                 Terminal One Group Association
                 Limited Partnership Project, AMT,
                 6.00%, 01/01/2007
     2,475,000   Schuylkill County Industrial                         2,514,080
                 Development Authority,
                 Pennsylvania, Energy Reserves,
                 AMT, 6.50%, 01/01/2010
                                                                  -------------
Total Industrial Development/Pollution
Control Revenue
(Cost $7,809,749)                                                     8,123,629
                                                                  -------------

Total Revenue (Cost $98,729,522)                                    103,618,128
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $640,610,953)           98.37%             $660,777,165
(Note B, below)
Cash and Other Assets, Less Liabilities          1.63                10,923,066
                                               -------            -------------
Net Assets (Equivalent to $13.62
per share based on 49,309,430
shares of capital stock outstanding)           100.00%             $671,700,231
                                               =======            =============
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    Connie Lee-Connie Lee Insurance Company
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    SONYMA-State of New York Mortgage Agency
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         Diversified Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   1.22%
-------------------------------------------------------------------------------
Repurchase Agreement: 0.16%
       238,000   State Street Bank & Trust Co.,                   $     238,000
                 Repurchase Agreement, Dated
                 9/30/1997, 5.20%, maturing
                 10/01/1997 for $238,034, Collateral
                 240,000 principal amount U.S.
                 Treasury Note, 5.875%, 04/30/1998,
                 Value $246,350
                                                                  -------------
Total Repurchase Agreement (Cost $238,000)                              238,000
                                                                  -------------
Municipal Note: 0.66%
     1,000,000   California Statewide Community                       1,008,330
                 Development Authority, Tax &
                 Revenue Anticipation Notes
                 Series B, 4.75%, 09/30/1998
                                                                  -------------
Total Municipal Note (Cost $1,006,664)                                1,008,330
                                                                  -------------
Tax Exempt Variable-Rate Demand Notes: 0.40%
       300,000   Wilmington, Delaware Hospital                          300,000
                 Revenue, Daily Floater, Putable
                 Daily, 4.00%, 07/01/2011
       300,000   Metropolitan Nashville, Tennessee                      300,000
                 Airport Authority Special Facilities
                 Revenue, American Airlines
                 Project Series A, Daily Floater,
                 Putable Daily, 4.00%, 10/01/2012
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $600,000)                                                         600,000
                                                                  -------------
Total Short-Term Investments (Cost $1,844,664)                        1,846,330
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                       5.97%
-------------------------------------------------------------------------------
     9,000,000   6.25%, 05/31/1999                                    9,067,500
                                                                  -------------
Total U.S. Treasury Note (Cost $9,065,007)                            9,067,500
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    15.00%
-------------------------------------------------------------------------------
     1,000,000   Massachusetts Water Resources                        1,102,860
                 Authority Series A,
                 7.625%, 04/01/2014,
                 Prerefunded 04/01/1998 @102
       110,000   San Antonio, Texas Water Revenue,                      111,264
                 5.60%, 05/15/1998, Escrowed to Maturity
     1,000,000   Massachusetts Health & Education                     1,047,930
                 Facilities Authority, Lahey
                 Clinic Medical Center Series A,
                 7.625%, 07/01/2018,
                 Prerefunded 07/01/1998 @102

*See Note 1, page 28 in Notes to Financial Statements.

28   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,200,000   Minnesota State,                                 $   1,231,896
                 7.00%, 08/01/2002,
                 Prerefunded 08/01/1998 @100
     1,170,000   Massachusetts Consolidated Loans                     1,226,850
                 Series B, MBIA, 7.00%, 09/01/2000,
                 Prerefunded 09/01/1998 @102
     5,500,000   Vermont Educational & Health                         5,898,860
                 Buildings Financing Agency,
                 Northwestern Medical Center
                 Series A, 9.75%, 09/01/2018,
                 Prerefunded 09/01/1998 @102
                 (Note B, p. 32)
     1,000,000   Maryland State Department of                         1,051,560
                 Transportation Second Issue,
                 6.90%, 11/15/2004,
                 Prerefunded 11/15/1998 @102
     1,000,000   Georgia Municipal Electric                           1,060,700
                 Authority, Power Revenue Series R,
                 7.40%, 01/01/2025,
                 Prerefunded 01/01/1999 @102

     1,000,000   Pennsylvania Turnpike Commission                     1,089,400
                 Revenue Series K,
                 7.50%, 12/01/2019,
                 Prerefunded 12/01/1999 @102
     1,400,000   New Jersey State Building                            1,506,498
                 Authority Revenue,
                 9.875%, 2/01/2013,
                 Prerefunded 02/01/1999 @100
     4,000,000   Broward County School District,                      4,244,000
                 Florida, 7.125%, 02/15/2008,
                 Prerefunded 02/15/1999 @102
     2,020,000   Fairfax County, Virginia Public                      2,125,485
                 Improvement Series A,
                 6.25%, 04/01/2007,
                 Prerefunded 04/01/1999 @102
     1,000,000   Washington Public Power Supply                       1,076,250
                 System Revenue, Nuclear Project
                 No. 1, 7.50%, 07/01/2007,
                 Prerefunded 07/01/1999 @102
                                                                  -------------
Total Prerefunded/Escrowed (Cost $22,767,799)                        22,773,553
                                                                  -------------
-------------------------------------------------------------------------------
INSURED:                                                                 25.13%
-------------------------------------------------------------------------------
     2,575,000   Wisconsin State Transportation                       2,599,772
                 Revenue Series A, FGIC,
                 5.00%, 07/01/1998
     1,000,000   Illinois State, FGIC,                                1,010,110
                 5.25%, 07/01/1998
     1,000,000   North Hudson Sewer Authority, New                    1,008,350
                 Jersey, FGIC, 4.75%, 08/01/1998
     1,000,000   Dade County, Florida Aviation Revenue                1,012,180
                 Series C, MBIA, 5.00%, 10/01/1998
     3,420,000   Wilmington, Delaware Series A,                       3,461,313
                 MBIA, 5.00%, 10/01/1998
     4,410,000   Hillsborough County School                       $   4,463,714
                 District, Florida Sales Tax
                 Revenue, AMBAC, 5.00%, 10/01/1998
     1,600,000   Worcester, Massachusetts                             1,640,176
                 Municipal Purpose Series C, MBIA,
                 6.50%, 10/01/1998
     1,065,000   Montgomery County, Ohio Solid                        1,078,451
                 Waste Revenue, MBIA,
                 5.00%, 11/01/1998
     1,000,000   Jefferson Parish, Louisiana Sales                    1,027,620
                 Tax Revenue Series A,
                 FGIC, 6.25%, 12/01/1998
     1,000,000   New Orleans, Louisiana Water                         1,022,200
                 Revenue, MBIA, 7.00%, 12/01/1998

     1,655,000   Chatham County Hospital Authority                    1,673,983
                 Revenue, Georgia, AMBAC,
                 5.00%, 01/01/1999
     1,445,000   Cypress-Fairbanks Independent                        1,465,100
                 School District, Texas, PSF
                 Guaranteed, 5.00%, 02/01/1999
     1,000,000   New Haven, Connecticut, FGIC,                        1,013,250
                 5.00%, 02/15/1999
     4,480,000   Platte River Power Authority,                        4,555,398
                 Colorado Power Revenue Series DD,
                 MBIA, 5.00%, 06/01/1999
     4,500,000   Massachusetts Consolidated Loans                     4,577,175
                 Series B, FSA, 5.00%, 06/01/1999
     1,955,000   Dade County, Florida Series I,                       2,044,168
                 AMBAC, 6.80%, 07/01/1999
     1,625,000   Worcester, Massachusetts, MBIA,                      1,671,686
                 5.25%, 08/01/2000
     1,770,000   Washington State Health Care                         1,796,426
                 Facilities Authority Revenue,
                 Virginia Mason Medical Center
                 Series A, MBIA, 4.75%, 08/15/2000
     1,000,000   Lansing, Michigan Sewage Disposal                    1,022,850
                 System Revenue, MBIA,
                 7.625%, 05/01/2006
                                                                  -------------
Total Insured (Cost $38,007,786)                                     38,143,922
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           34.40%
-------------------------------------------------------------------------------
State General Obligations: 11.69%
     1,500,000   District of Columbia Series C,                       1,501,800
                 4.60%, 12/01/1997
       600,000   District of Columbia Series A-3,                       601,362
                 4.45%, 06/01/1998
     1,110,000   Minnesota State,                                     1,119,357
                 4.70%, 08/01/1998
     4,450,000   Alabama State,                                       4,522,001
                 5.70%, 09/01/1998
     1,060,000   New Jersey State,                                    1,086,373
                 6.25%, 09/15/1998
     1,000,000   District of Columbia Series C,                       1,009,040
                 4.90%, 12/01/1998

                       Schedule of Investments--Municipal Bond Portfolios    29

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     2,430,000   Georgia State Series A,                          $   2,493,690
                 5.80%, 03/01/1999
     1,000,000   Georgia State Series B,                              1,033,010
                 6.30%, 03/01/1999
     1,060,000   Maryland State First Series,                         1,078,264
                 6.50%, 05/15/1999
       370,000   District of Columbia Series A-3,                       372,387
                 4.70%, 06/01/1999
     2,750,000   Maryland State Third Series,                         2,932,187
                 6.60%, 07/15/2000
                                                                  -------------
Total State General Obligations
(Cost $17,662,976)                                                   17,749,471
                                                                  -------------
Local General Obligations: 15.06%
       500,000   Denver City & County School District                   502,040
                 No. 1, Colorado Collateralized
                 Certificates Series B,
                 6.00%, 12/01/1997
     3,145,000   Broward County School District,                      3,181,356
                 Florida, 6.90%, 02/15/1998
     1,575,000   Columbus, Ohio Series 1,                             1,588,498
                 5.00%, 06/15/1998
     2,120,000   North Slope Boro, Alaska Series G,                   2,187,458
                 8.35%, 06/30/1998
     1,250,000   Floyd County, Georgia,                               1,263,538
                 5.25%, 08/01/1998
     1,285,000   Milwaukee County, Wisconsin                          1,303,941
                 Series A, 5.125%, 12/01/1998
     1,390,000   Prince Georges County                                1,424,375
                 Consolidated Public Improvement
                 Authority, Maryland,
                 6.125%, 01/15/1999
     1,020,000   Northside Independent School                         1,025,457
                 District, Texas Public Property
                 Finance Contractual Obligation,
                 4.50%, 02/15/1999
     1,000,000   Wake County, North Carolina,                         1,012,490
                 4.70%, 03/01/1999
     1,745,000   Fort Worth, Texas Series A,                          1,781,697
                 5.50%, 03/01/1999
     1,055,000   Detroit, Michigan Series A,                          1,056,804
                 4.60%, 04/01/1999
     1,000,000   Monmouth County Improvement                          1,018,980
                 Authority Revenue, New Jersey,
                 Capital Equipment Pooled Lease,
                 5.00%, 10/01/1999

     1,000,000   Burlington County, New Jersey,                       1,024,510
                 5.20%, 10/01/1999
     2,000,000   Spartanburg County School                            2,043,140
                 District 7, South Carolina,
                 5.00%, 03/01/2000
       725,000   Houston, Texas,                                        740,573
                 6.00%, 03/01/2000
     1,150,000   Fairfax County, Virginia Series B,                   1,184,673
                 5.50%, 05/01/2001
       500,000   New York City Series G,                          $     524,005
                 5.70%, 02/01/2003
                                                                  -------------
Total Local General Obligations
(Cost $22,764,231)                                                   22,863,535
                                                                  -------------
Tax Lease: 3.88%
     1,010,000   Holdenville Industrial Authority,                    1,016,605
                 Oklahoma Correctional Facility
                 Revenue, 4.95%, 07/01/1998
     1,000,000   Ohio State Building Authority,                       1,013,450
                 Arts Facilities Building Fund
                 Series A, 5.00%, 10/01/1998
     1,000,000   Ohio State Building Authority                        1,012,670
                 Series B, 5.00%, 10/01/1998
     1,780,000   Ohio State Building Authority                        1,802,553
                 Series A, 5.00%, 10/01/1998
     1,000,000   New York State Dormitory                             1,050,110
                 Authority, City University,
                 8.125%, 07/01/2008
                                                                  -------------
Total Tax Lease (Cost $5,865,013)                                     5,895,388
                                                                  -------------
Special Tax: 3.77%
     2,425,000   New Jersey State Transportation                      2,461,375
                 Trust Fund Authority,
                 Transportation Systems Series A,
                 5.00%, 12/15/1998
     1,050,000   New Jersey State Transportation                      1,067,021
                 Trust Fund Authority,
                 Transportation Systems Series B,
                 5.00%, 06/15/1999
     2,150,000   New Jersey State Transportation                      2,186,270
                 Trust Fund Authority,
                 Transportation Systems Series B,
                 5.00%, 06/15/1999
                                                                  -------------
Total Special Tax (Cost $5,690,034)                                   5,714,666
                                                                  -------------
Total Tax Supported (Cost $51,982,254)                               52,223,060
                                                                  -------------

-------------------------------------------------------------------------------
REVENUE:                                                                 16.11%
-------------------------------------------------------------------------------
Electric Revenue: 3.89%
     1,000,000   Washington Public Power Supply                       1,009,320
                 System Revenue, Nuclear Project
                 No. 2 Series A, 5.10%, 07/01/1998
     3,825,000   Intermountain Power Agency, Utah                     3,892,473
                 Power Supply Revenue,
                 6.75%, 07/01/1998
     1,000,000   North Carolina Eastern Municipal                     1,007,360
                 Power Agency Series A,
                 5.00%, 01/01/1999
                                                                  -------------
Total Electric Revenue (Cost $5,876,206)                              5,909,153
                                                                  -------------
Health Care Revenue: 4.61%
       770,000   Missouri State Health &                                771,417
                 Educational Facilities Revenue,
                 Heartland Health System Project,
                 6.00%, 11/15/1997

30   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     1,000,000   Northeast Hospital Authority,                    $   1,001,580
                 Texas, Northeast Medical Center
                 Revenue, 4.50%, 05/15/1998
     1,015,000   Illinois Development Finance                         1,017,436
                 Authority Revenue, Community
                 Rehabilitation Providers Series A,
                 4.50%, 07/01/1998
       950,000   Philadelphia Hospitals & Higher                        963,576
                 Education Facilities Authority,
                 Pennsylvania, Graduate Health
                 Systems Obligation, 6.70%, 07/01/1998
       685,000   Cumberland County, Pennsylvania                        689,370
                 Municipal Authority Revenue,
                 5.50%, 11/15/1998
     1,000,000   Bell County, Texas Health                            1,049,270
                 Facilities, Scott & White
                 Memorial Hospital, 7.40%, 09/01/1999
     1,465,000   Ottumwa, Iowa Hospital Facility                      1,506,342
                 Revenue, 9.625%, 11/01/2010
                                                                  -------------
Total Health Care Revenue (Cost $6,999,975)                           6,998,991
                                                                  -------------

Higher Education Revenue: 1.35%
     1,000,000   Pennsylvania Higher                                  1,009,280
                 Education Facilities Authority,
                 College & University Revenue,
                 University of Pennsylvania Series A,
                 4.80%, 09/01/1998
     1,000,000   Georgetown University, District                      1,039,500
                 of Columbia Series A,
                 8.125%, 04/01/2008
                                                                  -------------
Total Higher Education Revenue
(Cost $2,045,488)                                                     2,048,780
                                                                  -------------
Water/Sewer Revenue: 3.48%
     1,050,000   Philadelphia, Pennsylvania Water                     1,054,599
                 & Wastewater Revenue,
                 4.75%, 06/15/1998
     1,000,000   Metropolitan Water Reclamation                       1,027,690
                 District of Greater Chicago, Illinois,
                 Capital Improvement Bonds,
                 6.30%, 01/01/1999
     3,135,000   Minnesota Public Facilities Authority,               3,201,619
                 Water Pollution Control Revenue,
                 5.00%, 03/01/2000 (Note C, p. 32)
                                                                  -------------
Total Water/Sewer Revenue (Cost $5,282,485)                           5,283,908
                                                                  -------------
Miscellaneous Revenue: 1.49%
     1,105,000   Atlanta, Georgia Airport                             1,139,653
                 Facilities Revenue, AMT,
                 6.80%, 01/01/1999
     1,085,000   Tampa, Florida Capital                               1,123,810
                 Improvement Revenue Series A,
                 8.25%, 10/01/2018
                                                                  -------------
Total Miscellaneous Revenue (Cost $2,254,116)                         2,263,463
                                                                  -------------
Industrial Development/Pollution
Control Revenue: 1.29%
     1,905,000   Burke County Development                         $   1,960,016
                 Authority, Georgia Pollution
                 Control Revenue, Georgia Power
                 Company Vogtle Project, AMT,
                 9.375%, 12/01/2017
                                                                  -------------
Total Industrial Development/Pollution
Control Revenue
(Cost $1,958,027)                                                     1,960,016
                                                                  -------------

Total Revenue (Cost $24,416,297)                                     24,464,311
                                                                  -------------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  2.32%
-------------------------------------------------------------------------------
Housing: 0.66%
     1,000,000   Maryland State Community                             1,000,490
                 Development Administration,
                 Multi-Family Housing
                 Revenue Series A,
                 Mandatory Put 11/01/1997 @100,
                 4.50%, 11/01/2007
                                                                  -------------
Total Housing (Cost $1,008,440)                                       1,000,490
                                                                  -------------
Student Loan: 1.66%
     1,000,000   New England Educational Loan                         1,005,680
                 Marketing Corporation, Student
                 Loan Revenue Series C,
                 4.75%, 07/01/1998
     1,490,000   South Carolina State Education                       1,520,202
                 Assistance Revenue, Student Loan
                 Authority, AMT, 6.10%, 09/01/1998
                                                                  -------------
Total Student Loan (Cost $2,516,293)                                  2,525,882
                                                                  -------------
Total Asset-Backed Securities (Cost $3,524,733)                       3,526,372
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $151,608,540)          100.15%            $ 152,045,048
(Note D, p. 32)
Cash and Other Assets, Less Liabilities         (0.15)                 (223,636)
                                               -------            -------------

Net Assets (Equivalent to $12.56
per share based on 12,089,969
shares of capital stock outstanding)           100.00%            $ 151,821,412
                                               =======            =============

                     Schedule of Investments--Municipal Bond Portfolios      31

-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $4,400,000 principal amount segregated as collateral for when-issued securities
(C) When-issued security
(D) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(E) Allocation of Portfolio net assets at September 30, 1997:
    Alabama                                     2.98%
    Alaska                                      1.44
    California                                  0.66
    Colorado                                    3.33
    Connecticut                                 0.67
    Delaware                                    2.48
    Florida                                    10.58
    Georgia                                     7.00
    Illinois                                    2.01
    Iowa                                        0.99
    Louisiana                                   1.35
    Maryland                                    4.93
    Massachusetts                               8.08
    Michigan                                    1.37
    Minnesota                                   3.66
    Missouri                                    0.51
    New Jersey                                  7.48
    New York                                    1.04
    North Carolina                              1.33
    Ohio                                        4.28
    Oklahoma                                    0.67
    Pennsylvania                                3.17
    South Carolina                              2.35
    Tennessee                                   0.20
    Texas                                       4.73
    Utah                                        2.56
    Vermont                                     3.88
    Virginia                                    2.18
    Washington                                  2.56
    Wisconsin                                   2.57
    District of Columbia                        2.98
    U.S. Treasury Obligations                   5.97
    Repurchase Agreement                        0.16
    Cash and Other Assets, Less Liabilities    (0.15)
                                              -------
    Total                                     100.00%
                                              =======
See Notes to Financial Statements.

-------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  12.61%
-------------------------------------------------------------------------------
Municipal Notes: 12.15%
     2,500,000   Sacramento County, California                    $   2,515,850
                 Tax & Revenue Anticipation Notes,
                 4.50%, 09/30/1998
     3,000,000   San Diego County, California                         3,019,320
                 Tax & Revenue Anticipation Notes,
                 4.50%, 09/30/1998
     2,410,000   California Statewide Community                       2,430,075
                 Development Authority, Tax &
                 Revenue Anticipation Notes Series B,
                 4.75%, 09/30/1998
     2,500,000   Santa Clara County, California                       2,521,875
                 Tax & Revenue Anticipation
                 Notes, 4.75%, 10/01/1998
                                                                  -------------
Total Municipal Notes (Cost $10,474,274)                             10,487,120
                                                                  -------------
Tax Exempt Variable-Rate Demand Note: 0.46%
       400,000   California Pollution Control                           400,000
                 Financing Authority Revenue,
                 Pacific Gas & Electric Series C,
                 Daily Floater, Putable Daily,
                 AMT, 4.00%, 11/01/2026
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $400,000)                                                         400,000
                                                                  -------------
Total Short-Term Investments (Cost $10,874,274)                      10,887,120
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    30.50%
-------------------------------------------------------------------------------
     1,000,000   Puerto Rico Aqueduct & Sewer                         1,044,150
                 Authority Revenue Series A,
                 7.00%, 07/01/2019,
                 Prerefunded 07/01/1998 @102
     2,670,000   Puerto Rico Aqueduct & Sewer                         2,804,862
                 Authority Revenue Series A,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/1998 @102

       750,000   Northern California Power Agency                       773,955
                 Series B, 8.00%, 07/01/2024,
                 Prerefunded 07/01/1998 @100
     3,855,000   Puerto Rico Highway Authority                        4,056,732
                 Revenue Series P,
                 8.125%, 07/01/2013,
                 Prerefunded 07/01/1998 @102
                 (Note B, p. 34)

*See Note 1, page 28 in Notes to Financial Statements.

32   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
     3,425,000   California Health Facilities                     $   3,624,575
                 Financing Authority,
                 7.625%, 10/01/2015,
                 Prerefunded 10/01/1998 @102
     1,000,000   Contra Costa County Water                            1,058,270
                 District, California Revenue
                 Series B, 7.625%, 10/01/2018,
                 Prerefunded 10/01/1998 @102
     2,250,000   Goleta Sanitation & Water                            2,386,575
                 District, California Certificates
                 of Participation, 7.50%, 12/01/2012,
                 Prerefunded 12/01/1998 @102
     1,000,000   Los Angeles, California                              1,060,880
                 Wastewater System Revenue
                 Series A, 7.10%, 02/01/2021,
                 Prerefunded 02/01/1999 @102
     1,000,000   Los Angeles Convention &                             1,076,240
                 Exhibition Center Authority,
                 California Certificates of
                 Participation Series A,
                 7.375%, 08/15/2018,
                 Prerefunded 08/15/1999 @101.50
     1,320,000   South Gate Public Financing                          1,428,649
                 Authority, California Tax
                 Allocation Revenue, South Gate
                 Redevelopment Project Series A-2,
                 7.375%, 09/01/2009,
                 Prerefunded 09/01/1999 @102
     3,355,000   Stockton East Water District,                        3,682,884
                 California Certificates of
                 Participation, 1990 Project
                 Series A, AMBAC,
                 7.30%, 04/01/2020,
                 Prerefunded 04/01/2000 @102
                 (Note C, p. 34)

     3,000,000   Castaic Lake Water Agency,                           3,322,140
                 California Certificates of
                 Participation, Water Systems
                 Improvement Project,
                 7.35%, 08/01/2020,
                 Prerefunded 08/01/2000 @102
                                                                  -------------
Total Prerefunded/Escrowed (Cost $26,326,626)                        26,319,912
                                                                  -------------
-------------------------------------------------------------------------------
INSURED:                                                                 27.48%
-------------------------------------------------------------------------------
     1,375,000   Northern California Power Agency,                    1,388,434
                 Geothermal Project No. 3 Series B,
                 AMBAC, 5.00%, 07/01/1998
     1,060,000   Los Angeles County Public Works                      1,062,788
                 Financing Authority, California
                 Lease Revenue Series B, MBIA,
                 4.00%, 09/01/1998
       800,000   Capistrano Unified Public                              808,848
                 Financing Authority, California
                 Special Tax Revenue Series A,
                 AMBAC, 5.00%, 09/01/1998
     3,005,000   Modesto Irrigation District                      $   3,020,957
                 Financing Authority, California
                 Series A, MBIA, 4.25%, 10/01/1998
     2,000,000   Anaheim, California Electric                         2,015,460
                 Revenue, AMBAC, 4.50%, 10/01/1998
     1,325,000   Rancho Water District Financing                      1,363,783
                 Authority, California Revenue,
                 FGIC, 6.50%, 11/01/1998
       500,000   California Educational Facilities                      506,640
                 Authority Revenue, Pepperdine
                 University, AMBAC,
                 4.875%, 01/15/1999
     2,260,000   Los Angeles County Board of                          2,279,911
                 Education, California
                 Certificates of Participation,
                 Local Educational Agencies,
                 Pooled Capital Projects Series A,
                 MBIA, 4.50%, 03/01/1999
     1,075,000   California Health Facilities                         1,084,632
                 Financing Authority, Catholic
                 Healthcare West Series A, MBIA,
                 4.50%, 07/01/1999 (Note D, p. 34)
     2,800,000   MSR Public Power Agency,                             2,865,352
                 California, San Juan Project
                 Revenue Series G, MBIA,
                 5.25%, 07/01/1999
     1,000,000   Santa Clara Unified School                           1,054,100
                 District, California, FGIC,
                 7.00%, 08/01/1999

     1,650,000   Los Angeles Convention &                             1,729,348
                 Exhibition Center Authority,
                 California Certificates of
                 Participation, AMBAC,
                 6.60%, 08/15/1999
     1,000,000   Riverside, California Certificates of                1,015,770
                 Participation, 1997 Lease Refunding
                 Project, MBIA, 4.75%, 11/01/1999
                 (Note D, p. 34)
     1,020,000   California Health Facilities                         1,048,376
                 Authority, Valley Presbyterian
                 Hospital, MBIA, 5.25%, 05/01/2000
     2,415,000   Sacramento Municipal Utility                         2,477,017
                 District, California Series L,
                 AMBAC, 5.00%, 07/01/2000
                                                                  -------------
Total Insured (Cost $23,627,789)                                     23,721,416
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           11.16%
-------------------------------------------------------------------------------
State General Obligations: 4.91%
     1,150,000   Puerto Rico Commonwealth,                            1,156,291
                 4.55%, 07/01/1998
     1,700,000   California State,                                    1,834,266
                 9.00%, 06/01/1999
     1,200,000   California State, Veterans Series AW,                1,244,640
                 AMT, 7.60%, 04/01/2007
                                                                  -------------
Total State General Obligations (Cost $4,090,251)                     4,235,197
                                                                  -------------

                      Schedule of Investments--Municipal Bond Portfolios     33

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
Tax Lease: 6.25%
       620,000   Shafter Joint Powers Financing                   $     620,167
                 Authority, California Lease
                 Revenue, Community Correctional
                 Facility Revenue Project A,
                 4.35%, 01/01/1998
     1,700,000   California State Public Works                        1,730,685
                 Board Lease Revenue, Community
                 Colleges Series A, 5.90%, 09/01/1998
     1,400,000   Los Angeles Municipal Improvement                    1,412,390
                 Corp., California Certificates of
                 Participation, 4.50%, 12/01/1998

     1,000,000   California State Public Works                        1,014,070
                 Board Lease Revenue, Community
                 Colleges Series A,
                 5.00%, 04/01/1999
       620,000   Stockton, California Community                         621,575
                 Facilities District Number 90-2,
                 Brookside Estates,
                 4.60%, 08/01/1999
                                                                  -------------
Total Tax Lease (Cost $5,361,638)                                     5,398,887
                                                                  -------------
Total Tax Supported (Cost $9,451,889)                                 9,634,084
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                 12.42%
-------------------------------------------------------------------------------
Health Care Revenue: 2.09%
     1,800,000   California Statewide Community                       1,806,570
                 Development Authority,
                 Certificates of Participation,
                 Hollywood Presbyterian Medical
                 Center, 4.60%, 01/01/1999
                                                                  -------------
Total Health Care Revenue (Cost $1,805,331)                           1,806,570
                                                                  -------------
Higher Education Revenue: 4.80%
     2,900,000   California Educational Facilities                    2,942,311
                 Authority, Stanford University
                 Series M, 5.00%, 12/01/1998
     1,190,000   California Educational Facilities                    1,198,282
                 Authority, University of Southern
                 California, 4.35%, 10/01/2019
                                                                  -------------
Total Higher Education Revenue
(Cost $4,127,594)                                                     4,140,593
                                                                  -------------
Water/Sewer Revenue: 0.88%
       730,000   California State Department of                         756,864
                 Water Resources Series F,
                 7.25%, 12/01/2002
                                                                  -------------
Total Water/Sewer Revenue (Cost $753,057)                               756,864
                                                                  -------------

Industrial Development/Pollution
Control Revenue: 4.65%
     3,905,000   California Pollution Control                     $   4,014,301
                 Financing Authority, Pacific Gas
                 & Electric Co. Series B, AMT,
                 8.875%, 01/01/2010
                                                                  -------------
Total Industrial Development/Pollution
Control Revenue
(Cost $4,010,795)                                                     4,014,301
                                                                  -------------
Total Revenue (Cost $10,696,777)                                     10,718,328
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $80,977,355)            94.17%              $81,280,860
(Note E, below)
Cash and Other Assets, Less Liabilities          5.83                 5,029,991
                                               -------            -------------
Net Assets (Equivalent to $12.55
per share based on 6,875,216
shares of capital stock outstanding)           100.00%              $86,310,851
                                               =======            =============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) $1,500,000 principal amount segregated as collateral for when-issued securities
(C) $1,400,000 principal amount segregated as collateral for when-issued securities
(D) When-issued security
(E) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

34   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                               September 30, 1997

Principal Amount   Description                                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  15.38%
-------------------------------------------------------------------------------
Municipal Note: 2.44%
     1,845,000   Suffolk County, New York Tax                     $   1,857,029
                 Anticipation Notes Series II,
                 4.50%, 09/10/1998
                                                                  -------------
Total Municipal Note (Cost $1,856,218)                                1,857,029
                                                                  -------------
Tax Exempt Variable-Rate Demand Notes: 12.94%
     2,200,000   New York State Energy Research &                     2,200,000
                 Development Authority, Pollution
                 Control Revenue, Niagara Mohawk
                 Power Series A, Daily Floater,
                 Putable Daily, 4.05%, 07/01/2015
     1,300,000   New York City, Daily Floater,                        1,300,000
                 Putable Daily, 4.00%, 08/01/2021
       700,000   Babylon, New York Industrial                           700,000
                 Development Agency, Resource
                 Recovery Revenue, Daily Floater,
                 Putable Daily, 4.00%, 12/01/2024
     2,820,000   New York City Municipal Water                        2,820,000
                 Finance Authority Series A, Daily
                 Floater, Putable Daily,
                 4.10%, 06/15/2025
     2,030,000   New York State Energy Research &                     2,030,000
                 Development Authority, Pollution
                 Control Revenue, Daily Floater,
                 Putable Daily, 3.85%, 06/01/2029
       800,000   New York State Energy Research &                       800,000
                 Development Authority, Pollution
                 Control Revenue, Daily Floater,
                 Putable Daily, 3.85%, 10/01/2029
                                                                  -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $9,850,000)                                                     9,850,000
                                                                  -------------

Total Short-Term Investments (Cost $11,706,218)                      11,707,029
                                                                  -------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                       2.22%
-------------------------------------------------------------------------------
     1,680,000   6.25%, 05/31/1999                                    1,692,600
                                                                  -------------
Total U.S. Treasury Note (Cost $1,694,038)                            1,692,600
                                                                  -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                    30.71%
-------------------------------------------------------------------------------
       185,000   New York City Series B,                                185,000
                 7.20%, 10/01/1997,
                 Escrowed to Maturity
       550,000   New York City Series A,                                560,258
                 8.50%, 11/01/2008,
                 Prerefunded 11/01/1997 @101.50
     1,000,000   New York City Series A,                          $   1,018,650
                 8.50%, 11/01/2010,
                 Prerefunded 11/01/1997 @101.50
       720,000   New York State Urban Development                       740,772
                 Corp., Correctional Facilities
                 Series D, 7.50%, 01/01/2012,
                 Prerefunded 01/01/1998 @102
     1,920,000   New York State Medical Care                          1,985,395
                 Facilities Finance Authority,
                 7.70%, 02/15/2018,
                 Prerefunded 02/15/1998 @102
       500,000   MTA, New York Transit Facilities                       525,325
                 Service Contract Series 2,
                 8.00%, 07/01/2018,
                 Prerefunded 07/01/1998 @102
     1,400,000   New York City Series I, FGIC,                        1,438,374
                 6.90%, 08/15/1998,
                 Escrowed to Maturity
     2,750,000   Battery Park City Authority,                         2,856,975
                 New York Revenue,
                 6.50%, 05/01/2020,
                 Prerefunded 05/01/1999 @100
     2,500,000   New York City Series A,                              2,720,550
                 7.25%, 03/15/2020,
                 Prerefunded 03/15/2000 @101.50
     2,075,000   New York State Dormitory                             2,300,117
                 Authority, State University
                 Series A, 7.70%, 05/15/2012,
                 Prerefunded 05/15/2000 @102
     8,115,000   New York State Dormitory                             9,053,662
                 Authority, City University
                 Systems Series F,
                 7.875%, 07/01/2017,
                 Prerefunded 07/01/2000 @102
                                                                  -------------
Total Prerefunded/Escrowed (Cost $23,500,643)                        23,385,078
                                                                  -------------

-------------------------------------------------------------------------------
INSURED:                                                                 26.16%
-------------------------------------------------------------------------------
     1,010,000   New York City Industrial                             1,012,181
                 Development Agency, USTA National
                 Tennis Center, FSA,
                 5.30%, 11/15/1997
       900,000   New York State Dormitory                               902,214
                 Authority, Montefiore Medical
                 Center, AMBAC,
                 4.50%, 02/01/1998
       945,000   Clarence Central School District,                      954,242
                 New York, FGIC,
                 5.25%, 06/01/1998
     1,115,000   Yonkers, New York Series C, AMBAC,                   1,119,360
                 4.25%, 08/01/1998
     1,600,000   Suffolk County, New York Series D,                   1,613,792
                 FGIC, 4.875%, 08/01/1998
     1,420,000   Nassau County, New York Series U,                    1,439,937
                 AMBAC, 5.125%, 11/01/1998

*See Note 1, page 28 in Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios     35

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
       650,000   New York State Thruway Authority,                $     658,235
                 General Revenue Series C, FGIC,
                 5.10%, 01/01/1999
     2,975,000   Hempstead Town, New York, AMBAC,                     3,017,602
                 5.00%, 02/15/1999
     1,000,000   Geneva, New York Industrial                          1,005,660
                 Development Agency, Civic
                 Facilities Revenue, AMBAC,
                 4.50%, 03/01/1999
     1,475,000   New York State Thruway Authority,                    1,485,369
                 Highway & Bridge Trust Fund
                 Series A, AMBAC,
                 4.50%, 04/01/1999
     1,635,000   Broome County, New York, MBIA,                       1,668,076
                 5.375%, 04/15/1999
     1,100,000   Albany, New York City School                         1,117,457
                 District Series A, FGIC,
                 5.00%, 05/01/1999
     1,645,000   Averill Park Central School                          1,676,074
                 District, New York, FGIC,
                 5.25%, 05/01/1999
       700,000   Nassau County, New York Series T,                      715,876
                 FGIC, 5.125%, 09/01/1999

       590,000   New York State Dormitory                               653,679
                 Authority, State University
                 Series A, AMBAC,
                 6.00%, 07/01/2011
       835,000   Suffolk County, New York                               878,053
                 Waterworks Authority Revenue,
                 AMBAC, 7.375%, 06/01/2012
                                                                  -------------
Total Insured (Cost $19,827,548)                                     19,917,807
                                                                  -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           15.19%
-------------------------------------------------------------------------------
Local General Obligations: 4.39%
       315,000   New York City Series B,                                315,000
                 7.20%, 10/01/1997
     1,000,000   Monroe County, New York Series E,                    1,007,250
                 4.50%, 02/01/1999
     2,000,000   Monroe County, New York Series A,                    2,023,600
                 4.75%, 03/01/1999
                                                                  -------------
Total Local General Obligations
(Cost $3,340,399)                                                     3,345,850
                                                                  -------------
Tax Lease: 2.04%
       550,000   New York State Energy Research &                       552,448
                 Development Authority, Western
                 New York Nuclear Service Center
                 Project, 5.00%, 04/01/1998
     1,000,000   New York State Dormitory                             1,000,080
                 Authority, Mental Health Services
                 Facilities Series A,
                 4.40%, 02/15/1999
                                                                  -------------
Total Tax Lease (Cost $1,550,139)                                     1,552,528
                                                                  -------------
Special Tax: 8.76%
     1,000,000   New York State Thruway Authority,              $     1,006,450
                 Highway & Bridge Trust Fund
                 Series B, 5.00%, 04/01/1998
     1,000,000   MAC New York Series G,                               1,005,250
                 4.50%, 07/01/1998
     1,420,000   New York State Local Government                      1,458,098
                 Assistance Corp. Series A,
                 6.00%, 04/01/1999
     1,000,000   MAC New York Series I,                               1,016,620
                 5.00%, 07/01/1999
     1,000,000   MAC New York Series L,                               1,016,620
                 5.00%, 07/01/1999

     1,145,000   MAC New York Series H,                               1,164,030
                 5.00%, 07/01/1999
                                                                  -------------
Total Special Tax (Cost $6,639,461)                                   6,667,068
                                                                  -------------
Total Tax Supported (Cost $11,529,999)                               11,565,446
                                                                  -------------
-------------------------------------------------------------------------------
REVENUE:                                                                  9.01%
-------------------------------------------------------------------------------
Health Care Revenue: 3.58%
       550,000   New York State Dormitory                               568,084
                 Authority, Long Island Medical
                 Center, FHA, 7.75%, 08/15/2027
     2,050,000   New York State Medical Care                          2,161,889
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Revenue Series A, FHA,
                 8.00%, 02/15/2028,
                 Partially Prerefunded
                 08/15/1998 @102
                                                                  -------------
Total Health Care Revenue (Cost $2,728,859)                           2,729,973
                                                                  -------------
Toll Revenue: 2.26%
     1,700,000   New York State Bridge Authority                      1,720,332
                 Revenue, 5.00%, 01/01/1999
                                                                  -------------
Total Toll Revenue (Cost $1,720,747)                                  1,720,332
                                                                  -------------
Water/Sewer Revenue: 2.04%
     1,050,000   New York State Environmental                         1,049,359
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund Series B,
                 3.55%, 02/15/1998
       500,000   New York State Environmental                           503,290
                 Facilities Corp., Pollution
                 Control Revenue, State Revolving
                 Fund, New York City Municipal
                 Water Finance Authority,
                 4.80%, 06/15/1998

                                                                  -------------
Total Water/Sewer Revenue (Cost $1,552,850)                           1,552,649
                                                                  -------------

36   Sanford C. Bernstein Fund, Inc.--1997 Annual Report

-------------------------------------------------------------------------------
Principal Amount   Description                                     Market Value
-------------------------------------------------------------------------------
Industrial Development/Pollution Control Revenue: 1.13%
       840,000   New York State Energy Research &                 $     859,942
                 Development Authority, Electric
                 Facilities Revenue, Con Edison
                 Company Project Series A, AMT,
                 7.75%, 01/01/2024
                                                                  -------------
Total Industrial Development/Pollution Control Revenue
(Cost $858,162)                                                         859,942
                                                                  -------------
Total Revenue (Cost $6,860,618)                                       6,862,896
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $75,119,064)            98.67%              $75,130,856
(Note B, below)
Cash and Other Assets, Less Liabilities          1.33                 1,010,907
                                               ------               -----------
Net Assets (Equivalent to $12.47
per share based on 6,105,588
shares of capital stock outstanding)           100.00%              $76,141,763
                                               ======               ===========
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) At September 30, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                       Schedule of Investments--Municipal Bond Portfolios    37